                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06654

                            BNY HAMILTON FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      3435 STELZER ROAD COLUMBUS, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    RAY RICE

                          3435 STELZER ROAD, SUITE 1000

                               COLUMBUS, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Schedule of Investments.

                 BNY HAMILTON INTERNATIONAL EQUITY FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
                 COMMON STOCKS--99.6%
                 Australia--5.4%
         26,350  Ansell Ltd. ADR                                $       907,913
         52,449  BHP Ltd. ADR                                         1,792,707
         19,275  Coles Myer Ltd. ADR                                  1,203,917
         19,500  Commonwealth Bank of Australia ADR                   1,715,910
        286,600  Foster's Group Ltd. ADR                              1,275,972
        190,900  Lend Lease Corp. Ltd. ADR                            2,040,930
         13,320  National Australia Bank Ltd. ADR                     1,673,658
         77,447  Newcrest Mining Ltd. ADR                             1,240,809
          4,569  Rio Tinto Ltd. ADR                                     825,386
         21,560  Westpac Banking Corp. ADR                            1,743,126
         46,305  Woodside Petroleum Ltd. ADR                          1,272,989
                                                                ---------------
                                                                     15,693,317
                                                                ---------------
                 Austria--0.4%
         42,000  Erste Bank der Oesterreichischen Sparkassen
                  ADR                                                 1,126,679
                                                                ---------------
                 Belgium--1.3%
         12,700  Delhaize Group ADR                                     751,205
         66,300  Fortis ADR                                           1,928,819
          8,300  Solvay SA ADR                                          968,165
                                                                ---------------
                                                                      3,648,189
                                                                ---------------
                 Denmark--0.7%
         35,400  Danske Bank A/S ADR                                  1,086,645
         21,600  Novo Nordisk A/S ADR                                 1,070,928
                                                                ---------------
                                                                      2,157,573
                                                                ---------------
                 Finland--1.5%
         45,600  Metso Corp. ADR                                      1,160,520
        137,100  Nokia Corp. ADR                                      2,318,361
         37,900  UPM-Kymmene Oyj ADR                                    762,548
                                                                ---------------
                                                                      4,241,429
                                                                ---------------
                 France--9.5%
         54,300  Alcatel SA ADR*                                        728,706
         50,200  Axa SA ADR                                           1,382,006
         55,200  BNP Paribas SA ADR                                   2,104,699
         37,006  Business Objects SA ADR*                             1,286,329
         54,900  France Telecom SA ADR                                1,578,375
         54,500  Groupe Danone ADR                                    1,188,100
         12,350  L'Air Liquide SA ADR                                   455,626
         83,500  L'Oreal SA ADR                                       1,297,657
         38,824  Lafarge SA ADR                                         859,175
         18,200  PSA Peugeot Citroen ADR                              1,239,768
         20,000  Publicis Groupe ADR                                    636,800
         67,400  Sanofi-Aventis  ADR                                  2,800,470

                 BNY HAMILTON INTERNATIONAL EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
         72,945  Societe Generale ADR                           $     1,670,090
         21,400  Sodexho Alliance SA ADR                                806,780
         15,800  Technip SA ADR                                         939,310
         32,913  Thomson ADR                                            687,223
         33,412  Total SA ADR                                         4,538,018
         43,200  Veolia Environnement ADR                             1,834,272
         40,860  Vivendi Universal SA ADR                             1,337,347
                                                                ---------------
                                                                     27,370,751
                                                                ---------------
                 Germany--6.8%
        115,000  Allianz AG ADR                                       1,553,650
         17,500  BASF AG ADR                                          1,319,500
         28,700  Bayer AG ADR                                         1,056,160
         55,400  Bayerische Hypo-und Vereinsbank AG ADR*              1,562,950
         25,500  DaimlerChrysler AG                                   1,354,560
         18,823  Deutsche Bank AG                                     1,760,327
         67,400  Deutsche Lufthansa AG ADR                              897,114
         83,800  Deutsche Telekom AG ADR                              1,528,512
         60,027  E.On AG ADR                                          1,845,829
          1,500  Puma AG Rudolf Dassler Sport ADR                       407,015
         17,300  RWE AG ADR                                           1,147,173
         28,180  SAP AG ADR                                           1,221,039
         12,200  Schering AG ADR                                        773,480
         27,642  Siemens AG ADR                                       2,137,556
         91,000  Volkswagen AG ADR                                    1,125,661
                                                                ---------------
                                                                     19,690,526
                                                                ---------------
                 Greece--0.6%
        156,272  Alpha Bank A.E. ADR                                  1,108,781
         58,800  Hellenic Telecommunications Organization S.A.
                  ADR                                                   591,528
                                                                ---------------
                                                                      1,700,309
                                                                ---------------
                 Hong Kong--1.7%
         14,000  Cheung Kong (Holdings) Ltd. ADR                        158,087
        171,000  CLP Holdings Ltd. ADR                                1,019,468
         61,400  Hang Seng Bank Ltd. ADR                                825,498
         12,800  Hutchison Whampoa Ltd. ADR                             662,048
         45,200  MTR Corp. Ltd. ADR                                     946,795
        128,000  Sun Hung Kai Properties Ltd. ADR                     1,325,747
                                                                ---------------
                                                                      4,937,643
                                                                ---------------
                 Ireland--0.8%
         18,200  Allied Irish Banks PLC ADR                             777,140
         12,300  Bank of Ireland ADR                                    781,050
         14,800  CRH PLC ADR                                            402,160

                 BNY HAMILTON INTERNATIONAL EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
          5,800  Ryanair Holdings PLC ADR*                      $       264,074
                                                                ---------------
                                                                      2,224,424
                                                                ---------------
                 Italy--3.8%
         34,780  Enel SpA ADR                                         1,492,410
         15,877  Eni SpA ADR                                          2,351,384
         99,500  Fiat SpA ADR*                                          893,510
         33,000  Luxottica Group SpA  ADR                               822,030
         31,800  Mediaset SpA ADR                                     1,132,360
         61,200  Sanpaolo IMI SpA ADR                                 1,903,932
         79,699  Telecom Italia SpA ADR                               2,371,547
                                                                ---------------
                                                                     10,967,173
                                                                ---------------
                 Japan--23.7%
         68,000  Aeon Co. Ltd. ADR                                    1,367,921
         24,000  Aiful Corp ADR                                         503,441
          7,900  Ajinomoto Co., Inc. ADR                                832,239
        106,500  All Nippon Airways Co. Ltd. ADR                        661,514
         11,700  Asahi Glass Co. Ltd. ADR                             1,229,461
         16,800  Asahi Kasei Corp. ADR                                  919,005
         26,000  Canon, Inc. ADR                                      1,410,760
         36,000  Dai Nippon Printing Co. Ltd. ADR                     1,162,519
         17,100  Daiwa Securities Group, Inc. ADR                     1,338,247
          8,000  Denso Corp. ADR                                        928,886
         47,000  Eisai Co. Ltd. ADR                                   2,011,205
         29,000  Fuji Photo Film Co. Ltd. ADR                           961,930
         33,400  Fujitsu Ltd. ADR                                     1,102,137
         19,600  Hitachi Ltd. ADR                                     1,242,444
         43,400  Honda Motor Co. Ltd. ADR                             1,232,560
         45,600  Japan Airlines System Corp. ADR                        605,504
          4,900  Kao Corp. ADR                                        1,208,355
         84,000  Kirin Brewery Co., Ltd. ADR                            929,880
         15,600  Kyocera Corp. ADR                                    1,092,312
         22,500  Marui Co. Ltd. ADR                                     761,117
         71,000  Matsushita Electric Industrial Co., Ltd. ADR         1,214,811
         18,600  Millea Holdings, Inc. ADR                            1,503,624
         48,500  Mitsubishi Corp. ADR                                 1,917,064
         22,300  Mitsubishi Electric Corp. ADR                        1,430,396
         11,100  Mitsubishi Estate Co. Ltd. ADR                       1,525,834
        178,000  Mitsubishi Tokyo Financial Group, Inc. ADR*          2,319,340
          6,950  Mitsui & Co. Ltd. ADR                                1,746,257
         10,900  Mitsui Sumitomo Insurance Co. Ltd. ADR               1,263,685
        209,000  NEC Corp. ADR                                        1,132,780
         86,500  Nikko Cordial Corp. ADR                              1,002,068
         78,400  Nintendo Co. Ltd. ADR                                1,144,805
         45,600  Nippon Telegraph and Telephone Corp. ADR             1,131,792
         24,500  Nippon Yusen Kabushiki Kaisha ADR                    1,645,007
         53,500  Nissan Motor Co. Ltd. ADR                            1,229,430
          2,400  Nitto Denko Corp. ADR                                1,353,097

                 BNY HAMILTON INTERNATIONAL EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
         84,000  Nomura Holdings, Inc. ADR                      $     1,305,360
         77,100  NTT DoCoMo, Inc. ADR                                 1,386,258
         11,900  Oji Paper Co. Ltd. ADR                                 650,962
         81,000  OLYMPUS Corp. ADR                                    1,797,382
         42,300  Pioneer Corp. ADR                                      602,352
         15,200  Ricoh Co. Ltd. ADR                                   1,188,883
         14,000  Secom Co., Ltd ADR                                   1,348,862
         28,000  Sega Sammy Holding, Inc. ADR                           553,378
         58,000  Sharp Corp. ADR                                        841,290
         52,000  Shiseido Co. Ltd. ADR                                  750,589
         31,500  Sony Corp. ADR                                       1,045,485
          7,200  Sumitomo Electric Industries Ltd. ADR                  971,943
         23,200  Sumitomo Metal Industries Ltd. ADR                     814,682
        181,000  Sumitomo Mitsui Financial Group, Inc. ADR            1,708,749
         36,500  Taiheiyo Cement Corp. ADR                            1,365,450
          6,400  TDK Corp. ADR                                          459,648
         16,600  Teijin Ltd. ADR                                        969,578
         14,900  The Bank of Yokohama Ltd. ADR                        1,137,153
          9,000  The Shizuoka Bank Ltd. ADR                             928,269
        166,000  The Sumitomo Trust and Banking Co. Ltd. ADR          1,367,956
         42,650  Toyota Motor Corp. ADR                               3,939,580
                                                                ---------------
                                                                     68,195,236
                                                                ---------------
                 Netherlands--5.5%
         52,600  ABN AMRO Holding NV ADR                              1,262,400
         66,400  Aegon NV ADR                                           989,360
         58,400  DSM N.V. ADR                                           575,427
         25,525  Heineken NV ADR                                        821,976
         54,300  ING Groep NV ADR                                     1,617,597
         62,500  Koninklijke (Royal) KPN NV ADR                         562,500
         36,100  Koninklijke (Royal) Philips Electronics NV
                  ADR                                                   963,148
         58,977  Royal Dutch Shell PLC ADR                            3,871,250
         38,488  Royal Dutch Shell PLC ADR, Series B                  2,650,669
         30,700  TNT NV - ADR                                           770,263
         17,300  Unilever NV ADR                                      1,236,085
         24,800  Wolters Kluwer NV ADR                                  462,852
                                                                ---------------
                                                                     15,783,527
                                                                ---------------
                 New Zealand--0.2%
         16,550  Telecom Corp. of New Zealand Ltd. ADR                  556,080
                                                                ---------------
                 Norway--0.8%
          5,220  Dnb Nor Bank ASA ADR                                   540,058
         10,500  Norsk Hydro ASA ADR                                  1,168,125
         15,400  Orkla ASA ADR                                          586,561
                                                                ---------------
                                                                      2,294,744
                                                                ---------------

                 BNY HAMILTON INTERNATIONAL EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
                 Portugal--0.3%
         25,390  Electricidade de Portugal SA ADR               $       708,381
         20,400  Portugal Telecom., SGPS, SA ADR                        185,640
                                                                ---------------
                                                                        894,021
                                                                ---------------
                 Singapore--0.8%
        236,000  CapitaLand Ltd. ADR                                    877,236
         22,000  Keppel Corp. Ltd. ADR                                  330,748
         53,750  Neptune Orient Lines Ltd. ADR                          391,950
         23,300  Singapore Telecommunications Ltd. ADR                  337,880
         12,600  STATS ChipPAC Ltd. ADR*                                 79,128
         24,500  United Overseas Bank Ltd. ADR                          408,937
                                                                ---------------
                                                                      2,425,879
                                                                ---------------
                 Spain--3.9%
         99,300  Banco Bilbao Vizcaya Argentaria SA ADR               1,741,722
        199,700  Banco Santander Central Hispano SA ADR               2,630,049
        271,500  Corporacion Mapfre SA ADR                              934,856
         63,200  Endesa SA ADR                                        1,691,864
         40,200  NH Hoteles SA ADR                                    1,246,570
         31,700  Repsol YPF SA ADR                                    1,024,227
         43,075  Telefonica SA ADR                                    2,124,459
                                                                ---------------
                                                                     11,393,747
                                                                ---------------
                 Sweden--2.4%
         42,400  AB SKF ADR                                             554,028
         55,200  Atlas Copco AB ADR                                   1,071,211
         17,350  Electrolux AB ADR                                      814,801
         24,200  Sandvik AB ADR                                       1,206,939
         14,400  Svenska Cellulosa AB (SCA) ADR                         505,799
         45,180  Telefonaktiebolaget LM Ericsson ADR                  1,664,431
         26,300  Volvo AB ADR                                         1,147,811
                                                                ---------------
                                                                      6,965,020
                                                                ---------------
                 Switzerland--6.7%
         84,880  Adecco SA ADR                                          971,027
         37,150  Credit Suisse Group ADR                              1,652,432
          7,440  Logitech International SA ADR*                         303,180
         47,808  Nestle SA ADR                                        3,513,520
         70,070  Novartis AG ADR                                      3,573,570
         42,020  Roche Holding (UK) Ltd. ADR                          2,930,076
         30,400  Serono SA ADR                                          500,080
         17,114  Swiss Reinsurance Co. ADR                            1,128,323
         44,900  Syngenta AG ADR                                        942,900
         32,060  UBS AG                                               2,741,130
         61,300  Zurich Financial Services AG ADR                     1,048,414
                                                                ---------------
                                                                     19,304,652
                                                                ---------------

                 BNY HAMILTON INTERNATIONAL EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
                 United Kingdom--22.8%
         68,350  Amvescap PLC ADR                               $       890,601
         55,600  Anglo American PLC ADR                               1,679,120
         47,669  AstraZeneca PLC ADR                                  2,245,210
         95,900  BAA PLC ADR                                          1,058,659
         47,450  BAE SYSTEMS PLC ADR                                  1,153,386
         51,775  Barclays PLC ADR                                     2,111,385
         22,440  BG Group PLC ADR                                     1,070,164
         45,100  BHP Billiton PLC ADR                                 1,465,750
        102,646  BP PLC ADR                                           7,272,468
         31,700  British American Tobacco PLC ADR                     1,342,178
         27,050  British Sky Broadcasting Group PLC ADR               1,068,205
         26,530  BT Group PLC ADR                                     1,051,649
         31,704  Cadbury Schweppes PLC ADR                            1,291,304
         24,918  Centrica PLC ADR                                     1,084,426
        182,100  Compass Group PLC ADR                                  664,446
         24,195  Diageo PLC ADR                                       1,403,552
         30,230  Friends Provident PLC ADR                            1,000,072
         85,701  GlaxoSmithKline PLC ADR                              4,394,747
         74,500  GUS PLC ADR                                          1,126,209
         46,200  HBOS PLC ADR                                         2,092,754
         68,820  HSBC Holdings PLC ADR                                5,590,250
         21,250  Imperial Tobacco Group PLC ADR                       1,235,688
         18,280  International Power PLC ADR                            820,224
         92,526  Kingfisher PLC ADR                                     707,130
        131,020  Legal & General Group PLC ADR                        1,315,388
         42,850  Lloyds TSB Group PLC ADR                             1,423,906
         39,750  Marconi Corp. PLC ADR*                                 426,915
         24,150  Marks & Spencer Group PLC ADR                          960,644
         21,868  National Grid PLC ADR                                1,026,703
         64,850  Prudential Corp. PLC ADR                             1,194,537
         29,250  Reed Elsevier PLC ADR                                1,079,033
         39,820  Rentokil Initial PLC ADR                               582,057
          9,250  Rio Tinto PLC ADR                                    1,519,775
         16,340  Rolls-Royce Group PLC ADR                              539,839
        147,940  Royal & Sun Alliance Insurance Group PLC ADR         1,279,681
         61,700  Scottish & Southern Energy PLC ADR                   1,123,187
         20,750  Scottish Power PLC ADR                                 834,980
          9,840  Smith & Nephew PLC ADR                                 417,806
         75,768  Tesco PLC ADR                                        1,244,573
         28,900  Unilever PLC ADR                                     1,220,158
        187,710  Vodafone Group PLC ADR                               4,874,830
         24,600  Wolseley PLC ADR                                     1,057,554
                                                                ---------------
                                                                     65,941,143
                                                                ---------------
                 Total Common Stocks
                 (Cost $217,718,059)                                287,512,062
                                                                ---------------

                 BNY HAMILTON INTERNATIONAL EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
                 MONEY MARKET FUND--0.2%
        675,688  BNY Hamilton Money Fund
                 (Hamilton Shares), 3.58% (a)
                 (Cost $675,688)                                $       675,688
                                                                ---------------

                 Total Investments
                 (Cost $218,393,747) (b)--99.8%                     288,187,750
                 Other assets less liabilities--0.2%                    452,298
                                                                ---------------
                 Net Assets--100.0%                             $   288,640,048
                                                                ===============

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005 net unrealized appreciation was $69,794,002 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $72,064,737 and aggregate gross unrealized depreciation of $2,270,734.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                BNY HAMILTON INTERNATIONAL EQUITY FUND
                Industry Diversification

                September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                      % OF
                                                                      TOTAL
                                                      US$ VALUE     NET ASSETS
                                                    -------------  ------------
Advertising                                         $     636,800           0.2%
Aerospace/Defense                                       1,693,225           0.6
Agriculture                                             2,577,866           0.9
Airlines                                                2,428,206           0.9
Apparel                                                   407,015           0.1
Auto Manufacturers                                     12,162,880           4.2
Auto Parts & Equipment                                    928,886           0.3
Banks                                                  51,425,794          17.8
Beverages                                               4,431,380           1.5
Building Materials                                      3,856,246           1.3
Chemicals                                               7,589,880           2.6
Commercial Services                                     2,715,603           1.0
Computers                                               1,864,965           0.7
Cosmetics/Personal Care                                 3,256,601           1.1
Distribution/Wholesale                                  4,720,875           1.6
Diversified Financial Services                          5,039,717           1.8
Electric                                               11,710,219           4.1
Electrical Components & Equipment                       4,486,073           1.6
Electronics                                             4,537,102           1.6
Engineering & Construction                              1,058,659           0.4
Food                                                   11,863,745           4.1
Food Service                                            1,471,226           0.5
Forest Products & Paper                                 1,919,309           0.7
Gas                                                     1,084,426           0.4
Hand/Machine Tools                                      1,206,939           0.4
Healthcare-Products                                     1,239,836           0.4
Holding Companies-Diversified                             992,796           0.3
Home Furnishings                                        4,364,672           1.5
Insurance                                              16,211,193           5.6
Iron/Steel                                                814,682           0.3
Leisure Time                                              553,378           0.2
Lodging                                                 1,246,570           0.4
Machinery-Construction & Mining                         1,071,211           0.4
Machinery-Diversified                                   1,160,520           0.4
Media                                                   5,079,797           1.8
Metal Fabricate/Hardware                                  554,028           0.2
Mining                                                  8,523,547           3.0
Miscellaneous Manufacturing                             5,804,781           2.0
Office/Business Equipment                               2,599,643           0.9
Oil & Gas                                              25,219,294           8.7
Oil & Gas Services                                        939,310           0.3
Pharmaceuticals                                        20,299,766           7.0
Real Estate                                             5,927,834           2.1
Retail                                                  6,126,938           2.1
Semiconductors                                             79,128           0.0
Software                                                2,507,368           0.9
Telecommunications                                     23,419,463           8.1
Textiles                                                  969,578           0.3
Toys/Games/Hobbies                                      1,144,805           0.4
Transportation                                          3,754,015           1.3
Water                                                   1,834,272           0.6

                BNY HAMILTON INTERNATIONAL EQUITY FUND
                Industry Diversification (Continued)

                September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                      % OF
                                                                      TOTAL
                                                      US$ VALUE     NET ASSETS
                                                    -------------  ------------
Money Market Fund                                   $     675,688           0.2%
                                                    -------------  ------------
Total value of investments                            288,187,750          99.8
Other assets less liabilities                             452,298           0.2
                                                    -------------  ------------
Net Assets                                           $288,640,048         100.0%
                                                    -------------  ------------
See notes to financial statements.

                 BNY HAMILTON LARGE CAP EQUITY FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--96.7%
                 Aerospace/Defense--0.8%
         56,600  United Technologies Corp.                      $     2,934,144
                                                                ---------------
                 Banks--4.8%
        170,000  Bank of America Corp.                                7,157,000
        150,000  North Fork Bancorp, Inc.                             3,825,000
         70,000  Wachovia Corp.                                       3,331,300
         70,000  Wells Fargo & Co.                                    4,099,900
                                                                ---------------
                                                                     18,413,200
                                                                ---------------
                 Beverages--2.3%
        120,000  PepsiCo, Inc.                                        6,805,200
         50,000  The Coca-Cola Co.                                    2,159,500
                                                                ---------------
                                                                      8,964,700
                                                                ---------------
                 Biotechnology--2.2%
         60,000  Amgen, Inc.*                                         4,780,200
         72,000  Celgene Corp.*                                       3,911,040
                                                                ---------------
                                                                      8,691,240
                                                                ---------------
                 Chemicals--2.8%
         90,000  Air Products and Chemicals, Inc.                     4,962,600
        150,000  duPont (E.I.) de Nemours & Co.                       5,875,500
                                                                ---------------
                                                                     10,838,100
                                                                ---------------
                 Commercial Services--2.7%
        255,000  Accenture Ltd. (Bermuda)                             6,492,300
        150,000  ARAMARK Corp., Class B                               4,006,500
                                                                ---------------
                                                                     10,498,800
                                                                ---------------
                 Computers--2.8%
         45,000  Cognizant Technology Solutions Corp.*                2,096,550
         75,000  Dell, Inc.*                                          2,565,000
        475,000  EMC Corp.*                                           6,146,500
                                                                ---------------
                                                                     10,808,050
                                                                ---------------
                 Cosmetics/Personal Care--2.8%
        125,000  Avon Products, Inc.                                  3,375,000
        100,000  Procter & Gamble Co.                                 5,946,000
         25,000  The Gillette Co.                                     1,455,000
                                                                ---------------
                                                                     10,776,000
                                                                ---------------

                 BNY HAMILTON LARGE CAP EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Diversified Financial Services--7.7%
        190,000  Citigroup, Inc.                                $     8,648,800
         75,000  Fannie Mae                                           3,361,500
        115,000  J.P. Morgan Chase & Co.                              3,901,950
        120,000  MBNA Corp.                                           2,956,800
        100,000  Merrill Lynch & Co., Inc.                            6,135,000
         90,000  Morgan Stanley                                       4,854,600
                                                                ---------------
                                                                     29,858,650
                                                                ---------------
                 Electric--0.6%
         45,000  Exelon Corp.                                         2,404,800
                                                                ---------------
                 Electrical Components & Equipment--0.8%
         45,000  Emerson Electric Co.                                 3,231,000
                                                                ---------------
                 Food--4.6%
        200,000  Campbell Soup Co.                                    5,950,000
        175,000  Safeway, Inc.                                        4,480,000
        150,000  SYSCO Corp.                                          4,705,500
        200,000  Wild Oats Markets, Inc.*                             2,572,000
                                                                ---------------
                                                                     17,707,500
                                                                ---------------
                 Gas--0.7%
        105,000  Southern Union Co.*                                  2,705,850
                                                                ---------------
                 Healthcare-Products--4.5%
         40,000  Cooper Cos., Inc.                                    3,064,400
         40,000  Guidant Corp.                                        2,755,600
         85,000  Johnson & Johnson                                    5,378,800
         40,000  Kinetic Concepts, Inc.*                              2,272,000
         60,000  Zimmer Holdings, Inc.*                               4,133,400
                                                                ---------------
                                                                     17,604,200
                                                                ---------------
                 Healthcare-Services--0.9%
         45,000  Wellpoint, Inc.*                                     3,411,900
                                                                ---------------
                 Insurance--3.5%
         65,000  American International Group, Inc.                   4,027,400
         40,000  Prudential Financial, Inc.                           2,702,400
         25,000  The Allstate Corp.                                   1,382,250
        120,000  The St. Paul Travelers Cos., Inc.                    5,384,400
                                                                ---------------
                                                                     13,496,450
                                                                ---------------
                 Internet--0.3%
         50,000  IAC/InterActiveCorp*                                 1,267,500
                                                                ---------------

                 BNY HAMILTON LARGE CAP EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Machinery-Construction & Mining--0.5%
         30,000  Caterpillar, Inc.                              $     1,762,500
                                                                ---------------
                 Media--3.2%
        135,000  Comcast Corp., Class A*                              3,885,300
         80,000  The E.W. Scripps Co.                                 3,997,600
        131,380  Viacom Inc., Class B                                 4,336,854
                                                                ---------------
                                                                     12,219,754
                                                                ---------------
                 Miscellaneous Manufacturing--8.1%
         60,000  3M Co.                                               4,401,600
         55,000  Eaton Corp.                                          3,495,250
        360,000  General Electric Co.                                12,121,200
        120,000  Honeywell International, Inc.                        4,500,000
         30,000  Textron, Inc.                                        2,151,600
        175,000  Tyco International Ltd. (Bermuda)                    4,873,750
                                                                ---------------
                                                                     31,543,400
                                                                ---------------
                 Oil & Gas--7.2%
         60,000  BP PLC ADR (Great Britain)                           4,251,000
         95,000  ChevronTexaco Corp.                                  6,149,350
        150,000  Exxon Mobil Corp.                                    9,531,000
         40,000  Royal Dutch Shell PLC ADR (Netherlands)              2,625,600
         40,500  Total SA ADR (France)                                5,500,710
                                                                ---------------
                                                                     28,057,660
                                                                ---------------
                 Oil & Gas Services--2.5%
         25,000  Grant Prideco, Inc.*                                 1,016,250
         60,000  Halliburton Co.                                      4,111,200
         55,000  Schlumberger Ltd.                                    4,640,900
                                                                ---------------
                                                                      9,768,350
                                                                ---------------
                 Pharmaceuticals--7.8%
         80,000  Abbott Laboratories                                  3,392,000
        117,000  Caremark Rx, Inc.*                                   5,841,810
         75,000  Gilead Sciences, Inc.*                               3,657,000
        250,000  Pfizer, Inc.                                         6,242,500
        125,000  Teva Pharmaceutical Industries Ltd.
                  ADR (Israel)                                        4,177,500
        150,000  Wyeth                                                6,940,500
                                                                ---------------
                                                                     30,251,310
                                                                ---------------

                 BNY HAMILTON LARGE CAP EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Pipelines--1.4%
        150,000  El Paso Corp.                                  $     2,085,000
        130,000  The Williams Cos., Inc.                              3,256,500
                                                                ---------------
                                                                      5,341,500
                                                                ---------------
                 REITS--1.6%
         70,000  Duke Realty Corp.                                    2,371,600
        225,000  Host Marriott Corp.                                  3,802,500
                                                                ---------------
                                                                      6,174,100
                                                                ---------------
                 Retail--4.7%
        100,000  Kohl's Corp.*                                        5,018,000
        200,000  PETsMART, Inc.                                       4,356,000
        100,000  Wal-Mart Stores, Inc.                                4,382,000
        100,000  Wendy's International, Inc.                          4,515,000
                                                                ---------------
                                                                     18,271,000
                                                                ---------------
                 Semiconductors--1.6%
         25,000  Analog Devices, Inc.                                   928,500
        320,000  Applied Materials, Inc.                              5,427,200
                                                                ---------------
                                                                      6,355,700
                                                                ---------------
                 Software--4.3%
        105,000  Adobe Systems, Inc.                                  3,134,250
        350,000  Microsoft Corp.                                      9,005,500
        380,000  Oracle Corp. *                                       4,708,200
                                                                ---------------
                                                                     16,847,950
                                                                ---------------
                 Telecommunications--7.6%
        200,000  Cisco Systems, Inc.*                                 3,586,000
        258,397  Corning, Inc.*                                       4,994,814
        250,000  Nokia Corp. ADR (Finland)                            4,227,500
         75,000  QUALCOMM, Inc.                                       3,356,250
        175,000  Scientific-Atlanta, Inc.                             6,564,250
        275,000  Sprint Corp. (FON Group)                             6,539,500
                                                                ---------------
                                                                     29,268,314
                                                                ---------------
                 Toys/Games/Hobbies--0.6%
        150,000  Mattel, Inc.                                         2,502,000
                                                                ---------------
                 Transportation--0.8%
         45,000  United Parcel Service, Inc., Class B                 3,110,850
                                                                ---------------

                 BNY HAMILTON LARGE CAP EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Total Common Stocks
                 (Cost $325,006,937)                            $   375,086,472
                                                                ---------------

                 CONVERTIBLE PREFERRED STOCK--1.4%
                 Insurance--1.4%
         80,000  The Hartford Financial Services Group, Inc.
                  PEPS
                 (Cost $4,075,460)                                    5,612,000
                                                                ---------------

                 MONEY MARKET FUND--1.4%
      5,343,232  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58% (a)
                 (Cost $5,343,232)                                    5,343,232
                                                                ---------------
                 Total Investments
                 (Cost $334,425,629) (b)--99.5%                     386,041,704
                 Other assets less liabilities--0.5%                  1,725,751
                                                                ---------------
                 Net Assets--100.0%                             $   387,767,455
                                                                ===============

ADR  American Depositary Receipt.
PEPS Premium Exchangeable Participating Securities.
*    Non-income producing security.
(a)  Represents annualized 7-day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005 net unrealized appreciation was $51,616,075 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $66,175,420 and aggregate gross unrealized depreciation of $14,559,345.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON LARGE CAP GROWTH FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--98.5%
                 Advertising--1.4%
         37,780  Getty Images, Inc. *                           $     3,250,591
                                                                ---------------
                 Aerospace/Defense--4.5%
         55,500  L-3 Communications Holdings, Inc.                    4,388,385
        123,560  United Technologies Corp.                            6,405,350
                                                                ---------------
                                                                     10,793,735
                                                                ---------------
                 Agriculture--1.2%
         46,510  Monsanto Co.                                         2,918,503
                                                                ---------------
                 Banks--1.0%
         84,700  U.S. Bancorp                                         2,378,376
                                                                ---------------
                 Beverages--4.2%
         95,350  PepsiCo, Inc.                                        5,407,299
        110,000  The Coca-Cola Co.                                    4,750,900
                                                                ---------------
                                                                     10,158,199
                                                                ---------------
                 Biotechnology--3.4%
         38,164  Amgen, Inc.*                                         3,040,526
         26,500  Genentech, Inc.*                                     2,231,565
         88,400  MedImmune, Inc.*                                     2,974,660
                                                                ---------------
                                                                      8,246,751
                                                                ---------------
                 Chemicals--0.6%
         27,850  Praxair, Inc.                                        1,334,851
                                                                ---------------
                 Computers--6.1%
        204,680  Dell, Inc.*                                          7,000,057
         55,680  DST Systems, Inc.*                                   3,052,934
        359,980  EMC Corp.*                                           4,658,141
                                                                ---------------
                                                                     14,711,132
                                                                ---------------
                 Cosmetics/Personal Care--4.7%
         98,470  Colgate-Palmolive Co.                                5,198,231
        102,466  Procter & Gamble Co.                                 6,092,629
                                                                ---------------
                                                                     11,290,860
                                                                ---------------
                 Diversified Financial Services--1.2%
         22,400  Morgan Stanley                                       1,208,256
         24,310  T. Rowe Price Group, Inc.                            1,587,443
                                                                ---------------
                                                                      2,795,699
                                                                ---------------

                 BNY HAMILTON LARGE CAP GROWTH FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Healthcare-Products--7.8%
         45,130  DENTSPLY International, Inc.                   $     2,437,923
         44,930  Gen-Probe, Inc.*                                     2,221,789
         78,710  Johnson & Johnson                                    4,980,768
         46,400  Medtronic, Inc.                                      2,487,968
         80,440  St. Jude Medical, Inc.*                              3,764,592
         40,120  Zimmer Holdings, Inc.*                               2,763,867
                                                                ---------------
                                                                     18,656,907
                                                                ---------------
                 Healthcare-Services--2.8%
        119,500  UnitedHealth Group, Inc.                             6,715,900
                                                                ---------------
                 Insurance--4.8%
         86,300  AFLAC, Inc.                                          3,909,390
        122,319  American International Group, Inc.                   7,578,885
                                                                ---------------
                                                                     11,488,275
                                                                ---------------
                 Internet--2.1%
        148,000  Yahoo!, Inc.*                                        5,008,320
                                                                ---------------
                 Media--4.8%
        143,080  Time Warner, Inc.*                                   2,591,179
         87,340  Univision Communications, Inc.*                      2,317,130
        111,350  Viacom Inc., Class B*                                3,675,664
         81,530  XM Satellite Radio Holdings, Inc. *                  2,927,742
                                                                ---------------
                                                                     11,511,715
                                                                ---------------
                 Miscellaneous Manufacturing--5.8%
         67,985  Danaher Corp.                                        3,659,633
        302,668  General Electric Co.                                10,190,831
                                                                ---------------
                                                                     13,850,464
                                                                ---------------
                 Pharmaceuticals--12.2%
        112,340  Abbott Laboratories                                  4,763,215
        112,920  Caremark Rx, Inc.*                                   5,638,095
         58,440  Eli Lilly & Co.                                      3,127,709
         56,410  Gilead Sciences, Inc.*                               2,750,552
         97,080  IVAX Corp.*                                          2,559,029
         87,440  Roche Holding Ltd. ADR (Switzerland)                 6,097,234
        202,610  Schering-Plough Corp.                                4,264,941
                                                                ---------------
                                                                     29,200,775
                                                                ---------------
                 Retail--8.4%
         67,900  Kohl's Corp.*                                        3,407,222
         76,000  Lowe's Cos., Inc.                                    4,894,399

                 BNY HAMILTON LARGE CAP GROWTH FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                          VALUE
---------------                                                 ---------------
         98,150  PETsMART, Inc.                                 $     2,137,707
         34,000  Target Corp.                                         1,765,620
         76,500  Wal-Mart Stores, Inc.                                3,352,230
        104,700  Walgreen Co.                                         4,549,215
                                                                ---------------
                                                                     20,106,393
                                                                ---------------
                 Semiconductors--7.4%
        201,975  Analog Devices, Inc.                                 7,501,351
         50,940  KLA-Tencor Corp.                                     2,483,834
        102,730  Linear Technology Corp.                              3,861,621
         89,470  Maxim Integrated Products, Inc.                      3,815,896
                                                                ---------------
                                                                     17,662,702
                                                                ---------------
                 Software--6.4%
        120,090  Mercury Interactive Corp.*                           4,755,564
        274,460  Microsoft Corp.                                      7,061,855
        276,240  Oracle Corp. *                                       3,422,614
                                                                ---------------
                                                                     15,240,033
                                                                ---------------
                 Telecommunications--6.9%
        482,240  Cisco Systems, Inc.*                                 8,646,564
        142,300  Juniper Networks, Inc.*                              3,385,317
        192,180  Sprint Nextel Corp.                                  4,570,040
                                                                ---------------
                                                                     16,601,921
                                                                ---------------
                 Transportation--0.8%
         26,000  United Parcel Service, Inc., Class B                 1,797,380
                                                                ---------------
                 Total Common Stocks
                 (Cost $219,312,934)                                235,719,482
                                                                ---------------

                 MONEY MARKET FUND--2.3%
      5,563,472  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58% (a)
                 (Cost $5,563,472)                                    5,563,472
                                                                ---------------
                 Total Investments
                 (Cost $224,876,406) (b)--100.8%                    241,282,954
                 Liabilities in excess of other assets--(0.8%)       (2,010,999)
                                                                ---------------
                 Net Assets--100.0%                             $   239,271,955
                                                                ===============

                 BNY HAMILTON LARGE CAP GROWTH FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

ADR  American Depositary Receipt.
*    Non-incoming producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $16,406,548 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $24,876,135 and aggregate gross unrealized depreciation of $8,469,587.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON LARGE CAP VALUE FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--99.1%
                 Aerospace/Defense--2.7%
        160,000  United Technologies Corp.                      $     8,294,400
                                                                ---------------
                 Banks--4.9%
        140,294  Bank of America Corp.                                5,906,377
         20,000  M&T Bank Corp.                                       2,114,200
        240,000  U.S. Bancorp                                         6,739,200
                                                                ---------------
                                                                     14,759,777
                                                                ---------------
                 Building Materials--2.2%
        105,000  Florida Rock Industries, Inc.                        6,729,450
                                                                ---------------
                 Chemicals--4.0%
         80,000  duPont (E.I.) de Nemours & Co.                       3,133,600
        120,700  Olin Corp.                                           2,292,093
        140,000  Praxair, Inc.                                        6,710,200
                                                                ---------------
                                                                     12,135,893
                                                                ---------------
                 Computers--2.3%
         86,000  International Business Machines Corp. (IBM)          6,898,920
                                                                ---------------
                 Cosmetics/Personal Care--2.4%
        120,000  Procter & Gamble Co.                                 7,135,200
                                                                ---------------
                 Diversified Financial Services--8.9%
        176,000  Citigroup, Inc.                                      8,011,520
        160,000  J.P. Morgan Chase & Co.                              5,428,800
         76,000  Morgan Stanley                                       4,099,440
         76,000  The Goldman Sachs Group, Inc.                        9,240,080
                                                                ---------------
                                                                     26,779,840
                                                                ---------------
                 Electric--11.2%
        120,000  Allegheny Energy, Inc.*                              3,686,400
         41,000  Ameren Corp.                                         2,193,090
        326,000  Duke Energy Corp.                                    9,509,420
        196,000  Exelon Corp.                                        10,474,240
        440,000  TECO Energy, Inc.                                    7,928,800
                                                                ---------------
                                                                     33,791,950
                                                                ---------------
                 Electrical Components & Equipment--2.6%
        110,000  Emerson Electric Co.                                 7,898,000
                                                                ---------------
                 Gas--3.1%
        271,700  Atmos Energy Corp.                                   7,675,525
         46,000  KeySpan Corp.                                        1,691,880
                                                                ---------------
                                                                      9,367,405
                                                                ---------------

                 BNY HAMILTON LARGE CAP VALUE FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Healthcare-Products--3.8%
        140,000  Johnson & Johnson                              $     8,859,200
         40,000  Zimmer Holdings, Inc.*                               2,755,600
                                                                ---------------
                                                                     11,614,800
                                                                ---------------
                 Insurance--2.9%
        160,000  The Allstate Corp.                                   8,846,400
                                                                ---------------
                 Iron/Steel--1.7%
         60,000  Cleveland-Cliffs, Inc.                               5,226,600
                                                                ---------------
                 Machinery-Construction & Mining--2.9%
        152,000  Caterpillar, Inc.                                    8,930,000
                                                                ---------------
                 Mining--0.8%
        100,000  Alcoa, Inc.                                          2,442,000
                                                                ---------------
                 Miscellaneous Manufacturing--6.1%
         76,000  3M Co.                                               5,575,360
         56,000  Eaton Corp.                                          3,558,800
        276,000  General Electric Co.                                 9,292,920
                                                                ---------------
                                                                     18,427,080
                                                                ---------------
                 Oil & Gas--12.9%
         70,000  BP PLC ADR (Great Britain)                           4,959,500
        120,000  Chevron Corp.                                        7,767,600
         80,000  ConocoPhillips                                       5,592,800
         60,000  EnCana Corp.                                         3,498,600
         56,200  Marathon Oil Corp.                                   3,873,866
         14,000  Nabors Industries Ltd.* (Barbados)                   1,005,620
        180,000  Petroleo Brasileiro S.A. - Petrobras ADR
                  (Brazil)                                           12,249,000
                                                                ---------------
                                                                     38,946,986
                                                                ---------------
                 Oil & Gas Services--1.4%
         60,000  Grant Prideco, Inc.*                                 2,439,000
         25,000  Weatherford International Ltd.*                      1,716,500
                                                                ---------------
                                                                      4,155,500
                                                                ---------------
                 Pharmaceuticals--5.4%
        176,000  GlaxoSmithKline PLC ADR (Great Britain)              9,025,280
        216,000  Pfizer, Inc.                                         5,393,520
         46,000  Sanofi-Aventis ADR (France)                          1,911,300
                                                                ---------------
                                                                     16,330,100
                                                                ---------------

                 BNY HAMILTON LARGE CAP VALUE FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                          VALUE
---------------                                                 ---------------
                 Pipelines--1.8%
        220,000  The Williams Cos., Inc.                        $     5,511,000
                                                                ---------------
                 Retail--3.8%
         55,000  Costco Wholesale Corp.*                              2,369,950
         30,000  Federated Department Stores, Inc.                    2,006,100
        120,000  J. C. Penney Co., Inc. (Holding Co.)                 5,690,400
         70,000  Limited Brands                                       1,430,100
                                                                ---------------
                                                                     11,496,550
                                                                ---------------
                 Semiconductors--3.6%
         80,000  Intel Corp.                                          1,972,000
        260,000  Texas Instruments Inc.                               8,814,000
                                                                ---------------
                                                                     10,786,000
                                                                ---------------
                 Software--0.9%
        100,000  Microsoft Corp.                                      2,573,000
                                                                ---------------
                 Telecommunications--4.1%
        600,000  Lucent Technologies, Inc.*                           1,950,000
        290,000  Motorola, Inc.                                       6,406,100
        162,000  Nokia Corp. ADR (Finland)                            2,739,420
         40,000  Verizon Communications, Inc.                         1,307,600
                                                                ---------------
                                                                     12,403,120
                                                                ---------------
                 Transportation--2.7%
        160,000  Canadian Pacific Railway Ltd. (Canada)               6,873,600
         38,000  GulfMark Offshore, Inc.*                             1,226,260
                                                                ---------------
                                                                      8,099,860
                                                                ---------------
                 Total Common Stocks
                 (Cost $255,227,717)                                299,579,831
                                                                ---------------

                 MONEY MARKET FUND--1.5%
      4,659,662  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58%(a)
                 (Cost $4,659,662)                                    4,659,662
                                                                ---------------

                 BNY HAMILTON LARGE CAP VALUE FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                     VALUE
                                                                ---------------
                 Total Investments
                 (Cost $259,887,379) (b)--100.6%                $   304,239,493
                 Liabilities in excess of other assets--(0.6%)       (1,735,946)
                                                                ---------------
                 Net Assets--100.0%                             $   302,503,547
                                                                ===============

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $44,352,114 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $49,449,173 and aggregate gross unrealized depreciation of $5,097,059.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON MULTI-CAP EQUITY FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--97.4%
                 Banks--7.7%
         35,000  East West Bancorp, Inc.                        $     1,191,400
         12,000  M&T Bank Corp.                                       1,268,520
         37,000  National City Corp.                                  1,237,280
         54,000  TCF Financial Corp.                                  1,444,500
                                                                ---------------
                                                                      5,141,700
                                                                ---------------
                 Beverages--2.4%
         28,000  PepsiCo, Inc.                                        1,587,880
                                                                ---------------
                 Biotechnology--1.9%
         30,000  Charles River Laboratories International,
                  Inc.*                                               1,308,600
                                                                ---------------
                 Building Materials--3.6%
         42,000  Universal Forest Products, Inc.                      2,407,440
                                                                ---------------
                 Commercial Services--3.5%
         65,000  DeVry, Inc.*                                         1,238,250
         55,000  NCO Group, Inc.*                                     1,136,300
                                                                ---------------
                                                                      2,374,550
                                                                ---------------
                 Computers--1.6%
         32,000  Dell, Inc.*                                          1,094,400
                                                                ---------------
                 Diversified Financial Services--4.6%
         18,000  Capital One Financial Corp.                          1,431,360
         37,000  Citigroup, Inc.                                      1,684,240
                                                                ---------------
                                                                      3,115,600
                                                                ---------------
                 Electric--6.5%
         22,000  Dominion Resources, Inc.                             1,895,080
        150,124  The AES Corp.*                                       2,466,537
                                                                ---------------
                                                                      4,361,617
                                                                ---------------
                 Engineering & Construction--3.0%
         30,000  Jacobs Engineering Group, Inc.*                      2,022,000
                                                                ---------------
                 Food--2.3%
         32,000  General Mills, Inc.                                  1,542,400
                                                                ---------------
                 Gas--1.9%
         35,000  KeySpan Corp.                                        1,287,300
                                                                ---------------
                 Healthcare-Products--4.1%
         22,000  Johnson & Johnson                                    1,392,160

                 BNY HAMILTON MULTI-CAP EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
         27,000  Stryker Corp.                                  $     1,334,610
                                                                ---------------
                                                                      2,726,770
                                                                ---------------
                 Healthcare-Services--3.8%
         30,000  Aetna, Inc.                                          2,584,200
                                                                ---------------
                 Home Builders--2.5%
         40,000  Standard Pacific Corp.                               1,660,400
                                                                ---------------
                 Housewares--1.8%
         52,000  Newell Rubbermaid, Inc.                              1,177,800
                                                                ---------------
                 Leisure Time--2.0%
         28,000  Harley-Davidson, Inc.                                1,356,320
                                                                ---------------
                 Machinery-Construction & Mining--2.6%
         30,000  Caterpillar, Inc.                                    1,762,500
                                                                ---------------
                 Machinery-Diversified--2.6%
         58,000  Cognex Corp.                                         1,744,060
                                                                ---------------
                 Media--1.9%
         54,000  The Walt Disney Co.                                  1,303,020
                                                                ---------------
                 Miscellaneous Manufacturing--4.3%
         45,000  General Electric Co.                                 1,515,150
         37,000  Honeywell International, Inc.                        1,387,500
                                                                ---------------
                                                                      2,902,650
                                                                ---------------
                 Oil & Gas--7.2%
         25,000  Exxon Mobil Corp.                                    1,588,500
         35,000  Noble Energy, Inc.                                   1,641,500
         25,000  Royal Dutch Shell PLC ADR (Netherlands)              1,641,000
                                                                ---------------
                                                                      4,871,000
                                                                ---------------
                 Pharmaceuticals--4.4%
         52,000  Bristol-Myers Squibb Co.                             1,251,120
         25,000  Merck & Co., Inc.                                      680,250
         40,000  Pfizer, Inc.                                           998,800
                                                                ---------------
                                                                      2,930,170
                                                                ---------------
                 Pipelines--6.4%
         17,000  Kinder Morgan, Inc.                                  1,634,720
         30,200  Questar Corp.                                        2,661,224
                                                                ---------------
                                                                      4,295,944
                                                                ---------------

                 BNY HAMILTON MULTI-CAP EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Retail--4.9%
         27,000  Lowe's Cos., Inc.                              $     1,738,800
         35,000  Walgreen Co.                                         1,520,750
                                                                ---------------
                                                                      3,259,550
                                                                ---------------
                 Semiconductors--3.5%
         30,000  Analog Devices, Inc.                                 1,114,200
         72,000  Applied Materials, Inc.                              1,221,120
                                                                ---------------
                                                                      2,335,320
                                                                ---------------
                 Software--2.1%
         55,000  Microsoft Corp.                                      1,415,150
                                                                ---------------
                 Telecommunications--4.3%
         30,000  AT&T Corp.                                             594,000
        260,000  Lucent Technologies, Inc.*                             845,000
         30,000  MCI, Inc.                                              761,100
         28,000  SBC Communications, Inc.                               671,160
                                                                ---------------
                                                                      2,871,260
                                                                ---------------
                 Total Common Stocks
                 (Cost $46,434,451)                                  65,439,601
                                                                ---------------

                 MONEY MARKET FUND--4.2%
      2,838,921  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58% (a)
                 (Cost $2,838,921)                                    2,838,921
                                                                ---------------
                 Total Investments
                 (Cost $49,273,372) (b)--101.6%                      68,278,522
                 Liabilities in excess of other
                  assets--(1.6%)                                     (1,064,694)
                                                                ---------------
                 Net Assets--100.0%                             $    67,213,828
                                                                ===============

ADR  American Deposit Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005 net unrealized appreciation was $19,005,150 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $20,972,732 and aggregate gross unrealized depreciation of $1,967,582.

See previously submitted Notes to Financial Statements in the semi-annual dated June 30, 2005.

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--99.1%
                 Advertising--0.2%
          2,100  Omnicom Group, Inc.                            $       175,623
          4,800  The Interpublic Group of Cos., Inc.*                    55,872
                                                                ---------------
                                                                        231,495
                                                                ---------------
                 Aerospace/Defense--1.9%
          2,350  General Dynamics Corp.                                 280,943
          1,400  Goodrich Corp.                                          62,076
          1,400  L-3 Communications Holdings, Inc.                      110,698
          4,150  Lockheed Martin Corp.                                  253,316
          4,034  Northrop Grumman Corp.                                 219,248
          5,150  Raytheon Co.                                           195,803
          2,050  Rockwell Collins, Inc.                                  99,056
          9,400  The Boeing Co.                                         638,729
         11,700  United Technologies Corp.                              606,528
                                                                ---------------
                                                                      2,466,397
                                                                ---------------
                 Agriculture--1.8%
         23,750  Altria Group, Inc.                                   1,750,612
          7,333  Archer-Daniels-Midland Co.                             180,832
          3,042  Monsanto Co.                                           190,886
            950  Reynolds American, Inc.                                 78,869
          1,850  UST, Inc.                                               77,441
                                                                ---------------
                                                                      2,278,640
                                                                ---------------
                 Airlines--0.1%
          7,875  Southwest Airlines Co.                                 116,944
                                                                ---------------
                 Apparel--0.4%
          4,300  Coach, Inc.*                                           134,848
          1,300  Jones Apparel Group, Inc.                               37,050
          1,250  Liz Claiborne, Inc.                                     49,150
          2,200  NIKE, Inc., Class B                                    179,696
            600  Reebok International Ltd.                               33,942
          1,050  V.F. Corp.                                              60,869
                                                                ---------------
                                                                        495,555
                                                                ---------------
                 Auto Manufacturers--0.4%
         21,147  Ford Motor Co.                                         208,509
          6,450  General Motors Corp.                                   197,435
            700  Navistar International Corp.*                           22,701
          1,962  PACCAR, Inc.                                           133,200
                                                                ---------------
                                                                        561,845
                                                                ---------------

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Auto Parts & Equipment--0.2%
            600  Cooper Tire & Rubber Co.                       $         9,162
          1,700  Dana Corp.                                              15,997
          6,400  Delphi Corp.                                            17,664
          2,250  Johnson Controls, Inc.                                 139,613
          2,000  The Goodyear Tire & Rubber Co.*                         31,180
          1,439  Visteon Corp.                                           14,073
                                                                ---------------
                                                                        227,689
                                                                ---------------
                 Banks--5.9%
          3,950  AmSouth Bancorp                                         99,777
         45,832  Bank of America Corp.                                1,929,526
          6,200  BB&T Corp.                                             242,110
          1,950  Comerica, Inc.                                         114,855
          1,400  Compass Bancshares, Inc.                                64,162
          6,373  Fifth Third Bancorp                                    234,080
          1,400  First Horizon National Corp.                            50,890
          2,605  Huntington Bancshares, Inc.                             58,534
          4,650  KeyCorp                                                149,963
            950  M&T Bank Corp.                                         100,425
          2,400  Marshall & Ilsley Corp.                                104,424
          4,750  Mellon Financial Corp.                                 151,858
          6,500  National City Corp.                                    217,360
          5,400  North Fork Bancorp, Inc.                               137,700
          2,150  Northern Trust Corp.                                   108,683
          3,350  PNC Financial Services Group                           194,367
          5,232  Regions Financial Corp.                                162,820
          3,750  State Street Corp.                                     183,450
          4,200  SunTrust Banks, Inc.                                   291,690
          3,550  Synovus Financial Corp.                                 98,406
          8,850  The Bank of New York Co., Inc.                         260,279
         20,791  U.S. Bancorp                                           583,811
         18,026  Wachovia Corp.                                         857,856
         19,250  Wells Fargo & Co.                                    1,127,472
          1,000  Zions Bancorp                                           71,210
                                                                ---------------
                                                                      7,595,708
                                                                ---------------
                 Beverages--2.2%
          8,850  Anheuser-Busch Cos., Inc.                              380,904
            950  Brown-Forman Corp., Class B                             56,563
          3,400  Coca-Cola Enterprises, Inc.                             66,300
          2,200  Constellation Brands, Inc., Class A*                    57,200
            650  Molson Coors Brewing Co.                                41,607
         19,075  PepsiCo, Inc.                                        1,081,742
         23,650  The Coca-Cola Co.                                    1,021,444
          1,550  The Pepsi Bottling Group, Inc.                          44,253
                                                                ---------------
                                                                      2,750,013
                                                                ---------------

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Biotechnology--1.3%
         14,090  Amgen, Inc.*                                   $     1,122,550
          3,880  Biogen Idec, Inc.*                                     153,182
          1,250  Chiron Corp.*                                           54,525
          2,950  Genzyme Corp.*                                         211,338
          2,835  MedImmune, Inc.*                                        95,398
            650  Millipore Corp.*                                        40,879
                                                                ---------------
                                                                      1,677,872
                                                                ---------------
                 Building Materials--0.3%
          2,050  American Standard Cos., Inc.                            95,428
          4,850  Masco Corp.                                            148,798
          1,200  Vulcan Materials Co.                                    89,052
                                                                ---------------
                                                                        333,278
                                                                ---------------
                 Chemicals--1.4%
          2,500  Air Products and Chemicals, Inc.                       137,850
            900  Ashland, Inc.                                           49,716
         11,350  duPont (E.I.) de Nemours & Co.                         444,579
            900  Eastman Chemical Co.                                    42,273
          2,050  Ecolab, Inc.                                            65,457
          1,300  Engelhard Corp.                                         36,283
          1,250  Hercules, Inc.*                                         15,275
            900  International Flavors & Fragrances, Inc.                32,076
          1,900  PPG Industries, Inc.                                   112,461
          3,650  Praxair, Inc.                                          174,945
          1,650  Rohm and Haas Co.                                       67,865
            800  Sigma-Aldrich Corp.                                     51,248
         10,972  The Dow Chemical Co.                                   457,202
          1,250  The Sherwin-Williams Co.                                55,088
                                                                ---------------
                                                                      1,742,318
                                                                ---------------
                 Commercial Services--0.9%
          1,650  Apollo Group, Inc., Class A*                           109,544
         11,900  Cendant Corp.                                          245,615
          1,550  Convergys Corp.*                                        22,274
          1,500  Equifax, Inc.                                           52,410
          3,700  H&R Block, Inc.                                         88,726
          3,550  McKesson Corp.                                         168,447
          2,900  Moody's Corp.                                          148,132
          3,825  Paychex, Inc.                                          141,831
          2,450  R. R. Donnelley & Sons Co.                              90,822
          1,900  Robert Half International, Inc.                         67,621
                                                                ---------------
                                                                      1,135,422
                                                                ---------------

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Computers--3.9%
          1,400  Affiliated Computer Services, Inc.*            $        76,440
          9,500  Apple Computer, Inc.*                                  509,295
          2,150  Computer Sciences Corp.*                               101,717
         27,350  Dell, Inc.*                                            935,370
          5,900  Electronic Data Systems Corp.                          132,396
         27,450  EMC Corp.*                                             355,203
          2,950  Gateway, Inc.*                                           7,965
         32,621  Hewlett-Packard Co.                                    952,533
         18,200  International Business Machines Corp. (IBM)          1,460,003
          1,350  Lexmark International, Inc.*                            82,418
          2,100  NCR Corp.*                                              67,011
          4,100  Network Appliance, Inc.*                                97,334
         38,900  Sun Microsystems, Inc.*                                152,488
          3,800  Unisys Corp.*                                           25,232
                                                                ---------------
                                                                      4,955,405
                                                                ---------------
                 Cosmetics/Personal Care--2.2%
            900  Alberto-Culver Co., Class B                             40,275
          5,300  Avon Products, Inc.                                    143,100
          5,950  Colgate-Palmolive Co.                                  314,101
         25,400  Procter & Gamble Co.                                 1,510,284
         14,200  The Gillette Co.                                       826,440
                                                                ---------------
                                                                      2,834,200
                                                                ---------------
                 Distribution/Wholesale--0.1%
          2,000  Genuine Parts Co.                                       85,800
            900  W.W. Grainger, Inc.                                     56,628
                                                                ---------------
                                                                        142,428
                                                                ---------------
                 Diversified Financial Services--7.9%
         14,200  American Express Co.                                   815,648
          3,350  Capital One Financial Corp.                            266,392
          2,300  CIT Group, Inc.                                        103,914
         59,026  Citigroup, Inc.                                      2,686,863
          6,798  Countrywide Credit Industries, Inc.                    224,198
          4,200  E*TRADE Financial Corp.*                                73,920
         11,050  Fannie Mae                                             495,261
            950  Federated Investors, Inc., Class B                      31,569
          1,700  Franklin Resources, Inc.                               142,732
          7,850  Freddie Mac                                            443,211
         40,114  J.P. Morgan Chase & Co.                              1,361,067
          2,500  Janus Capital Group, Inc.                               36,125
          3,150  Lehman Brothers Holdings, Inc.                         366,912
         14,275  MBNA Corp.                                             351,736
         10,600  Merrill Lynch & Co., Inc.                              650,310
         12,400  Morgan Stanley                                         668,856

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          4,600  Providian Financial Corp.*                     $        81,328
          4,750  SLM Corp.                                              254,790
          1,500  T. Rowe Price Group, Inc.                               97,950
          1,300  The Bear Stearns Cos., Inc.                            142,675
         11,850  The Charles Schwab Corp.                               170,996
          5,350  The Goldman Sachs Group, Inc.                          650,453
                                                                ---------------
                                                                     10,116,906
                                                                ---------------
                 Electric--3.3%
          1,800  Allegheny Energy, Inc.*                                 55,296
          2,300  Ameren Corp.                                           123,027
          4,430  American Electric Power Co., Inc.                      175,871
          6,400  Calpine Corp.*                                          16,576
          3,450  CenterPoint Energy, Inc.                                51,302
          2,250  Cinergy Corp.                                           99,923
          2,500  CMS Energy Corp.                                        41,125
          2,800  Consolidated Edison, Inc.*                             135,940
          2,050  Constellation Energy Group, Inc.                       126,280
          3,950  Dominion Resources, Inc.                               340,252
          2,000  DTE Energy Co.                                          91,720
         10,550  Duke Energy Corp.                                      307,744
          3,750  Edison International                                   177,300
          2,400  Entergy Corp.                                          178,368
          7,662  Exelon Corp.                                           409,456
          3,798  FirstEnergy Corp.                                      197,952
          4,500  FPL Group, Inc.                                        214,200
          4,250  PG&E Corp.                                             166,813
          1,100  Pinnacle West Capital Corp.                             48,488
          4,300  PPL Corp.                                              139,019
          2,841  Progress Energy, Inc.                                  127,135
          2,750  Public Service Enterprise Group, Inc.                  176,990
          2,300  TECO Energy, Inc.                                       41,446
          7,450  The AES Corp.*                                         122,404
          8,500  The Southern Co.                                       303,960
          2,750  TXU Corp.                                              310,419
          4,577  Xcel Energy, Inc.                                       89,755
                                                                ---------------
                                                                      4,268,761
                                                                ---------------
                 Electrical Components & Equipment--0.3%
          1,900  American Power Conversion Corp.*                        49,210
          4,700  Emerson Electric Co.                                   337,460
          1,650  Molex, Inc.                                             44,022
                                                                ---------------
                                                                        430,692
                                                                ---------------
                 Electronics--0.5%
          5,633  Agilent Technologies, Inc.*                            184,480
          2,200  Applera Corp. - Applied Biosystems Group                51,128
          1,400  Fisher Scientific International, Inc.*                  86,870

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          1,950  Jabil Circuit, Inc.*                           $        60,294
          1,400  PerkinElmer, Inc.                                       28,518
          5,900  Sanmina-SCI Corp.*                                      25,311
         11,000  Solectron Corp.*                                        43,010
          2,700  Symbol Technologies, Inc.                               26,136
            950  Tektronix, Inc.                                         23,969
          1,850  Thermo Electron Corp.*                                  57,165
          1,350  Waters Corp.*                                           56,160
                                                                ---------------
                                                                        643,041
                                                                ---------------
                 Engineering & Construction--0.0%
          1,000  Fluor Corp.                                             64,380
                                                                ---------------
                 Entertainment--0.1%
          3,850  International Game Technology                          103,950
                                                                ---------------
                 Environmental Control--0.2%
          2,400  Allied Waste Industries, Inc.*                          20,280
          6,350  Waste Management, Inc.                                 181,674
                                                                ---------------
                                                                        201,954
                                                                ---------------
                 Food--1.5%
          4,200  Albertson's, Inc.                                      107,730
          2,100  Campbell Soup Co.                                       62,475
          5,900  ConAgra Foods, Inc.                                    146,025
          4,200  General Mills, Inc.                                    202,440
          3,900  H.J. Heinz Co.                                         142,506
          2,900  Kellogg Co.                                            133,777
          1,500  McCormick & Co., Inc.                                   48,945
          5,050  Safeway, Inc.*                                         129,280
          8,900  Sara Lee Corp.                                         168,655
          1,550  SUPER VALU, INC.                                        48,236
          7,250  SYSCO Corp.                                            227,433
          2,100  The Hershey Co.                                        118,251
          8,200  The Kroger Co.*                                        168,838
          2,800  Tyson Foods, Inc.                                       50,540
          2,100  Wm. Wrigley Jr. Co.                                    150,948
                                                                ---------------
                                                                      1,906,079
                                                                ---------------
                 Forest Products & Paper--0.5%
          2,902  Georgia-Pacific Group                                   98,842
          5,585  International Paper Co.                                166,433
          1,200  Louisiana-Pacific Corp.                                 33,228
          2,041  MeadWestvaco Corp.                                      56,372
          2,100  Plum Creek Timber Co., Inc.                             79,611
          1,300  Temple-Inland, Inc.                                     53,105
          2,850  Weyerhaeuser Co.                                       195,938
                                                                ---------------
                                                                        683,529
                                                                ---------------

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Gas--0.3%
          2,000  KeySpan Corp.                                  $        73,560
            500  NICOR, Inc.                                             21,015
          3,057  NiSource, Inc.                                          74,132
            400  Peoples Energy Corp.                                    15,752
          2,900  Sempra Energy                                          136,474
                                                                ---------------
                                                                        320,933
                                                                ---------------
                 Hand/Machine Tools--0.1%
            600  Snap-on, Inc.                                           21,672
            900  The Black & Decker Corp.                                73,881
            800  The Stanley Works                                       37,344
                                                                ---------------
                                                                        132,897
                                                                ---------------
                 Healthcare-Products--3.5%
            650  Bausch & Lomb, Inc.                                     52,442
          7,050  Baxter International, Inc.                             281,084
          2,900  Becton, Dickinson & Co.                                152,047
          2,862  Biomet, Inc.                                            99,340
          6,700  Boston Scientific Corp.*                               156,579
          1,200  C. R. Bard, Inc.                                        79,236
          3,750  Guidant Corp.                                          258,338
         33,992  Johnson & Johnson                                    2,151,013
         13,850  Medtronic, Inc.                                        742,636
          4,200  St. Jude Medical, Inc.*                                196,560
          3,300  Stryker Corp.                                          163,119
          2,840  Zimmer Holdings, Inc.*                                 195,648
                                                                ---------------
                                                                      4,528,042
                                                                ---------------
                 Healthcare-Services--1.9%
          3,300  Aetna, Inc.                                            284,262
          1,200  Coventry Health Care, Inc.*                            103,224
          5,150  HCA, Inc.                                              246,788
          2,800  Health Management Associates, Inc., Class A             65,716
          1,900  Humana, Inc.*                                           90,972
          1,500  Laboratory Corp. of America Holdings*                   73,065
            850  Manor Care, Inc.                                        32,649
          1,900  Quest Diagnostics, Inc.                                 96,026
          5,250  Tenet Healthcare Corp.*                                 58,958
         14,400  UnitedHealth Group, Inc.                               809,279
          7,000  WellPoint, Inc.*                                       530,740
                                                                ---------------
                                                                      2,391,679
                                                                ---------------
                 Home Builders--0.3%
          1,500  Centex Corp.                                            96,870

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          3,100  D.R. Horton, Inc.                              $       112,282
            900  KB HOME                                                 65,880
          2,400  Pulte Homes, Inc.                                      103,008
                                                                ---------------
                                                                        378,040
                                                                ---------------
                 Home Furnishings--0.1%
            850  Maytag Corp.                                            15,521
            800  Whirlpool Corp.                                         60,616
                                                                ---------------
                                                                         76,137
                                                                ---------------
                 Household Products/Wares--0.5%
          1,300  Avery Dennison Corp.                                    68,107
          1,700  Fortune Brands, Inc.                                   138,261
          5,400  Kimberly-Clark Corp.                                   321,462
          1,750  The Clorox Co.                                          97,195
                                                                ---------------
                                                                        625,025
                                                                ---------------
                 Housewares--0.0%
          3,100  Newell Rubbermaid, Inc.                                 70,215
                                                                ---------------
                 Insurance--4.8%
          3,250  ACE Ltd. (Bermuda)                                     152,978
          5,700  AFLAC, Inc.                                            258,210
          1,250  Ambac Financial Group, Inc.                             90,075
         29,650  American International Group, Inc.                   1,837,113
          3,650  Aon Corp.                                              117,092
          1,450  CIGNA Corp.                                            170,897
          1,983  Cincinnati Financial Corp.                              83,068
          1,525  Jefferson-Pilot Corp.                                   78,034
          1,950  Lincoln National Corp.                                 101,439
          1,550  Loews Corp.                                            143,236
          6,050  Marsh & McLennan Cos., Inc.                            183,860
          1,575  MBIA, Inc.                                              95,477
          8,650  MetLife, Inc.                                          431,029
          1,050  MGIC Investment Corp.                                   67,410
          3,200  Principal Financial Group, Inc.                        151,584
          5,850  Prudential Financial, Inc.                             395,226
          1,400  SAFECO Corp.                                            74,732
          7,550  The Allstate Corp.                                     417,439
          2,250  The Chubb Corp.                                        201,488
          3,450  The Hartford Financial Services Group, Inc.            266,237
          2,300  The Progressive Corp.                                  240,971
          7,720  The St. Paul Travelers Cos., Inc.                      346,396
          1,200  Torchmark Corp.                                         63,396
          3,350  UnumProvident Corp.                                     68,675
          1,600  XL Capital Ltd., Class A (Bermuda)                     108,848
                                                                ---------------
                                                                      6,144,910
                                                                ---------------

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Internet--1.1%
         12,700  eBay, Inc.*                                    $       523,239
          1,350  Monster Worldwide, Inc.*                                41,459
         13,613  Symantec Corp.*                                        308,471
         14,250  Yahoo!, Inc.*                                          482,220
                                                                ---------------
                                                                      1,355,389
                                                                ---------------
                 Iron/Steel--0.1%
            900  Allegheny Technologies, Inc.                            27,882
          1,800  Nucor Corp.                                            106,182
          1,285  United States Steel Corp.                               54,420
                                                                ---------------
                                                                        188,484
                                                                ---------------
                 Leisure Time--0.4%
          1,100  Brunswick Corp.                                         41,503
          4,900  Carnival Corp.                                         244,902
          3,150  Harley-Davidson, Inc.                                  152,586
          1,430  Sabre Holdings Corp.                                    29,000
                                                                ---------------
                                                                        467,991
                                                                ---------------
                 Lodging--0.4%
          2,100  Harrah's Entertainment, Inc.                           136,899
          3,700  Hilton Hotels Corp.                                     82,584
          2,000  Marriott International, Inc., Class A                  126,000
          2,500  Starwood Hotels & Resorts Worldwide, Inc.              142,925
                                                                ---------------
                                                                        488,408
                                                                ---------------
                 Machinery-Construction & Mining--0.4%
          7,700  Caterpillar, Inc.                                      452,375
                                                                ---------------
                 Machinery-Diversified--0.2%
            600  Cummins, Inc.                                           52,794
          2,750  Deere & Co.                                            168,300
          2,050  Rockwell Automation, Inc.                              108,445
                                                                ---------------
                                                                        329,539
                                                                ---------------
                 Media--3.3%
          6,200  Clear Channel Communications, Inc.                     203,918
         25,032  Comcast Corp., Class A*                                735,440
            700  Dow Jones & Co., Inc.                                   26,733
          2,800  Gannett Co., Inc.                                      192,724
            800  Knight-Ridder, Inc.                                     46,944
            450  Meredith Corp.                                          22,451

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          4,300  The McGraw-Hill Cos., Inc.                     $       206,572
          1,600  The New York Times Co., Class A                         47,600
         27,900  The News Corp., Ltd., Class A                          434,961
         22,900  The Walt Disney Co.                                    552,577
         53,475  Time Warner, Inc.                                      968,432
          2,975  Tribune Co.                                            100,823
          2,600  Univision Communications, Inc.*                         68,978
         18,120  Viacom Inc., Class B                                   598,141
                                                                ---------------
                                                                      4,206,294
                                                                ---------------
                 Mining--0.6%
          9,906  Alcoa, Inc.                                            241,905
          2,000  Freeport-McMoRan Copper & Gold, Inc., Class B           97,180
          5,100  Newmont Mining Corp.                                   240,567
          1,100  Phelps Dodge Corp.                                     142,923
                                                                ---------------
                                                                        722,575
                                                                ---------------
                 Miscellaneous Manufacturing--5.4%
          8,700  3M Co.                                                 638,232
          1,100  Cooper Industries, Ltd.                                 76,054
          2,700  Danaher Corp.                                          145,341
          2,300  Dover Corp.                                             93,817
          3,200  Eastman Kodak Co.                                       77,856
          1,650  Eaton Corp.                                            104,858
        120,950  General Electric Co.                                 4,072,386
          9,700  Honeywell International, Inc.                          363,750
          2,400  Illinois Tool Works, Inc.                              197,592
          3,800  Ingersoll-Rand Co., Ltd., Class A (Bermuda)            145,274
          1,100  ITT Industries, Inc.                                   124,960
          2,150  Leggett & Platt, Inc.                                   43,430
          1,400  Pall Corp.                                              38,500
          1,350  Parker-Hannifin Corp.                                   86,819
          1,500  Textron, Inc.                                          107,580
         23,110  Tyco International Ltd. (Bermuda)                      643,613
                                                                ---------------
                                                                      6,960,062
                                                                ---------------
                 Office/Business Equipment--0.2%
          2,650  Pitney Bowes, Inc.                                     110,611
         10,850  Xerox Corp.*                                           148,103
                                                                ---------------
                                                                        258,714
                                                                ---------------
                 Oil & Gas--8.7%
            900  Amerada Hess Corp.                                     123,750
          2,713  Anadarko Petroleum Corp.                               259,770
          3,738  Apache Corp.                                           281,172
          4,400  Burlington Resources, Inc.                             357,808

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
         25,693  Chevron Corp.                                  $     1,663,108
         15,912  ConocoPhillips                                       1,112,408
          5,200  Devon Energy Corp.                                     356,928
          2,800  EOG Resources, Inc.                                    209,720
         71,950  Exxon Mobil Corp.                                    4,571,702
          1,326  Kerr-McGee Corp.                                       128,768
          4,210  Marathon Oil Corp.                                     290,195
          1,900  Murphy Oil Corp.                                        94,753
          1,800  Nabors Industries Ltd.* (Barbados)                     129,294
          1,550  Noble Corp.                                            106,113
          4,600  Occidental Petroleum Corp.                             392,978
          1,200  Rowan Cos., Inc.                                        42,588
          1,600  Sunoco, Inc.                                           125,120
          3,800  Transocean, Inc.*                                      232,978
          3,500  Valero Energy Corp.                                    395,710
          4,166  XTO Energy, Inc.                                       188,803
                                                                ---------------
                                                                     11,063,666
                                                                ---------------
                 Oil & Gas Services--1.2%
          3,850  Baker Hughes, Inc.                                     229,768
          3,700  BJ Services Co.                                        133,163
          5,850  Halliburton Co.                                        400,842
          2,000  National Oilwell Varco, Inc.*                          131,600
          6,750  Schlumberger Ltd.                                      569,565
          1,600  Weatherford International Ltd.*                        109,856
                                                                ---------------
                                                                      1,574,794
                                                                ---------------
                 Packaging & Containers--0.1%
          1,200  Ball Corp.                                              44,088
          1,200  Bemis Co., Inc.                                         29,640
          1,650  Pactiv Corp.*                                           28,908
            950  Sealed Air Corp.*                                       45,087
                                                                ---------------
                                                                        147,723
                                                                ---------------
                 Pharmaceuticals--5.9%
         17,700  Abbott Laboratories                                    750,479
          1,550  Allergan, Inc.                                         142,011
          1,200  AmerisourceBergen Corp.                                 92,760
         22,300  Bristol-Myers Squibb Co.                               536,538
          4,925  Cardinal Health, Inc.                                  312,442
          5,100  Caremark Rx, Inc.*                                     254,643
         12,950  Eli Lilly & Co.                                        693,084
          1,700  Express Scripts, Inc.*                                 105,740
          3,850  Forest Laboratories, Inc.*                             150,035
          5,200  Gilead Sciences, Inc.*                                 253,552
          1,840  Hospira, Inc.*                                          75,385
          2,666  King Pharmaceuticals, Inc.*                             41,003
          3,447  Medco Health Solutions, Inc.*                          188,999

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
         25,000  Merck & Co., Inc.                              $       680,250
          2,450  Mylan Laboratories, Inc.                                47,187
         84,035  Pfizer, Inc.                                         2,098,353
         16,750  Schering-Plough Corp.                                  352,588
          1,150  Watson Pharmaceuticals, Inc.*                           42,102
         15,350  Wyeth                                                  710,244
                                                                ---------------
                                                                      7,527,395
                                                                ---------------
                 Pipelines--0.3%
          3,200  Dynegy, Inc.*                                           15,072
          7,480  El Paso Corp.                                          103,972
          1,100  Kinder Morgan, Inc.                                    105,776
          6,500  The Williams Cos., Inc.                                162,825
                                                                ---------------
                                                                        387,645
                                                                ---------------

                 REITS--0.7%
          1,100  Apartment Investment & Management Co.,                  42,658
                  Class A
          2,400  Archstone-Smith Trust                                   95,688
          4,700  Equity Office Properties Trust                         153,737
          3,250  Equity Residential                                     123,013
          2,800  ProLogis                                               124,068
          1,000  Public Storage, Inc.                                    67,000
          2,085  Simon Property Group, Inc.                             154,540
          1,400  Vornado Realty Trust                                   121,268
                                                                ---------------
                                                                        881,972
                                                                ---------------
                 Retail--5.7%
          2,000  AutoNation, Inc.*                                       39,940
            700  AutoZone, Inc.*                                         58,275
          3,400  Bed Bath & Beyond, Inc.                                136,612
          4,575  Best Buy Co., Inc.                                     199,150
          1,200  Big Lots, Inc.*                                         13,188
          1,800  Circuit City Stores, Inc.                               30,888
          5,500  Costco Wholesale Corp.                                 236,995
          9,200  CVS Corp.                                              266,892
          1,500  Darden Restaurants, Inc.                                45,555
            700  Dillard's, Inc.                                         14,616
          3,612  Dollar General Corp.                                    66,244
          1,800  Family Dollar Stores, Inc.                              35,766
          3,064  Federated Department Stores, Inc.                      204,890
          2,900  J. C. Penney Co., Inc. (Holding Co.)                   137,518
          3,900  Kohl's Corp.*                                          195,702
          3,950  Limited Brands                                          80,699
          8,900  Lowe's Cos., Inc.                                      573,159
         14,250  McDonald's Corp.                                       477,233
          2,500  Nordstrom, Inc.                                         85,800
          3,600  Office Depot, Inc.*                                    106,920
            750  OfficeMax, Inc.                                         23,753

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          1,450  RadioShack Corp.                               $        35,960
          1,197  Sears Holdings Corp.*                                  148,931
          8,375  Staples, Inc.                                          178,555
          4,350  Starbucks Corp.*                                       217,935
         10,100  Target Corp.                                           524,493
          6,550  The GAP, Inc.                                          114,167
         24,450  The Home Depot, Inc.                                   932,522
          1,600  Tiffany & Co.                                           63,632
          5,300  TJX Cos., Inc.                                         108,544
         28,550  Wal-Mart Stores, Inc.                                1,251,060
         11,700  Walgreen Co.                                           508,365
          1,300  Wendy's International, Inc.                             58,695
          3,250  Yum! Brands, Inc.                                      157,333
                                                                ---------------
                                                                      7,329,987
                                                                ---------------
                 Savings & Loans--0.5%
          2,900  Golden West Financial Corp.                            172,231
          4,100  Sovereign Bancorp, Inc.                                 90,364
          9,500  Washington Mutual, Inc.                                372,590
                                                                ---------------
                                                                        635,185
                                                                ---------------
                 Semiconductors--3.3%
          4,550  Advanced Micro Devices, Inc.*                          114,660
          4,200  Altera Corp.*                                           80,262
          4,200  Analog Devices, Inc.                                   155,988
         18,500  Applied Materials, Inc.                                313,760
          3,400  Applied Micro Circuits Corp.*                           10,200
          3,250  Broadcom Corp., Class A*                               152,458
          4,572  Freescale Semiconductor, Inc.*                         107,808
         69,500  Intel Corp.                                          1,713,174
          2,300  KLA-Tencor Corp.                                       112,148
          3,450  Linear Technology Corp.                                129,686
          4,400  LSI Logic Corp.*                                        43,340
          3,700  Maxim Integrated Products, Inc.                        157,805
          7,000  Micron Technology, Inc.*                                93,100
          3,900  National Semiconductor Corp.                           102,570
          1,550  Novellus Systems, Inc.*                                 38,874
          1,900  NVIDIA Corp.*                                           65,132
          2,000  PMC - Sierra, Inc.*                                     17,620
          1,000  QLogic Corp.*                                           34,200
          2,150  Teradyne, Inc.*                                         35,475
         18,550  Texas Instruments Inc.                                 628,845
          4,000  Xilinx, Inc.                                           111,400
                                                                ---------------
                                                                      4,218,505
                                                                ---------------
                 Software--4.0%
          5,600  Adobe Systems, Inc.                                    167,160
          2,600  Autodesk, Inc.                                         120,744

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          6,650  Automatic Data Processing, Inc.                $       286,216
          2,450  BMC Software, Inc.*                                     51,695
          1,900  Citrix Systems, Inc.*                                   47,766
          5,300  Computer Associates International, Inc.                147,393
          4,350  Compuware Corp.*                                        41,325
          3,500  Electronic Arts, Inc.*                                 199,115
          8,796  First Data Corp.                                       351,840
          2,100  Fiserv, Inc.*                                           96,327
          2,500  IMS Health, Inc.                                        62,925
          2,050  Intuit, Inc.*                                           91,861
          1,000  Mercury Interactive Corp.*                              39,600
        105,100  Microsoft Corp.                                      2,704,222
          4,350  Novell, Inc.*                                           32,408
         43,000  Oracle Corp. *                                         532,770
          3,100  Parametric Technology Corp.*                            21,607
          5,900  Siebel Systems, Inc.                                    60,947
                                                                ---------------
                                                                      5,055,921
                                                                ---------------
                 Telecommunications--5.9%
          1,264  ADC Telecommunications, Inc.*                           28,895
          4,350  ALLTEL Corp.                                           283,229
          1,850  Andrew Corp.*                                           20,628
          9,139  AT&T Corp.                                             180,952
          4,787  Avaya, Inc.*                                            49,306
         20,850  BellSouth Corp.                                        548,355
          1,450  CenturyTel, Inc.                                        50,721
          6,500  CIENA Corp.*                                            17,160
         72,900  Cisco Systems, Inc.*                                 1,307,096
          3,850  Citizens Communications Co.                             52,168
          2,250  Comverse Technology, Inc.*                              59,108
         16,700  Corning, Inc.*                                         322,811
         18,750  JDS Uniphase Corp.*                                     41,625
         50,700  Lucent Technologies, Inc.*                             164,775
         28,100  Motorola, Inc.                                         620,729
         18,600  QUALCOMM, Inc.                                         832,350
         17,359  Qwest Communications International, Inc.*               71,172
         37,650  SBC Communications, Inc.                               902,470
          1,750  Scientific-Atlanta, Inc.                                65,643
         33,431  Sprint Nextel Corp.                                    794,989
          5,100  Tellabs, Inc.*                                          53,652
         31,516  Verizon Communications, Inc.                         1,030,257
                                                                ---------------
                                                                      7,498,091
                                                                ---------------
                 Textiles--0.0%
          1,600  Cintas Corp.                                            65,680
                                                                ---------------
                 Toys/Games/Hobbies--0.1%
          2,000  Hasbro, Inc.                                            39,300
          4,550  Mattel, Inc.                                            75,894
                                                                ---------------
                                                                        115,194
                                                                ---------------

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Transportation--1.6%
          4,250  Burlington Northern Santa Fe Corp.             $       254,150
          2,450  CSX Corp.                                              113,876
          3,500  FedEx Corp.                                            304,955
          4,600  Norfolk Southern Corp.                                 186,576
            750  Ryder System, Inc.                                      25,665
          3,050  Union Pacific Corp.                                    218,685
         12,700  United Parcel Service, Inc., Class B                   877,951
                                                                ---------------
                                                                      1,981,858
                                                                ---------------
                 Total Common Stocks
                 (Cost $119,412,020)                                126,545,826
                                                                ---------------

   PRINCIPAL
     AMOUNT
---------------
                 UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--0.2%
                 United States Treasury Bill--0.2%
$       350,000  3.58%, 3/09/06 +
                 (Cost $344,474)                                        344,320
                                                                ---------------

    NUMBER
   OF SHARES
---------------
                 MONEY MARKET FUND--0.8%
        993,721  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58% (a)
                 (Cost $993,721)
                                                                        993,721
                                                                ---------------

                 Total Investments
                 (Cost $120,750,215) (b)--100.1%                    127,883,867
                 Liabilities in excess of other assets--(0.1%)         (164,044)
                                                                ---------------
                 Net Assets--100.0%                             $   127,719,823
                                                                ===============

*    Non-income producing security.
+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bills. This is the actual collateral for the S&P 500 Index future.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005. net unrealized appreciation was $7,133,652 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $11,734,721 and aggregate gross unrealized depreciation of $4,601,069.

                 BNY HAMILTON S&P 500 INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

At September 30, 20005, the S&P 500 Index Fund had entered into exchange traded financial future contracts as described below:
                                                                 Unrealized
                                                               Depreciation At
Index                 Maturity                                  September 30,
Future                  Date               Contracts                2005
------                --------             ---------           ---------------
S&P 500               December                25                  $ (10,913)
Index                   2005

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON SMALL CAP CORE EQUITY FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--94.6%
                 Aerospace/Defense--2.3%
         60,000  MTC Technologies, Inc.*                        $     1,918,800
                                                                ---------------
                 Banks--6.9%
         71,500  Amegy Bancorp, Inc.                                  1,618,045
         47,400  East West Bancorp, Inc.                              1,613,496
        100,900  Umpqua Holdings Corp.                                2,453,888
                                                                ---------------
                                                                      5,685,429
                                                                ---------------
                 Biotechnology--2.6%
         50,000  Charles River Laboratories International,
                  Inc.*                                               2,181,000
                                                                ---------------
                 Building Materials--3.9%
         56,400  Universal Forest Products, Inc.                      3,232,848
                                                                ---------------
                 Chemicals--2.5%
         62,300  Cabot Corp.                                          2,056,523
                                                                ---------------
                 Commercial Services--9.3%
         33,200  Landauer, Inc.                                       1,626,800
         78,900  NCO Group, Inc.*                                     1,630,074
         66,300  Ritchie Bros. Auctioneers, Inc. (Canada)             2,916,536
        136,400  Source Interlink Cos., Inc.                          1,508,584
                                                                ---------------
                                                                      7,681,994
                                                                ---------------
                 Diversified Financial Services--3.2%
         58,900  National Financial Partners Corp.                    2,658,746
                                                                ---------------
                 Electric--3.2%
        111,400  Cleco Corp.                                          2,626,812
                                                                ---------------
                 Environmental Control--3.3%
         47,500  Stericycle, Inc.*                                    2,714,625
                                                                ---------------
                 Food--2.7%
         70,800  Performance Food Group Co.*                          2,234,448
                                                                ---------------
                 Healthcare-Products--6.8%
         24,300  Cooper Cos., Inc.                                    1,861,623
         58,950  Meridian Bioscience, Inc.                            1,220,265
         58,900  Respironics, Inc.*                                   2,484,402
                                                                ---------------
                                                                      5,566,290
                                                                ---------------
                 Home Builders--5.3%
         42,000  Standard Pacific Corp.                               1,743,420
         75,700  Thor Industries, Inc.                                2,573,800
                                                                ---------------
                                                                      4,317,220
                                                                ---------------

                 BNY HAMILTON SMALL CAP CORE EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Household Products/Wares--3.0%
        108,600  Tupperware Corp.                               $     2,473,908
                                                                ---------------
                 Housewares--2.6%
         58,200  The Toro Co.                                         2,139,432
                                                                ---------------
                 Internet--2.4%
        123,300  Akamai Technologies, Inc.*                           1,966,635
                                                                ---------------
                 Leisure Time--3.2%
         80,100  Life Time Fitness, Inc.*                             2,654,514
                                                                ---------------
                 Machinery-Diversified--5.0%
         89,200  Cognex Corp.                                         2,682,244
         19,600  Middleby Corp.*                                      1,421,000
                                                                ---------------
                                                                      4,103,244
                                                                ---------------
                 Media--2.0%
         44,200  Scholastic Corp.*                                    1,633,632
                                                                ---------------
                 Miscellaneous Manufacturing--2.5%
         54,400  Matthews International Corp., Class A                2,055,776
                                                                ---------------
                 Oil & Gas--3.2%
         72,700  St. Mary Land & Exploration Co.                      2,660,820
                                                                ---------------
                 Oil & Gas Services--5.7%
         39,600  Cal Dive International, Inc.*                        2,511,036
         54,300  Universal Compression Holdings, Inc.*                2,159,511
                                                                ---------------
                                                                      4,670,547
                                                                ---------------
                 Retail--7.4%
         61,600  A.C. Moore Arts & Crafts, Inc.*                      1,181,488
         72,150  Hibbett Sporting Goods, Inc.*                        1,605,338
         58,700  O'Reilly Automotive, Inc.*                           1,654,166
         35,500  Tractor Supply Co.*                                  1,620,575
                                                                ---------------
                                                                      6,061,567
                                                                ---------------
                 Semiconductors--2.7%
        197,421  Entegris, Inc.*                                      2,230,857
                                                                ---------------
                 Telecommunications--2.9%
        169,800  Newport Corp.*                                       2,365,314
                                                                ---------------

                 BNY HAMILTON SMALL CAP CORE EQUITY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Total Common Stocks
                 (Cost $72,419,324)                             $    77,890,981
                                                                ---------------
                 MUTUAL FUNDS--2.9%
                 Energy--2.9%
         59,300  Tortoise Energy Capital Corp.                        1,405,410
         31,268  Tortoise Energy Infrastructure Corp.
                                                                        988,069
                                                                ---------------
                 Total Mutual Funds
                 (Cost $2,404,166)                                    2,393,479
                                                                ---------------
                 MONEY MARKET FUND--2.8%
      2,278,851  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58% (a)
                 (Cost $2,278,851)                                    2,278,851
                                                                ---------------
                 Total Investments
                 (Cost $77,102,340) (b)--100.3%                      82,563,311
                 Liabilities in excess of other assets--(0.3%)         (206,389)
                                                                ---------------
                 Net Assets--100.0%                             $    82,356,922
                                                                ===============

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $5,460,971 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,838,544 and aggregate gross unrealized depreciation of $1,377,573.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON SMALL CAP GROWTH FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--97.2%
                 Apparel--4.5%
        153,050  Oxford Industries, Inc.                        $     6,905,616
        330,900  Phillips-Van Heusen Corp.                           10,264,518
        248,560  The Warnaco Group, Inc.*                             5,445,950
        440,100  Wolverine World Wide, Inc.                           9,264,105
                                                                ---------------
                                                                     31,880,189
                                                                ---------------
                 Banks--3.4%
        130,670  Boston Private Financial Holdings, Inc.              3,467,982
         58,890  Community Banks, Inc.                                1,655,398
         26,050  The South Financial Group, Inc.                        699,182
        831,540  UCBH Holdings, Inc.                                 15,233,812
         26,250  Westamerica Bancorp                                  1,355,813
         37,130  Wilmington Trust Corp.                               1,353,389
                                                                ---------------
                                                                     23,765,576
                                                                ---------------
                 Biotechnology--4.2%
        315,630  Charles River Laboratories International,
                  Inc.*                                              13,767,781
        335,270  Martek Biosciences Corp.*                           11,778,035
        371,280  Tercica, Inc.*                                       4,188,038
                                                                ---------------
                                                                     29,733,854
                                                                ---------------
                 Chemicals--0.6%
        142,040  Airgas, Inc.                                         4,208,645
                                                                ---------------
                 Commercial Services--5.0%
        312,980  CoStar Group, Inc.*                                 14,622,425
        104,700  CRA International, Inc.*                             4,364,943
        241,170  Education Management Corp.*                          7,775,321
        178,710  Forrester Research, Inc.*                            3,720,742
         32,990  Strayer Education, Inc. (Israel)                     3,118,215
        219,050  The Princeton Review, Inc.*                          1,316,491
                                                                ---------------
                                                                     34,918,137
                                                                ---------------
                 Computers--1.9%
        159,800  Kronos, Inc.*                                        7,133,472
         92,680  M-Systems Flash Disk Pioneers Ltd. (Israel)*         2,772,986
        165,490  Manhattan Associates, Inc.*                          3,839,368
                                                                ---------------
                                                                     13,745,826
                                                                ---------------
                 Distribution/Wholesale--1.3%
        219,090  Bell Microproducts, Inc.*                            2,197,473
        201,960  SCP Pool Corp.                                       7,054,463
                                                                ---------------
                                                                      9,251,936
                                                                ---------------

                 BNY HAMILTON SMALL CAP GROWTH FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Diversified Financial Services--1.6%
        238,610  National Financial Partners Corp.              $    10,770,855
         17,100  Piper Jaffray Cos., Inc.*                              510,606
                                                                ---------------
                                                                     11,281,461
                                                                ---------------
                 Electrical Components & Equipment--0.3%
        119,110  Belden CDT, Inc.                                     2,314,307
                                                                ---------------
                 Electronics--3.7%
        148,840  Cogent, Inc.*                                        3,534,950
        192,850  Coherent, Inc.*                                      5,646,648
         98,290  Daktronics, Inc.                                     2,356,994
        366,240  Plexus Corp.*                                        6,259,042
        250,340  Trimble Navigation Ltd.*                             8,433,954
                                                                ---------------
                                                                     26,231,588
                                                                ---------------
                 Energy-Alternate Sources--0.6%
        250,110  KFx, Inc.*                                           4,281,883
                                                                ---------------
                 Engineering & Construction--1.0%
        136,900  Dycom Industries, Inc.*                              2,768,118
        184,650  The Shaw Group, Inc.*                                4,553,469
                                                                ---------------
                                                                      7,321,587
                                                                ---------------
                 Entertainment--0.4%
         60,240  International Speedway Corp.                         3,160,793
                                                                ---------------
                 Food--2.7%
        339,210  Performance Food Group Co.*                         10,705,468
        236,050  United Natural Foods, Inc.*                          8,346,728
                                                                ---------------
                                                                     19,052,196
                                                                ---------------
                 Healthcare-Products--10.6%
        314,140  Digirad Corp.*                                       1,516,040
        206,900  Immucor, Inc.*                                       5,677,336
        680,600  Merit Medical Systems, Inc.*                        12,073,843
        123,890  NuVasive, Inc.*                                      2,321,699
        513,595  PSS World Medical, Inc.*                             6,851,357
        311,720  Respironics, Inc.*                                  13,148,349
        120,250  Shamir Optical Industry Ltd. (Israel)*               1,220,538
        313,000  Sybron Dental Specialties, Inc.*                    13,014,539
        134,290  Symmetry Medical Inc.*                               3,182,673
        473,690  Wright Medical Group, Inc.*                         11,690,669
        164,890  Zoll Medical Corp.*                                  4,328,363
                                                                ---------------
                                                                     75,025,406
                                                                ---------------

                 BNY HAMILTON SMALL CAP GROWTH FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Healthcare-Services--4.1%
        271,240  American Healthways, Inc.*                     $    11,500,575
        147,600  AMERIGROUP Corp.*                                    2,822,112
        195,450  Centene Corp.*                                       4,892,114
        109,850  United Surgical Partners International, Inc.*        4,296,234
        380,520  VistaCare, Inc.*                                     5,506,124
                                                                ---------------
                                                                     29,017,159
                                                                ---------------
                 Household Products/Wares--3.9%
        158,250  Central Garden & Pet Co.*                            7,160,813
        346,250  Fossil, Inc.*                                        6,298,288
      1,138,450  Prestige Brands Holdings, Inc.*                     14,025,703
                                                                ---------------
                                                                     27,484,804
                                                                ---------------
                 Insurance--1.7%
        255,340  ProAssurance Corp.*                                 11,916,718
                                                                ---------------
                 Internet--5.8%
        121,590  aQuantive, Inc.*                                     2,447,607
        104,560  Blue Coat Systems, Inc.*                             4,546,269
        179,040  F5 Networks, Inc.*                                   7,782,868
        188,520  j2 Global Communications, Inc.*                      7,619,978
        431,700  RSA Security, Inc.*                                  5,486,907
        848,870  Sapient Corp.*                                       5,305,438
        929,000  TIBCO Software, Inc.*                                7,766,440
                                                                ---------------
                                                                     40,955,507
                                                                ---------------
                 Lodging--0.8%
        122,700  Gaylord Entertainment Co.*                           5,846,655
                                                                ---------------
                 Media--1.4%
        272,810  Scholastic Corp.*                                   10,083,058
                                                                ---------------
                 Miscellaneous Manufacturing--0.2%
         49,970  Acuity Brands, Inc.                                  1,482,610
                                                                ---------------
                 Oil & Gas--2.0%
         54,120  Atwood Oceanics, Inc.*                               4,557,445
        618,550  Grey Wolf, Inc.*                                     5,214,377
        107,090  Todco, Class A                                       4,466,724
                                                                ---------------
                                                                     14,238,546
                                                                ---------------

                 BNY HAMILTON SMALL CAP GROWTH FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Oil & Gas Services--3.1%
        170,870  Core Laboratories NV (Netherlands)*            $     5,512,266
        140,010  Oceaneering International, Inc.*                     7,477,934
        384,000  Superior Energy Services, Inc.*                      8,866,560
                                                                ---------------
                                                                     21,856,760
                                                                ---------------
                 Pharmaceuticals--8.2%
        203,510  Alkermes, Inc.*                                      3,418,968
        211,410  Amylin Pharmaceuticals, Inc.*                        7,354,954
        391,750  Connetics Corp.*                                     6,624,493
        155,610  Cubist Pharmaceuticals, Inc.*                        3,351,839
        928,000  Discovery Laboratories, Inc.*                        5,985,600
        205,200  Medicis Pharmaceutical Corp.                         6,681,312
        132,990  Neurocrine Biosciences, Inc.*                        6,541,778
        687,150  VCA Antech, Inc.*                                   17,536,068
                                                                ---------------
                                                                     57,495,012
                                                                ---------------
                 Retail--11.1%
        658,780  A.C. Moore Arts & Crafts, Inc.*                     12,635,400
        347,550  AnnTaylor Stores Corp.*                              9,227,453
        458,780  Dick's Sporting Goods, Inc.*                        13,813,865
        835,460  Hot Topic, Inc.*                                    12,832,666
         72,050  MarineMax, Inc.*                                     1,836,555
        619,600  PETCO Animal Supplies, Inc.*                        13,110,735
        136,400  PF Chang's China Bistro, Inc.*                       6,114,812
        142,900  The Cheesecake Factory, Inc.*                        4,464,196
        269,230  West Marine, Inc.*                                   3,979,219
                                                                ---------------
                                                                     78,014,901
                                                                ---------------
                 Savings & Loans--1.4%
        202,380  Commercial Capital Bancorp Inc.                      3,440,459
         83,530  Dime Community Bancshares                            1,229,562
        180,040  Flushing Financial Corp.                             2,947,255
         77,475  PFF Bancorp, Inc.                                    2,344,394
                                                                ---------------
                                                                      9,961,670
                                                                ---------------
                 Semiconductors--6.4%
        107,150  Cabot Microelectronics Corp.*                        3,148,067
        434,900  Entegris, Inc.*                                      4,914,370
        146,300  Fairchild Semiconductor International, Inc.*         2,174,018
        139,660  FormFactor, Inc.*                                    3,187,041
        457,780  O2Micro International Ltd. (Cayman Islands)*         7,205,457
        452,110  Semtech Corp.*                                       7,446,252
        330,240  Tessera Technologies, Inc.*                          9,877,479
        504,510  Zoran Corp.*                                         7,214,493
                                                                ---------------
                                                                     45,167,177
                                                                ---------------

                 BNY HAMILTON SMALL CAP GROWTH FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Software--1.6%
        330,150  Filenet Corp.*                                 $     9,211,185
        203,080  Phase Forward, Inc.*                                 2,219,664
                                                                ---------------
                                                                     11,430,849
                                                                ---------------
                 Telecommunications--2.0%
        109,450  Ixia*                                                1,610,010
        359,050  NETGEAR, Inc.*                                       8,638,743
        684,220  RF Micro Devices, Inc.*                              3,865,843
                                                                ---------------
                                                                     14,114,596
                                                                ---------------
                 Transportation--1.7%
         29,900  Forward Air Corp.                                    1,101,516
        137,220  UTi Worldwide, Inc. (British Virgin Islands)        10,661,994
                                                                ---------------
                                                                     11,763,510
                                                                ---------------
                 Total Common Stocks
                 (Cost $639,336,256)                                687,002,916
                                                                ---------------

                 MONEY MARKET FUND--2.8%
     19,926,606  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58% (a)
                 (Cost $19,926,606)                                  19,926,606
                                                                ---------------
                 Total Investments
                 (Cost $659,262,862) (b)--100.0%                    706,929,522
                 Other assets less liabilities--0.0%                    168,106
                                                                ---------------
                 Net Assets--100.0%                             $   707,097,628
                                                                ===============

*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005., net unrealized appreciation was $47,666,660 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $91,594,572 and aggregate gross unrealized depreciation of $43,927,912.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
                 COMMON STOCKS--100.1%
                 Australia--5.5%
            450  Ansell Ltd. ADR                                $        15,505
            600  BHP Ltd. ADR                                            20,508
            667  Boral Ltd. ADR                                          16,442
            250  Coles Myer Ltd. ADR                                     15,615
            200  Commonwealth Bank of Australia ADR                      17,599
          2,100  Foster's Group Ltd. ADR                                  9,349
          1,700  Lend Lease Corp. Ltd. ADR                               18,175
            160  National Australia Bank Ltd. ADR                        20,104
             25  Rio Tinto Ltd. ADR                                       4,516
             90  Tabcorp Holdings Ltd. ADR                               11,856
            300  Westpac Banking Corp. ADR                               24,255
            400  Woodside Petroleum Ltd. ADR                             10,997
                                                                ---------------
                                                                        184,921
                                                                ---------------
                 Austria--0.5%
            400  Erste Bank der Oesterreichischen Sparkassen
                  ADR                                                    10,730
            150  Telekom Austria AG ADR                                   5,985
                                                                ---------------
                                                                         16,715
                                                                ---------------
                 Belgium--1.3%
            200  Delhaize Group ADR                                      11,830
            700  Fortis ADR                                              20,365
            100  Solvay SA ADR                                           11,665
                                                                ---------------
                                                                         43,860
                                                                ---------------
                 Denmark--0.7%
            500  Danske Bank A/S ADR                                     15,348
            200  Novo Nordisk A/S ADR                                     9,916
                                                                ---------------
                                                                         25,264
                                                                ---------------
                 Finland--1.5%
            500  Metso Corp. ADR                                         12,725
          1,600  Nokia Corp. ADR                                         27,056
            500  UPM-Kymmene Oyj ADR                                     10,060
                                                                ---------------
                                                                         49,841
                                                                ---------------
                 France--9.5%
            800  Axa SA ADR                                              22,024
            600  BNP Paribas SA ADR                                      22,877
            500  Business Objects SA ADR*                                17,380
            600  France Telecom SA ADR                                   17,250
            500  Groupe Danone ADR                                       10,900
          1,000  L'Oreal SA ADR                                          15,541
            560  Lafarge SA ADR                                          12,393
            200  Lagardere SCA ADR                                       14,239

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
            100  PSA Peugeot Citroen ADR                        $         6,812
            200  Publicis Groupe ADR                                      6,368
            792  Sanofi-Aventis  ADR                                     32,908
            810  Societe Generale ADR                                    18,545
            703  Thomson ADR                                             14,679
            460  Total SA ADR                                            62,477
            600  Valeo SA ADR                                            12,507
            500  Veolia Environnement ADR                                21,230
            400  Vivendi Universal SA ADR                                13,092
                                                                ---------------
                                                                        321,222
                                                                ---------------
                 Germany--6.9%
          1,000  Allianz AG ADR                                          13,510
            100  Altana AG ADR                                            5,608
            200  BASF AG ADR                                             15,080
            400  Bayer AG ADR                                            14,720
            500  Bayerische Hypo-und Vereinsbank AG ADR*                 14,106
            200  Continental AG ADR                                      16,465
            200  DaimlerChrysler AG                                      10,624
            174  Deutsche Bank AG                                        16,272
            600  Deutsche Lufthansa AG ADR                                7,986
          1,000  Deutsche Telekom AG ADR                                 18,240
            609  E.On AG ADR                                             18,727
            300  Hypo Real Estate Holding AG ADR                         15,263
          1,300  Infineon Technologies AG ADR*                           12,896
            300  RWE AG ADR                                              19,893
            200  Schering AG ADR                                         12,680
            285  Siemens AG ADR                                          22,039
                                                                ---------------
                                                                        234,109
                                                                ---------------
                 Greece--0.6%
          2,655  National Bank of Greece ADR                             21,081
                                                                ---------------
                 Hong Kong--1.8%
          3,000  Bank of East Asia Ltd. ADR                               8,778
          3,000  CLP Holdings Ltd. ADR                                   17,885
            200  Hutchison Whampoa Ltd. ADR                              10,345
            100  MTR Corp. Ltd. ADR                                       2,095
          2,000  Sun Hung Kai Properties Ltd. ADR                        20,715
                                                                ---------------
                                                                         59,818
                                                                ---------------
                 Ireland--0.7%
            100  Allied Irish Banks PLC ADR                               4,270
            200  Bank of Ireland ADR                                     12,700
            300  CRH PLC ADR                                              8,152
                                                                ---------------
                                                                         25,122
                                                                ---------------

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
                 Italy--3.8%
            250  Bulgari SpA ADR                                $        11,285
            460  Enel SpA ADR                                            19,739
            180  Eni SpA ADR                                             26,658
            800  Fiat SpA ADR*                                            7,184
            500  Luxottica Group SpA ADR                                 12,455
            166  Mediaset SpA ADR                                         5,911
            700  Sanpaolo IMI SpA ADR                                    21,777
            830  Telecom Italia SpA ADR                                  24,518
                                                                ---------------
                                                                        129,527
                                                                ---------------
                 Japan--23.7%
            200  Ajinomoto Co., Inc. ADR                                 21,069
          2,500  All Nippon Airways Co. Ltd. ADR                         15,528
            100  Asahi Glass Co. Ltd. ADR                                10,508
            300  Asahi Kasei Corp. ADR                                   16,410
            500  Dai Nippon Printing Co. Ltd. ADR                        16,146
            200  Daiwa Securities Group, Inc. ADR                        15,652
            400  Fujitsu Ltd. ADR                                        13,199
            200  Hitachi Ltd. ADR                                        12,678
            800  Honda Motor Co. Ltd. ADR                                22,720
          1,000  Japan Airlines System Corp. ADR                         13,279
          1,750  Kawasaki Heavy Industries, Ltd. ADR                     17,725
          2,000  Kirin Brewery Co., Ltd. ADR                             22,140
            600  Kobe Steel Ltd. ADR                                      9,132
            500  Komatsu Ltd. ADR                                        27,281
            200  Kyocera Corp. ADR                                       14,004
            500  Marui Co. Ltd. ADR                                      16,914
          1,000  Matsushita Electric Industrial Co. Ltd. ADR             17,110
            100  Meiji Seika Kaisha Ltd. ADR                              5,197
            300  Mitsubishi Electric Corp. ADR                           19,243
            100  Mitsubishi Estate Co. Ltd. ADR                          13,746
          2,000  Mitsubishi Tokyo Financial Group, Inc. ADR*             26,060
            100  Mitsui & Co. Ltd. ADR                                   25,126
            200  Mitsui Sumitomo Insurance Co. Ltd. ADR                  23,186
          3,000  NEC Corp. ADR                                           16,260
          1,500  Nikko Cordial Corp. ADR                                 17,377
          1,600  Nintendo Co. Ltd. ADR                                   23,363
            600  Nippon Telegraph and Telephone Corp. ADR                14,892
            300  Nippon Yusen Kabushiki Kaisha ADR                       20,143
            850  Nissan Motor Co. Ltd. ADR                               19,533
          1,000  Nomura Holdings, Inc. ADR                               15,540
            600  NTT DoCoMo, Inc. ADR                                    10,788
            300  Oji Paper Co. Ltd. ADR                                  16,411
          1,000  OLYMPUS Corp. ADR                                       22,191
          1,000  Pioneer Corp. ADR                                       14,240
            200  Ricoh Co. Ltd. ADR                                      15,643
            400  Sanyo Electric Co. Ltd. ADR                              4,952

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
            400  Sony Corp. ADR                                 $        13,276
          1,000  Sumitomo Metal Industries Ltd. ADR                      35,115
          2,000  Sumitomo Mitsui Financial Group, Inc. ADR               18,881
            200  TDK Corp. ADR                                           14,364
            200  The Bank of Fukuoka Ltd. ADR                            14,434
            200  The Bank of Yokohama Ltd. ADR                           15,264
            200  The Shizuoka Bank Ltd. ADR                              20,628
          2,000  The Sumitomo Trust and Banking Co. Ltd. ADR             16,481
            500  Toyota Motor Corp. ADR                                  46,185
                                                                ---------------
                                                                        800,014
                                                                ---------------
                 Netherlands--5.6%
            500  ABN AMRO Holding NV ADR                                 12,000
          1,100  Aegon NV ADR                                            16,390
            100  Akzo Nobel NV ADR                                        4,365
            200  ASML Holding NV ADR*                                     3,302
            700  ING Groep NV ADR                                        20,853
            900  Koninklijke (Royal) KPN NV ADR                           8,100
            500  Koninklijke (Royal) Philips Electronics NV ADR          13,340
            550  Reed Elsevier NV ADR                                    15,207
            700  Royal Dutch Shell PLC ADR                               45,948
            474  Royal Dutch Shell PLC ADR, Series B                     32,644
            100  TNT NV ADR                                               2,509
            200  Unilever NV ADR                                         14,290
                                                                ---------------
                                                                        188,948
                                                                ---------------
                 New Zealand--0.2%
            200  Telecom Corp. of New Zealand Ltd. ADR                    6,720
                                                                ---------------
                 Norway--0.8%
            300  Orkla ASA ADR                                           11,427
            600  Statoil ASA ADR                                         14,814
                                                                ---------------
                                                                         26,241
                                                                ---------------
                 Portugal--0.3%
            370  Electricidade de Portugal SA ADR                        10,323
                                                                ---------------
                 Singapore--0.8%
          1,500  Neptune Orient Lines Ltd. ADR                           10,938
          1,000  United Overseas Bank Ltd. ADR                           16,691
                                                                ---------------
                                                                         27,629
                                                                ---------------
                 Spain--4.0%
          1,100  Banco Bilbao Vizcaya Argentaria SA ADR                  19,294
          2,000  Banco Santander Central Hispano SA ADR                  26,340
          2,500  Corporacion Mapfre SA ADR                                8,608

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
            800  Endesa SA ADR                                  $        21,416
            450  NH Hoteles SA ADR                                       13,954
            500  Repsol YPF SA ADR                                       16,155
            576  Telefonica SA ADR                                       28,408
                                                                ---------------
                                                                        134,175
                                                                ---------------
                 Sweden--2.4%
          1,200  AB SKF ADR                                              15,680
            800  Atlas Copco AB ADR                                      15,525
             50  Electrolux AB ADR                                        2,348
            300  Sandvik AB ADR                                          14,962
            100  Svenska Cellulosa AB (SCA) ADR                           3,512
            520  Telefonaktiebolaget LM Ericsson ADR                     19,157
            200  Volvo AB ADR                                             8,729
                                                                ---------------
                                                                         79,913
                                                                ---------------
                 Switzerland--6.7%
          1,460  ABB Ltd. ADR*                                           10,746
            420  Credit Suisse Group ADR                                 18,682
             60  Logitech International SA ADR*                           2,445
            560  Nestle SA ADR                                           41,155
            820  Novartis AG ADR                                         41,820
            520  Roche Holding (UK) Ltd. ADR                             36,260
            400  Serono SA ADR                                            6,580
            216  Swiss Reinsurance Co. ADR                               14,241
            300  Swisscom AG ADR                                          9,834
            600  Syngenta AG ADR                                         12,600
            389  UBS AG                                                  33,260
                                                                ---------------
                                                                        227,623
                                                                ---------------
                 United Kingdom--22.8%
          1,100  Amvescap PLC ADR                                        14,333
            300  Anglo American PLC ADR                                   9,060
            600  AstraZeneca PLC ADR                                     28,260
          1,000  BAA PLC ADR                                             11,039
            450  BAE SYSTEMS PLC ADR                                     10,938
            600  Barclays PLC ADR                                        24,468
            220  BG Group PLC ADR                                        10,492
            550  BHP Billiton PLC ADR                                    17,875
          1,216  BP PLC ADR                                              86,153
            400  British American Tobacco PLC ADR                        16,936
            350  British Sky Broadcasting Group PLC ADR                  13,822
            340  BT Group PLC ADR                                        13,478
            375  Cadbury Schweppes PLC ADR                               15,274
            356  Centrica PLC ADR                                        15,493
          3,600  Compass Group PLC ADR                                   13,136
          1,400  Corus Group PLC ADR                                     12,908
            250  Diageo PLC ADR                                          14,503

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                       US$ VALUE
---------------                                                 ---------------
            460  Friends Provident PLC ADR                      $        15,218
          1,000  GlaxoSmithKline PLC ADR                                 51,279
            900  GUS PLC ADR                                             13,605
            500  HBOS PLC ADR                                            22,649
            780  HSBC Holdings PLC ADR                                   63,360
            250  Imperial Tobacco Group PLC ADR                          14,538
          1,712  Kingfisher PLC ADR                                      13,084
          1,480  Legal & General Group PLC ADR                           14,859
            525  Lloyds TSB Group PLC ADR                                17,446
            550  Marconi Corp. PLC ADR*                                   5,907
            850  Prudential Corp. PLC ADR                                15,657
            400  Reed Elsevier PLC ADR                                   14,756
            820  Rentokil Initial PLC ADR                                11,986
            100  Rio Tinto PLC ADR                                       16,430
          1,640  Royal & Sun Alliance Insurance Group PLC ADR            14,186
            800  Scottish & Southern Energy PLC ADR                      14,563
            350  Scottish Power PLC ADR                                  14,084
            200  Smith & Nephew PLC ADR                                   8,492
            866  Tesco PLC ADR                                           14,225
            375  Unilever PLC ADR                                        15,833
          2,200  Vodafone Group PLC ADR                                  57,133
            350  Wolseley PLC ADR                                        15,047
                                                                ---------------
                                                                        772,505
                                                                ---------------
                 Total Common Stocks
                 (Cost $2,533,340)                                    3,385,571
                                                                ---------------

                 Total Investments
                 (Cost $2,533,340) (b)--100.1%                        3,385,571
                 Liabilities in excess of other assets--(0.1%)           (2,990)
                                                                ---------------
                 Net Assets--100.0%                             $     3,382,581
                                                                ===============

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005 net unrealized appreciation was $852,231 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $895,074 and aggregate gross unrealized depreciation of $42,843.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Industry Diversification

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                      % OF
                                                                      TOTAL
                                                      US$ VALUE     NET ASSETS
                                                    -------------  ------------
Advertising                                         $       6,368           0.2%
Aerospace/Defense                                          10,938           0.3
Agriculture                                                31,474           0.9
Airlines                                                   36,793           1.1
Auto Manufacturers                                        121,787           3.6
Auto Parts & Equipment                                     28,972           0.9
Banks                                                     630,008          18.6
Beverages                                                  45,992           1.4
Building Materials                                         47,495           1.4
Chemicals                                                  74,840           2.2
Commercial Services                                        28,132           0.8
Computers                                                  30,008           0.9
Cosmetics/Personal Care                                    15,541           0.5
Distribution/Wholesale                                     40,173           1.2
Diversified Financial Services                             62,902           1.9
Electric                                                  136,630           4.0
Electrical Components & Equipment                          36,873           1.1
Electronics                                                43,604           1.3
Engineering & Construction                                 21,785           0.6
Entertainment                                              11,856           0.3
Food                                                      161,200           4.8
Food Service                                               13,136           0.4
Forest Products & Paper                                    29,983           0.9
Gas                                                        15,493           0.5
Hand/Machine Tools                                         14,962           0.4
Healthcare-Products                                        20,947           0.6
Holding Companies-Diversified                              10,345           0.3
Home Furnishings                                           61,653           1.8
Insurance                                                 178,732           5.3
Iron/Steel                                                 57,155           1.7
Lodging                                                    13,954           0.4
Machinery-Construction & Mining                            42,806           1.3
Machinery-Diversified                                      12,725           0.4
Media                                                      77,027           2.3
Metal Fabricate/Hardware                                   15,680           0.5
Mining                                                     68,389           2.0
Miscellaneous Manufacturing                                77,460           2.3
Office/Business Equipment                                  15,643           0.5
Oil & Gas                                                 306,338           9.0
Pharmaceuticals                                           225,311           6.6
Real Estate                                                52,636           1.6
Retail                                                     70,503           2.1
Semiconductors                                             16,198           0.5
Software                                                   17,380           0.5
Telecommunications                                        267,466           7.9
Toys/Games/Hobbies                                         23,363           0.7
Transportation                                             35,685           1.0
Water                                                      21,230           0.6
                                                    -------------  ------------
Total value of investments                              3,385,571         100.1
Liabilities in excess of other assets                      (2,990)         (0.1)
                                                    -------------  ------------

                 BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                 Industry Diversification (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                      % OF
                                                                      TOTAL
                                                      US$ VALUE     NET ASSETS
                                                    -------------  ------------

Net Assets                                          $   3,382,581         100.0%
                                                    -------------  ------------

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON LARGE CAP GROWTH CRT FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--98.0%
                 Aerospace/Defense--1.6%
          2,080  United Technologies Corp.                      $       107,827
                                                                ---------------
                 Banks--4.9%
          3,030  Bank of America Corp.                                  127,563
          2,530  North Fork Bancorp, Inc.                                64,515
          2,760  Wachovia Corp.                                         131,348
                                                                ---------------
                                                                        323,426
                                                                ---------------
                 Beverages--2.2%
          2,530  PepsiCo, Inc.                                          143,476
                                                                ---------------
                 Biotechnology--2.7%
          1,290  Amgen, Inc.*                                           102,774
          1,400  Celgene Corp.*                                          76,048
                                                                ---------------
                                                                        178,822
                                                                ---------------
                 Chemicals--2.4%
          1,100  Air Products and Chemicals, Inc.                        60,654
          2,505  duPont (E.I.) de Nemours & Co.                          98,121
                                                                ---------------
                                                                          158,7
                                                                ---------------
                 Commercial Services--2.9%
          4,590  Accenture Ltd. (Bermuda)                               116,861
          2,790  ARAMARK Corp., Class B                                  74,521
                                                                ---------------
                                                                        191,382
                                                                ---------------
                 Computers--4.7%
          2,900  Dell, Inc.*                                             99,180
          7,910  EMC Corp.*                                             102,355
          1,295  International Business Machines Corp. (IBM)            103,885
                                                                ---------------
                                                                        305,420
                                                                ---------------
                 Cosmetics/Personal Care--5.6%
          2,000  Avon Products, Inc.                                     54,000
          1,700  Colgate-Palmolive Co.                                   89,743
          1,500  Procter & Gamble Co.                                    89,190
          2,310  The Gillette Co.                                       134,442
                                                                ---------------
                                                                        367,375
                                                                ---------------
                 Diversified Financial Services--6.6%
          4,383  Citigroup, Inc.                                        199,514
          2,070  Morgan Stanley                                         111,656

                 BNY HAMILTON LARGE CAP GROWTH CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
            980  The Goldman Sachs Group, Inc.                  $       119,148
                                                                ---------------
                                                                        430,318
                                                                ---------------
                 Electric--1.3%
          2,840  Duke Energy Corp.                                       82,843
                                                                ---------------
                 Food--3.1%
          3,590  Campbell Soup Co.                                      106,803
          3,160  SYSCO Corp.                                             99,129
                                                                ---------------
                                                                        205,932
                                                                ---------------
                 Healthcare-Products--4.9%
          1,100  Cooper Cos., Inc.                                       84,271
          2,225  Johnson & Johnson                                      140,798
          1,410  Zimmer Holdings, Inc.*                                  97,135
                                                                ---------------
                                                                        322,204
                                                                ---------------
                 Insurance--4.0%
          2,800  American International Group, Inc.                     173,488
          2,005  The St. Paul Travelers Cos., Inc.                       89,964
                                                                ---------------
                                                                        263,452
                                                                ---------------
                 Machinery-Construction & Mining--1.1%
          1,240  Caterpillar, Inc.                                       72,850
                                                                ---------------
                 Media--3.6%
          4,260  Comcast Corp.*                                         122,603
          2,320  The E.W. Scripps Co.                                   115,930
                                                                ---------------
                                                                        238,533
                                                                ---------------
                 Miscellaneous Manufacturing--8.8%
          1,770  3M Co.                                                 129,847
          1,610  Eaton Corp.                                            102,316
          6,985  General Electric Co.                                   235,186
          2,840  Honeywell International, Inc.                          106,500
                                                                ---------------
                                                                        573,849
                                                                ---------------
                 Oil & Gas--7.6%
          2,615  BP PLC ADR (Great Britain)                             185,273
          2,985  Exxon Mobil Corp.                                      189,667
            900  Total SA ADR (France)                                  122,238
                                                                ---------------
                                                                        497,178
                                                                ---------------

                 BNY HAMILTON LARGE CAP GROWTH CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 Oil & Gas Services--2.1%
         1,590   Schlumberger Ltd.                              $       134,164
                                                                ---------------
                 Pharmaceuticals--8.5%
         1,700   Abbott Laboratories                                     72,080
         1,750   Caremark Rx, Inc.*                                      87,378
         1,440   Gilead Sciences, Inc.*                                  70,214
         5,500   Pfizer, Inc.                                           137,336
         3,240   Teva Pharmaceutical Industries Ltd. ADR
                  (Israel)                                              108,281
         1,690   Wyeth                                                   78,196
                                                                ---------------
                                                                        553,485
                                                                ---------------
                 Pipelines--1.6%
         4,090   The Williams Cos., Inc.                                102,455
                                                                ---------------
                 REITS--2.2%
         2,080   Duke Realty Corp.                                       70,470
         4,200   Host Marriott Corp.                                     70,980
                                                                ---------------
                                                                        141,450
                                                                ---------------
                 Retail--2.9%
         2,480   The Home Depot, Inc.                                    94,587
         2,220   Wal-Mart Stores, Inc.                                   97,281
                                                                ---------------
                                                                        191,868
                                                                ---------------
                 Semiconductors--2.5%
         3,700   Applied Materials, Inc.                                 62,752
         4,000   Intel Corp.                                             98,600
                                                                ---------------
                                                                        161,352
                                                                ---------------
                 Software--2.8%
         6,980   Microsoft Corp.                                        179,595
                                                                ---------------
                 Telecommunications--5.8%
         7,455   Cisco Systems, Inc.*                                   133,667
         3,070   Scientific-Atlanta, Inc.                               115,156
         5,470   Sprint Nextel Corp.                                    130,077
                                                                ---------------
                                                                        378,900
                                                                ---------------
                 Transportation--1.6%
         1,485   United Parcel Service, Inc., Class B                   102,658
                                                                ---------------
                 Total Common Stocks
                 (Cost $6,150,593)                                    6,409,589
                                                                ---------------

                 BNY HAMILTON LARGE CAP GROWTH CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 EXCHANGE TRADED FUND--0.6%
                 Technology Industries--0.6%
          1,970  Technology Select Sector SPDR Fund
                 (Cost $41,685)                                 $        41,173
                                                                ---------------

                 MONEY MARKET FUND--0.9%
         55,274  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58% (a)
                 (Cost $55,274)                                          55,274
                                                                ---------------
                 Total Investments
                 (Cost $6,247,552) (b)--99.5%                         6,506,036
                 Other assets less liabilities--0.5%                     35,042
                                                                ---------------
                 Net Assets--100.0%                             $     6,541,078
                                                                ===============

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $258,484 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $450,979 and aggregate gross unrealized depreciation of $192,495.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON SMALL CAP GROWTH CRT FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 COMMON STOCKS--98.7%
                 Apparel--4.6%
          1,250  Oxford Industries, Inc.                        $        56,400
          2,705  Phillips-Van Heusen Corp.                               83,909
          2,020  The Warnaco Group, Inc.*                                44,258
          3,710  Wolverine World Wide, Inc.                              78,096
                                                                ---------------
                                                                        262,663
                                                                ---------------
                 Banks--3.4%
          1,100  Boston Private Financial Holdings, Inc.                 29,194
            508  Community Banks, Inc.                                   14,280
            200  The South Financial Group, Inc.                          5,368
          6,750  UCBH Holdings, Inc.                                    123,660
            200  Westamerica Bancorp                                     10,330
            280  Wilmington Trust Corp.                                  10,206
                                                                ---------------
                                                                        193,038
                                                                ---------------
                 Biotechnology--4.3%
          2,650  Charles River Laboratories International,
                  Inc.*                                                 115,593
          2,800  Martek Biosciences Corp.*                               98,364
          3,080  Tercica, Inc.*                                          34,742
                                                                ---------------
                                                                        248,699
                                                                ---------------
                 Chemicals--0.6%
          1,150  Airgas, Inc.                                            34,075
                                                                ---------------
                 Commercial Services--5.0%
          2,540  CoStar Group, Inc.*                                    118,668
            850  CRA International, Inc.*                                35,437
          1,990  Education Management Corp.*                             64,157
          1,485  Forrester Research, Inc.*                               30,918
            305  Strayer Education, Inc.                                 28,829
          1,800  The Princeton Review, Inc.*                             10,818
                                                                ---------------
                                                                        288,827
                                                                ---------------
                 Computers--2.0%
          1,300  Kronos, Inc.*                                           58,032
            800  M-Systems Flash Disk Pioneers Ltd. (Israel)*            23,936
          1,400  Manhattan Associates, Inc.*                             32,480
                                                                ---------------
                                                                        114,448
                                                                ---------------
                 Distribution/Wholesale--1.4%
          1,790  Bell Microproducts, Inc.*                               17,954

                 BNY HAMILTON SMALL CAP GROWTH CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          1,700  SCP Pool Corp.                                 $        59,381
                                                                ---------------
                                                                         77,335
                                                                ---------------
                 Diversified Finanancial Services--1.5%
          1,900  National Financial Partners Corp.                       85,766
            100  Piper Jaffray Cos., Inc.*                                2,986
                                                                ---------------
                                                                         88,752
                                                                ---------------
                 Electrical Components & Equipment--0.3%
          1,000  Belden CDT, Inc.                                        19,430
                                                                ---------------
                 Electronics--3.8%
          1,200  Cogent, Inc.*                                           28,500
          1,600  Coherent, Inc.*                                         46,848
            830  Daktronics, Inc.                                        19,903
          3,010  Plexus Corp.*                                           51,441
          2,100  Trimble Navigation Ltd.*                                70,749
                                                                ---------------
                                                                        217,441
                                                                ---------------
                 Energy-Alternate Sources--0.6%
          2,100  KFx, Inc.*                                              35,952
                                                                ---------------
                 Engineering & Construction--1.1%
          1,100  Dycom Industries, Inc.*                                 22,242
          1,555  The Shaw Group, Inc.*                                   38,346
                                                                ---------------
                                                                         60,588
                                                                ---------------
                 Entertainment--0.4%
            475  International Speedway Corp.                            24,923
                                                                ---------------
                 Food--2.8%
          2,825  Performance Food Group Co.*                             89,157
          1,950  United Natural Foods, Inc.*                             68,952
                                                                ---------------
                                                                        158,109
                                                                ---------------
                 Healthcare-Products--10.7%
          2,600  Digirad Corp.*                                          12,548
          1,700  Immucor, Inc.*                                          46,648
          5,560  Merit Medical Systems, Inc.*                            98,634
          1,020  NuVasive, Inc.*                                         19,115
          4,205  PSS World Medical, Inc.*                                56,095
          2,550  Respironics, Inc.*                                     107,558
          1,000  Shamir Optical Industry Ltd. (Israel)*                  10,150
          2,560  Sybron Dental Specialties, Inc.*                       106,444
          1,100  Symmetry Medical Inc.*                                  26,070

                 BNY HAMILTON SMALL CAP GROWTH CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          3,870  Wright Medical Group, Inc.*                    $        95,512
          1,315  Zoll Medical Corp.*                                     34,519
                                                                ---------------
                                                                        613,293
                                                                ---------------
                 Healthcare-Services--4.2%
          2,250  American Healthways, Inc.*                              95,400
          1,250  AMERIGROUP Corp.*                                       23,900
          1,650  Centene Corp.*                                          41,300
            875  United Surgical Partners International, Inc.*           34,221
          3,100  VistaCare, Inc.*                                        44,857
                                                                ---------------
                                                                        239,678
                                                                ---------------
                 Household Products/Wares--4.0%
          1,300  Central Garden & Pet Co.*                               58,825
          2,850  Fossil, Inc.*                                           51,842
          9,420  Prestige Brands Holdings, Inc.*                        116,054
                                                                ---------------
                                                                        226,721
                                                                ---------------
                 Insurance--1.7%
          2,125  ProAssurance Corp.*                                     99,174
                                                                ---------------
                 Internet--5.7%
            600  aQuantive, Inc.*                                        12,078
            840  Blue Coat Systems, Inc.*                                36,523
          1,500  F5 Networks, Inc.*                                      65,206
          1,470  j2 Global Communications, Inc.*                         59,417
          3,600  RSA Security, Inc.*                                     45,756
          7,000  Sapient Corp.*                                          43,750
          7,600  TIBCO Software, Inc.*                                   63,536
                                                                ---------------
                                                                        326,266
                                                                ---------------
                 Lodging--0.8%
          1,000  Gaylord Entertainment Co.*                              47,650
                                                                ---------------
                 Media--1.5%
          2,250  Scholastic Corp.*                                       83,160
                                                                ---------------
                 Miscellaneous Manufacturing--0.2%
            400  Acuity Brands, Inc.                                     11,868
                                                                ---------------
                 Oil & Gas--2.0%
            400  Atwood Oceanics, Inc.*                                  33,684
          5,100  Grey Wolf, Inc.*                                        42,993

                 BNY HAMILTON SMALL CAP GROWTH CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

-------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
            900  Todco, Class A*                                $        37,539
                                                                ---------------
                                                                        114,216
                                                                ---------------
                 Oil & Gas Services--3.2%
          1,400  Core Laboratories NV (Netherlands)*                     45,164
          1,200  Oceaneering International, Inc.*                        64,092
          3,200  Superior Energy Services, Inc.*                         73,888
                                                                ---------------
                                                                        183,144
                                                                ---------------
                 Pharmaceuticals--8.4%
          1,700  Alkermes, Inc.*                                         28,560
          1,795  Amylin Pharmaceuticals, Inc.*                           62,447
          3,250  Connetics Corp.*                                        54,958
          1,300  Cubist Pharmaceuticals, Inc.*                           28,002
          7,750  Discovery Laboratories, Inc.*                           49,988
          1,680  Medicis Pharmaceutical Corp.                            54,701
          1,110  Neurocrine Biosciences, Inc.*                           54,601
          5,700  VCA Antech, Inc.*                                      145,463
                                                                ---------------
                                                                        478,720
                                                                ---------------
                 Retail--11.3%
          5,400  A.C. Moore Arts & Crafts, Inc.*                        103,572
          2,900  AnnTaylor Stores Corp.*                                 76,995
          3,800  Dick's Sporting Goods, Inc.*                           114,417
          6,950  Hot Topic, Inc.*                                       106,752
            600  MarineMax, Inc.*                                        15,294
          5,100  PETCO Animal Supplies, Inc.*                           107,916
          1,150  PF Chang's China Bistro, Inc.*                          51,555
          1,150  The Cheesecake Factory, Inc.*                           35,926
          2,200  West Marine, Inc.*                                      32,516
                                                                ---------------
                                                                        644,943
                                                                ---------------
                 Savings & Loans--1.4%
          1,650  Commercial Capital Bancorp, Inc.*                       28,050
            650  Dime Community Bancshares                                9,568
          1,500  Flushing Financial Corp.                                24,555
            610  PFF Bancorp, Inc.                                       18,459
                                                                ---------------
                                                                         80,632
                                                                ---------------
                 Semiconductors--6.5%
            900  Cabot Microelectronics Corp.*                           26,442
          3,600  Entegris, Inc.*                                         40,680
          1,200  Fairchild Semiconductor Corp.*                          17,832
          1,108  FormFactor, Inc.*                                       25,285
          3,750  O2Micro International Ltd.*                             59,025

                 BNY HAMILTON SMALL CAP GROWTH CRT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
          3,700  Semtech Corp.*                                 $        60,939
          2,730  Tessera Technologies, Inc.*                             81,654
          4,200  Zoran Corp.*                                            60,060
                                                                ---------------
                                                                        371,917
                                                                ---------------
                 Software--1.6%
          2,715  FileNET Corp.*                                          75,749
          1,700  Phase Forward, Inc.*                                    18,581
                                                                ---------------
                                                                         94,330
                                                                ---------------
                 Telecommunications--2.0%
            900  Ixia*                                                   13,239
          2,950  NETGEAR, Inc.*                                          70,977
          5,700  RF Micro Devices, Inc.*                                 32,205
                                                                ---------------
                                                                        116,421
                                                                ---------------
                 Transportation--1.7%
            250  Forward Air Corp.                                        9,210
          1,135  UTi Worldwide, Inc. (British Virgin Islands)            88,189
                                                                ---------------
                                                                         97,399
                                                                ---------------
                 Total Common Stocks
                 (Cost $5,147,472)                                    5,653,812
                                                                ---------------
                 MONEY MARKET FUND--1.8%
        105,274  BNY Hamilton Money Fund (Hamilton Shares),
                 3.58% (a)
                 (Cost $105,274)                                        105,274
                                                                ---------------
                 Total Investments
                 (Cost $5,252,746) (c)--100.5%                        5,759,086
                 Liabilities in excess of other assets--(0.5%)          (32,579)
                                                                ---------------
                 Net Assets--100.0%                             $     5,726,507
                                                                ===============

*    Non-income producing security.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $506,340 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $878,731 and aggregate gross unrealized depreciation of $372,391.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 MORTGAGE-BACKED SECURITIES--35.8%
                 Federal Home Loan Mortgage Corp.--33.6%
$        17,834  Pool #160074
                 10.00%, 4/01/09                                $        19,006
         95,028  Pool #180006
                 9.25%, 8/01/11                                         101,837
          1,654  Gold Pool #E20261
                 7.50%, 9/01/11                                           1,746
        314,657  Gold Pool #E00678
                 6.50%, 6/01/14                                         325,085
     10,774,512  Gold Pool #E01386
                 5.00%, 6/01/18                                      10,753,775
      1,906,535  Gold Pool #E98903
                 4.50%, 8/01/18                                       1,870,228
      2,691,710  Gold Pool #E01425
                 4.50%, 8/01/18                                       2,640,451
      3,729,890  Gold Pool #E99778
                 4.50%, 9/01/18                                       3,658,860
      1,381,187  Gold Pool #B10824
                 4.50%, 11/01/18                                      1,354,884
      4,184,552  Gold Pool # B14178
                 4.00%, 5/01/19                                       4,021,238
      2,281,355  Gold Pool #B15346
                 4.50%, 6/01/19                                       2,235,582
      1,559,797  Gold Pool #B18685
                 4.50%, 1/01/20                                       1,527,945
      4,028,977  Gold Pool #G18044
                 4.50%, 3/01/20                                       3,946,705
          6,098  Gold Pool #G00800
                 7.00%, 11/01/26                                          6,395
        291,385  Gold Pool #G00767
                 7.50%, 8/01/27                                         309,739
         76,186  Gold Pool #C29166
                 7.00%, 7/01/29                                          79,634
        290,385  Gold Pool #C00896
                 7.50%, 12/01/29                                        308,096
        101,451  Gold Pool #G01131
                 7.50%, 9/01/30                                         107,576
        191,640  Gold Pool #C01095
                 7.00%, 11/01/30                                        200,261
         24,675  Gold Pool #C44362
                 7.50%, 11/01/30                                         26,165
         50,686  Gold Pool #C46812
                 7.50%, 1/01/31                                          53,746
         5,426   Gold Pool # C55047
                 7.50%, 7/01/31                                           5,753
        218,941  Gold Pool #C60567
                 7.00%, 11/01/31                                        228,790
      1,534,239  Gold Pool #C01329
                 7.00%, 3/01/32                                       1,603,257
        740,373  Gold Pool #C01345
                 7.00%, 4/01/32                                         773,644

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       667,950  Gold Pool # C01351
                 6.50%, 5/01/32                                 $       687,555
      3,306,369  Gold Pool #G01443
                 6.50%, 8/01/32                                       3,403,414
        478,379  Gold Pool # C75331
                 6.50%, 8/01/32                                         492,420
      4,384,734  Gold Pool #C01385
                 6.50%, 8/01/32                                       4,513,430
      1,538,253  Gold Pool #C01403
                 6.00%, 9/01/32                                       1,565,364
        306,942  Gold Pool #C01396
                 6.50%, 9/01/32                                         315,951
      1,824,085  Gold Pool # C01404
                 6.50%, 10/01/32                                      1,877,624
          2,994  Gold Pool #C72811
                 6.00%, 11/01/32                                          3,047
          9,697  Gold Pool #C01435
                 6.00%, 12/01/32                                          9,868
        897,417  Gold Pool # C75536
                 6.00%, 1/01/33                                         913,233
        538,044  Gold Pool #C01500
                 6.50%, 1/01/33                                         553,836
            214  Gold Pool #C75905
                 6.50%, 1/01/33                                             220
      1,219,613  Gold Pool #C77416
                 6.00%, 3/01/33                                       1,241,108
      6,266,429  Gold Pool #G01513
                 6.00%, 3/01/33                                       6,376,872
      3,231,687  Gold Pool #C01511
                 6.00%, 3/01/33                                       3,288,644
        757,302  Gold Pool # C01647
                 4.50%, 10/01/33                                        721,937
      2,710,258  Gold Pool # A13973
                 5.50%, 10/01/33                                      2,713,087
        136,334  Pool # A15024
                 6.00%, 10/01/33                                        138,728
     24,686,000  Gold Pool TBA
                 5.00%, 10/15/33                                     24,153,719
      6,159,086  Gold Pool #A15479
                 5.50%, 11/01/33                                      6,165,516
      1,260,473  Gold Pool #A15851
                 5.50%, 12/01/33                                      1,261,788
      3,256,192  Gold Pool #A17572
                 4.50%, 1/01/34                                       3,101,420
     15,480,896  Gold Pool # C01847
                 5.50%, 6/01/34                                      15,489,963
          9,484  Gold Pool #A23982
                 5.50%, 6/01/34                                           9,489
      4,370,620  Gold Pool #A24720
                 5.50%, 7/01/34                                       4,373,180
      4,506,747  Gold Pool #25473
                 6.00%, 8/01/34                                       4,585,928

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        25,643  Gold Pool #A26522
                 5.50%, 9/01/34                                 $        25,658
      2,868,932  Pool #A31234
                 5.50%, 1/01/35                                       2,870,613
      3,241,125  Gold Pool #A45093
                 5.50%, 5/01/35                                       3,242,746
      4,095,365  Gold Pool #G08067
                 5.00%, 7/01/35                                       4,009,106
      6,811,140  Gold Pool # A46630
                 5.00%, 8/01/35                                       6,667,679
      3,663,000  Gold Pool# A37876
                 5.00%, 9/01/35                                       3,586,993
                                                                ---------------
                                                                    144,520,534
                                                                ---------------
                 Federal National Mortgage Association--1.5%
         30,830  Pool #219238
                 8.50%, 2/01/09                                          31,493
        462,059  Pool #190770
                 7.00%, 4/01/09                                         472,500
        111,398  Pool #527268
                 7.00%, 11/01/14                                        116,463
        759,116  Pool #253942
                 6.00%, 9/01/16                                         780,993
      1,223,931  Pool #647532
                 5.50%, 5/01/17                                       1,242,361
      1,172,893  Pool #694970
                 5.50%, 4/01/18                                       1,190,336
      1,724,897  Pool #E555384
                 5.50%, 4/01/18                                       1,750,548
          2,850  Pool #535497
                 6.50%, 8/01/30                                           2,943
          1,491  Pool #549914
                 8.50%, 9/01/30                                           1,621
        988,797  Pool #545994
                 7.00%, 10/01/32                                      1,035,037
                                                                ---------------
                                                                      6,624,295
                                                                ---------------
                 Government National Mortgage Association--0.7%
          2,772  Pool #13416
                 8.00%, 9/15/06                                           2,817
          6,038  Pool #13688
                 8.00%, 11/15/06                                          6,134
          4,709  Pool #12766
                 8.00%, 12/15/06                                          4,785
          2,678  Pool #16080
                 7.50%, 4/15/07                                           2,744
         78,877  Pool #21598
                 8.00%, 2/15/08                                          81,460

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        13,927  Pool #27246
                 9.00%, 12/15/08                                $        14,589
          7,524  Pool #31570
                 9.50%, 6/15/09                                           8,011
          4,594  Pool #34366
                 9.50%, 9/15/09                                           4,892
         12,047  Pool #34704
                 9.50%, 10/15/09                                         12,827
          6,849  Pool #33765
                 9.50%, 10/15/09                                          7,292
         66,539  Pool #171774
                 9.00%, 9/15/16                                          72,319
          5,090  Pool #290313
                 9.50%, 5/15/20                                           5,655
          2,862  Pool #336019
                 7.50%, 9/15/22                                           3,060
        146,489  Pool #319650
                 7.00%, 11/15/22                                        154,862
         80,297  Pool #349306
                 8.00%, 2/15/23                                          85,990
         44,888  Pool #376445
                 6.50%, 4/15/24                                          46,811
         48,167  Pool #384069
                 7.50%, 4/15/24                                          51,381
        151,724  Pool #362262
                 7.50%, 4/15/24                                         161,849
         13,357  Pool #780689
                 6.50%, 12/15/27                                         13,932
        804,326  Pool #464686
                 6.50%, 7/15/28                                         838,752
         32,295  Pool #511772
                 8.00%, 11/15/30                                         34,585
         79,825  Pool #485393
                 7.00%, 4/15/31                                          83,955
        203,426  Pool #550475
                 7.00%, 5/15/31                                         213,949
      1,140,849  Pool #781336
                 6.00%, 10/15/31                                      1,168,895
                                                                ---------------
                                                                      3,081,546
                                                                ---------------
                 Total Mortgage-Backed Securities
                 (Cost $155,309,427)                                154,226,375
                                                                ---------------
                 CORPORATE BONDS--23.3%
                 Aerospace/Defense--0.2%
        773,000  General Dynamics Corp.
                 4.25%, 5/15/13                                         746,551
                                                                ---------------

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Auto Manufacturers--0.3%
$     1,162,000  Daimler Chrysler NA Holdings Corp.
                 7.20%, 9/01/09                                 $     1,239,666
                                                                ---------------
                 Banks--0.6%
        593,000  Bank of America Corp.
                 7.40%, 1/15/11                                         662,240
      2,035,000  Wells Fargo & Co.
                 4.625%, 4/15/14                                      1,988,450
                                                                ---------------
                                                                      2,650,690
                                                                ---------------
                 Beverages--0.5%
        517,000  Coca-Cola Enterprises, Inc.
                 5.25%, 5/15/07                                         522,695
      1,495,000  PepsiCo, Inc.
                 3.20%, 5/15/07                                       1,466,208
                                                                ---------------
                                                                      1,988,903
                                                                ---------------
                 Building Materials--0.2%
        913,000  Masco Corp.
                 4.80%, 6/15/15                                         883,368
                                                                ---------------
                 Commercial Services--0.3%
      1,233,000  Cendant Corp.
                 7.375%, 1/15/13                                      1,347,981
                                                                ---------------
                 Computers--0.3%
      1,050,000  IBM Corp.
                 7.00%, 10/30/25                                      1,248,504
                                                                ---------------
                 Computers - Software & Peripherals--0.0%
      1,643,000  Metromedia Fiber Network, Inc.
                 10.00%, 12/15/09(a)                                          -
                                                                ---------------
                 Cosmetics/Personal Care--0.4%
        510,000  Procter & Gamble Co.
                 6.875%, 9/15/09                                        552,388
      1,264,000  Procter & Gamble Co.
                 4.95%, 8/15/14                                       1,281,241
                                                                ---------------
                                                                      1,833,629
                                                                ---------------
                 Diversified Financial Services--6.7%
      1,223,000  American General Finance Corp.,
                 Series H
                 5.375%, 10/01/12                                     1,236,722
        948,000  Capital One Bank
                 5.75%, 9/15/10                                         979,439

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       596,000  Caterpillar Financial Services Corp.
                 4.15%, 1/15/10                                 $       584,072
        563,000  CIT Group, Inc.
                 3.375%, 4/01/09                                        537,331
      3,195,000  Citigroup, Inc.
                 3.50%, 2/01/08                                       3,118,259
      1,159,000  Countrywide Home Loans, Inc.
                 2.875%, 2/15/07                                      1,132,166
      2,999,000  Ford Motor Credit Co.
                 7.875%, 6/15/10                                      2,918,357
      2,130,000  General Electric Capital Corp.
                 3.75%, 12/15/09                                      2,056,979
      1,053,000  General Electric Capital Corp.
                 6.75%, 3/15/32                                       1,238,568
      2,722,000  Goldman Sachs Group, Inc.
                 5.00%, 10/01/14                                      2,690,934
      1,123,000  John Deere Capital Corp.
                 3.90%, 1/15/08                                       1,105,388
      3,037,000  Merrill Lynch & Co., Inc.
                 4.125%, 1/15/09                                      2,986,437
      1,130,000  Merrill Lynch & Co., Inc.
                 3.69%, 3/02/09 FRN                                   1,118,824
      2,552,000  Morgan Stanley
                 4.00%, 1/15/10                                       2,469,810
        408,000  SLM Corp.
                 3.95%, 8/15/08                                         398,413
        998,000  SLM Corp.
                 5.375%, 1/15/13                                      1,024,195
      3,200,000  Washington Mutual Financial Corp.
                 6.25%, 5/15/06                                       3,236,125
                                                                ---------------
                                                                     28,832,019
                                                                ---------------
                 Electric--1.9%
      2,053,000  Carolina Power and Light Co.
                 5.125%, 9/15/13                                      2,067,184
      1,849,000  ConEdison Co.
                 4.875%, 2/01/13                                      1,856,448
        982,000  Dominion Resources, Inc.
                 4.125%, 2/15/08                                        968,417
      1,191,000  Dominion Resources, Inc.
                 Series E
                 6.75%, 12/15/32                                      1,306,669
        848,000  Exelon Corp.
                 4.90%, 6/15/15                                         802,892
      1,079,000  Florida Power & Light Co.
                 5.65%, 2/01/35                                       1,104,086
                                                                ---------------
                                                                      8,105,696
                                                                ---------------

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Environmental Control--0.2%
$       988,000  Waste Management, Inc.
                 5.00%, 3/15/14                                 $       970,634
                                                                ---------------
                 Food--0.6%
      1,021,000  General Mills, Inc.
                 2.625%, 10/24/06                                       997,240
        456,000  Kellogg Co.
                 2.875%, 6/01/08                                        435,109
      1,170,000  Safeway, Inc.
                 4.95%, 8/16/10                                       1,142,965
                                                                ---------------
                                                                      2,575,314
                                                                ---------------
                 Forest Products & Paper--0.3%
      1,442,000  International Paper Co.
                 5.85%, 10/30/12                                      1,478,447
                                                                ---------------
                 Gas--0.2%
        607,000  Sempra Energy
                 6.00%, 2/01/13                                         633,279
                                                                ---------------
                 Insurance--0.3%
      1,063,000  MetLife, Inc.
                 6.50%, 12/15/32                                      1,170,881
                                                                ---------------
                 Media--2.5%
      2,378,000  Comcast Corp.
                 7.05%, 3/15/33                                       2,646,593
        904,000  News America Holdings
                 9.25%, 2/01/13                                       1,116,549
      4,939,000  Time Warner, Inc.
                 6.75%, 4/15/11                                       5,304,080
      1,750,000  Walt Disney Co.
                 5.375%, 6/01/07                                      1,769,506
                                                                ---------------
                                                                     10,836,728
                                                                ---------------
                 Oil & Gas--1.4%
        705,000  ChevronTexaco Capital Co. (Canada)
                 3.375%, 2/15/08                                        686,893
      2,021,000  Conoco Funding Co. (Canada)
                 6.35%, 10/15/11                                      2,191,865
      1,359,000  Occidental Petroleum Corp.
                 4.25%, 3/15/10                                       1,332,463
        659,000  Pemex Project Funding Master Trust
                 9.125%, 10/13/10                                       771,030
        903,000  Valero Energy Corp.
                 6.875%, 4/15/12                                        991,541
                                                                ---------------
                                                                      5,973,792
                                                                ---------------

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Pharmaceuticals--0.4%
$       366,000  Abbott Laboratories
                 5.625%, 7/01/06                                $       369,489
      1,459,000  GlaxoSmithKline PLC (Great Britain)
                 2.375%, 4/16/07                                      1,415,719
                                                                ---------------
                                                                      1,785,208
                                                                ---------------
                 Real Estate--0.2%
        882,000  EOP Operating LP
                 4.75%, 3/15/14                                         849,450
                                                                ---------------
                 Retail--1.0%
      1,140,000  Home Depot, Inc.
                 4.625%, 8/15/10                                      1,139,684
      2,562,000  Wal-Mart Stores, Inc.
                 4.125%, 2/15/11                                      2,492,093
        604,000  Wal-Mart Stores, Inc.
                 5.25%, 9/01/35                                         584,512
                                                                ---------------
                                                                      4,216,289
                                                                ---------------
                 Telecommunications--4.3%
      1,784,000  AT&T Wireless Services, Inc.
                 7.875%, 3/01/11                                      2,031,079
      1,401,000  Global Crossing Ltd.
                 8.70%, 8/01/07 (a)                                           -
      1,930,000  NEXTLINK Communications, Inc.
                 10.75%, 11/15/08 (a)                                         -
      1,793,000  SBC Communications, Inc.
                 5.10%, 9/15/14                                       1,776,711
      1,819,000  SBC Communications, Inc.
                 6.15%, 9/15/34                                       1,861,488
        902,000  Sprint Capital Corp.
                 6.125%, 11/15/08                                       936,658
      1,076,000  Sprint Capital Corp.
                 8.75%, 3/15/32                                       1,442,839
        313,000  Telecom Italia Capital SA
                 4.875%, 10/01/10                                       310,011
      4,195,000  Verizon Global Funding Corp.
                 7.25%, 12/01/10                                      4,636,159
      1,403,000  Verizon Global Funding Corp.
                 7.75%, 12/01/30                                      1,709,244
        600,000  Verizon Global Funding Corp.
                 5.85%, 9/15/35                                         590,068
      2,110,000  Verizon Virginia, Inc.
                 Series A
                 4.625%, 3/15/13                                      2,019,755

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     1,354,000  Vodafone Group PLC (Great Britain)
                 3.95%, 1/30/08                                 $     1,335,389
      1,406,000  Williams Communication Group, Inc.
                 10.875%, 10/01/09 (a)                                        -
                                                                ---------------
                                                                     18,649,401
                                                                ---------------
                 Transportation--0.5%
        771,000  Burlington Northern Santa Fe Corp.
                 7.95%, 8/15/30                                       1,012,499
      1,326,000  Union Pacific Corp.
                 4.875%, 1/15/15                                      1,300,226
                                                                ---------------
                                                                      2,312,725
                                                                ---------------
                 Total Corporate Bonds
                 (Cost $103,939,776)                                100,329,155
                                                                ---------------

                 UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--20.9%
                 Federal Home Loan Mortgage Corp.--2.1%
      4,481,000  4.875%, 3/15/07                                      4,512,927
      4,736,000  4.25%, 5/23/08                                       4,692,150
                                                                ---------------
                                                                      9,205,077
                                                                ---------------
                 Federal National Mortgage Association--6.7%
     12,547,000  4.375%, 10/15/06                                    12,547,238
      1,496,000  3.125%, 12/15/07                                     1,455,599
      3,412,000  6.00%, 5/15/08                                       3,543,011
        492,000  6.125%, 3/15/12                                        534,128
      5,971,000  5.125%, 1/02/14                                      6,062,756
      2,499,000  5.00%, 4/15/15                                       2,570,469
      1,903,000  6.25%, 5/15/29                                       2,238,130
                                                                ---------------
                                                                     28,951,331
                                                                ---------------
                 United States Treasury Bonds--4.5%
     10,315,000  7.125%, 2/15/23                                     13,383,713
      4,278,000  6.125%, 8/15/29                                      5,208,298
        501,000  5.375%, 2/15/31                                        561,276
                                                                ---------------
                                                                     19,153,287
                                                                ---------------
                 United States Treasury Notes--7.6%
      2,795,000  4.375%, 5/15/07                                      2,804,279
      1,561,000  2.625%, 5/15/08                                      1,501,122
         78,000  3.75%, 5/15/08                                          77,165

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     5,005,000  6.00%, 8/15/09                                 $     5,322,702
      1,037,000  3.50%, 11/15/09                                      1,009,050
      7,179,000  4.125%, 8/15/10                                      7,146,752
      4,282,000  4.25%, 8/15/14                                       4,255,238
      7,408,000  4.25%, 11/15/14                                      7,355,047
      3,412,000  4.125%, 5/15/15                                      3,353,221
                                                                ---------------
                                                                     32,824,576
                                                                ---------------
                 Total United States Government Agencies &
                  Obligations
                  (Cost $90,144,401)                                 90,134,271
                                                                ---------------
                 COLLATERALIZED MORTGAGE OBLIGATIONS--13.8%
                 Federal Home Loan Mortgage Corp.--2.7%
         50,317  Series SF1, Class A3
                 2.00%, 12/15/08                                         50,256
        724,319  Series 1678CA
                 6.00%, 2/15/09                                         735,737
      2,676,000  Series H010 A2
                 2.028%, 4/15/10                                      2,660,642
      2,993,849  Series R002, Class AH
                 4.75%, 7/15/15                                       2,972,957
      1,451,000  Series 2985 Class JP
                 4.50%, 10/15/15                                      1,441,700
      3,698,639  Series 2726AG
                 4.50%, 9/15/22                                       3,692,450
                                                                ---------------
                                                                     11,553,742
                                                                ---------------
                 Whole Loan Collateral CMO--10.8%
      4,935,679  American Home Mortgage Investment Trust
                 Series 2004-1, Class 1A
                 4.18%, 4/25/44 FRN                                   4,937,279
        771,230  Banc of America Mortgage Securities, Inc.
                 Series 2004-I, Class 2A2
                 4.72%, 10/25/34 FRN                                    765,407
         12,000  Bear Stearns Adjustable Rate Mortgage Trust
                 Series 2004-4, Class A2
                 3.51%, 6/25/34 FRN                                      11,966
        800,000  Bear Stearns Adjustable Rate Mortgage Trust
                 Series 2005-9, Class A1
                 4.625%, 10/25/36                                       789,069
     14,288,687  Bear Stearns ALT-A Trust
                 Series 2005-7, Class 11A1
                 4.10%, 08/25/35 FRN                                 14,264,128
      3,127,821  GMAC Mortgage Corp. Loan Trust
                 Series 2004-J2, Class A2
                 4.33%, 6/25/34 FRN                                   3,129,881

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       405,098  Residential Accredit Loans, Inc.
                 Series 2002-QS5, Class A9
                 5.00%, 1/25/33                                 $       404,584
      1,745,581  Residential Accredit Loans, Inc.
                 Series 2004-QA5, Class A1
                 4.24%, 12/25/34                                      1,732,489
        683,380  Residential Accredit Loans, Inc.
                 Series 2002-QA6, Class NB1
                 4.96%, 12/26/34                                        682,189
      1,727,675  Structured Adjustable Rate Mortgage Loan
                 Series 2004-14, Class 1A
                 5.11%, 10/25/34                                      1,733,012
        593,365  Structured Asset Securities Corp.
                 Series 2003-8, Class 2A6
                 5.00%, 4/25/33                                         578,208
      2,653,104  Structured Asset Securities Corp.
                 Series 2005-10, Class 5A8
                 5.25%, 12/25/34                                      2,648,236
      2,000,000  Washington Mutual,
                 Series 2003-AR9, Class 1A4
                 3.70%, 9/25/33                                       1,943,357
      3,088,801  Washington Mutual,
                 Series 2004-AR7, Class B2
                 3.95%, 7/25/34                                       2,941,881
      2,993,766  Washington Mutual,
                 Series 2004-AR9, Class B3
                 4.34%, 8/25/34                                       2,868,711
      1,494,766  Wells Fargo Mortgage Backed
                 Securities Trust
                 Series 2004-R, Class B3
                 4.41%, 9/25/34 FRN                                   1,418,578
      3,001,942  Wells Fargo Mortgage Backed
                 Securities Trust
                 Series 2005-AR3, Class 1A2
                 4.18%, 3/25/35                                       2,941,519
      2,882,786  Wells Fargo Mortgage Backed
                 Securities Trust
                 Series 2005-AR8, Class 2A1
                 4.49%, 6/25/35                                       2,861,373
                                                                ---------------
                                                                     46,651,867
                                                                ---------------
                 Government National Mortgage Association--0.3%
     1,215,000   Series 2005-76, Class A
                 3.96%, 5/16/30                                       1,190,700
                                                                ---------------

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Total Collateralized Mortgage Obligations
                 (Cost $59,724,678)                             $    59,396,309
                                                                ---------------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES--5.5%
$     2,779,000  Banc of America Commercial Mortgage, Inc.
                 Series 2004-4, Class A3
                 4.128%, 7/10/42                                      2,713,604
      2,514,000  Banc of America Commercial Mortgage, Inc.
                 Series 2005-3, Class A4
                 4.668%, 7/10/43                                      2,450,892
        988,748  Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 1999-WF2, Class A1
                 6.80%, 7/15/31                                       1,009,576
      3,463,000  Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2002-TOP6, Class A2
                 6.46%, 10/15/36                                      3,734,578
      2,659,000  Bear Stearns Commercial
                 Mortgage Securities, Inc., Series
                 2003-T10, Class A2
                 4.74%, 3/13/40                                       2,620,215
      2,338,000  GE Capital Commercial
                 Mortgage Corp.
                 Series 2003-C1, Class A2
                 4.093%, 1/10/38                                      2,287,126
      4,046,000  LB-UBS Commercial Mortgage Trust
                 Series 2004-C7, Class A6
                 4.786%, 10/15/29                                     3,978,844
      4,350,000  Morgan Stanley Dean Witter Capital I,
                 Series 2001-TOP1, Class A4
                 6.66%, 2/15/33                                       4,684,869
                                                                ---------------
                 Total Commercial Mortgage-Backed Securities
                 (Cost $23,282,856)                                  23,479,704
                                                                ---------------

                 ASSET-BACKED SECURITIES--5.2%
                 Automobile ABS--2.4%
      1,103,121  BMW Owners Trust,
                 Series 2004-A, Class A3
                 2.67%, 3/25/08                                       1,092,853
      2,550,000  Chase Manhattan Auto Owner Trust,
                 Series 2003-A, Class A4
                 2.06%, 12/15/09                                      2,477,819

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     2,209,729  Daimler Chrysler Auto Trust,
                 Series 2002-B, Class A4
                 3.53%, 12/06/07                                $     2,203,195
      3,014,000  Ford Credit Auto Owner Trust
                 Series 2005-A, Class A3
                 3.48%, 11/17/08                                      2,979,109
      1,735,706  Volkswagen Auto Loan
                 Enhanced Trust,
                 Series 2003-1, Class A3
                 1.49%, 5/21/07                                       1,723,321
                                                                ---------------
                                                                     10,476,297
                                                                ---------------
                 Credit Card ABS--2.8%
      1,596,000  Citibank Credit Card Issuance Trust,
                 Series 2004-A1, Class A1
                 2.55%, 1/20/09                                       1,556,681
      6,225,000  Discover Card Master Trust I,
                 Series 1996-3, Class A
                 6.05%, 8/18/08                                       6,265,998
      3,945,000  Fleet Credit Card Master Trust II
                 Series 2002-C, Class A
                 2.75%, 4/15/08                                       3,943,344
         15,000  Standard Credit Card Master Trust,
                 Series 1995-9, Class A
                 6.55%, 10/07/07                                         15,008
                                                                ---------------
                                                                     11,781,031
                                                                ---------------
                 Total Asset-Backed Securities
                 (Cost $22,234,640)                                  22,257,328
                                                                ---------------

                 TRUST PREFERRED BONDS--0.6%
                 Banks--0.4%
      1,637,000  Bank of America Corp. Capital Trust V
                 5.625%, 3/08/35                                      1,594,456
                                                                ---------------
                 Diversified Financial Services--0.2%
      1,003,000  Goldman Sachs Group, Inc.
                 6.345%, 2/15/34                                      1,045,055
                                                                ---------------
                 Total Trust Preferred Bonds
                 (Cost $2,706,536)                                    2,639,511
                                                                ---------------

                 BNY HAMILTON CORE BOND FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--0.3%
$     1,116,000  United Mexican States (Mexico)
                 6.375%, 1/16/13
                 (Cost $1,133,661)                              $     1,187,424
                                                                ---------------

   NUMBER
  OF SHARES
---------------
                 WARRANTS--0.0%
                 Telecommunications--0.0%
            639  Abovenet, Inc. expiring 9/08/08                              -
            752  Abovenet, Inc. expiring 9/08/10                              -
                                                                ---------------
                 Total Warrants
                 (Cost $0)                                                    -
                                                                ---------------

                 MONEY MARKET FUND--0.2%
      1,001,272  BNY Hamilton Money Fund (Hamilton Shares)
                  3.58%, (b)(Cost $1,001,272)                         1,001,272
                                                                ---------------
                 Total Investments
                 (Cost $459,477,247) (c)--105.6%                    454,651,349
                 Liabilities in excess of other assets--(5.6%)      (24,393,104)
                                                                ---------------
                 Net Assets--100.0%                                $430,258,245
                                                                ===============

TBA  To be announced.
(a)  Issue is currently in default.
(b)  Represents annualized 7 day yield at September 30, 2005.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized depreciation was $4,825,898 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $2,935,240 and aggregate gross unrealized depreciation of $7,761,138.

See previously submitted Notes to Financial Statements in the semi-annual dated June 30, 2005.

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 CORPORATE BONDS--94.3%
                 Advertising--0.7%
$       180,000  Bear Creek Corp.*
                 9.00%, 3/01/13                                 $       187,200
        380,000  Lamar Media Corp.*
                 6.625%, 8/15/15                                        388,550
        563,000  R.H. Donnelley Finance Corp.*
                 10.875%, 12/15/12                                      634,783
                                                                ---------------
                                                                      1,210,533
                                                                ---------------
        830,000  Aerospace/Defense--1.2%
                 L-3 Communications Corp.*
                 6.375%, 10/15/15                                       840,375
      1,340,000  L-3 Communications Corp.
                 7.625%, 6/15/12                                      1,413,700
                                                                ---------------
                                                                      2,254,075
                                                                ---------------
                 Apparel--0.1%
        250,000  Quicksilver, Inc.*
                 6.875%, 4/15/15                                        241,250
                                                                ---------------
                 Beverages--0.1%
        265,000  Constellation Brands, Inc.
                 8.625%, 8/01/06                                        272,950
                                                                ---------------
                 Building Materials--0.4%
        275,000  Ainsworth Lumber Co. Ltd.
                 (Canada)
                 7.25%, 10/01/12                                        259,875
        270,000  Ainsworth Lumber Co. Ltd.
                 (Canada)
                 6.75%, 3/15/14                                         245,700
        225,000  US Concrete, Inc.
                 8.375%, 4/01/14                                        227,250
                                                                ---------------
                                                                        732,825
                                                                ---------------
                 Chemicals--4.0%
        105,000  Arco Chemical Co.
                 10.25%, 11/01/10                                       115,500
        715,000  Equistar Chemical/Funding Corp.
                 10.125%, 9/01/08                                       772,199
        485,000  Equistar Chemical/Funding Corp.
                 10.625%, 5/01/11                                       531,075
        280,000  Ethyl Corp.
                 8.875%, 5/01/10                                        295,050

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        65,000  Hercules, Inc.
                 11.125%, 11/15/07                              $        73,450
        235,000  Hercules, Inc.
                 6.50%, 6/30/29                                         185,063
        430,000  Huntsman International LLC
                 9.875%, 3/01/09                                        456,338
        652,000  Huntsman LLC
                 11.625%, 10/15/10                                      748,170
        145,000  Huntsman LLC
                 11.50%, 7/15/12                                        166,388
        145,000  Lyondell Chemical Co.
                 11.125%, 7/15/12                                       162,400
        975,000  Lyondell Chemical Co.
                 Series A
                 9.625%, 5/01/07                                      1,028,624
        645,000  Millennium America, Inc.
                 7.00%, 11/15/06                                        661,912
        315,000  Millennium America, Inc.
                 9.25%, 6/15/08                                         340,200
        730,000  Nalco Co.
                 7.75%, 11/15/11                                        750,075
        305,000  PQ Corp.*
                 7.50%, 2/15/13                                         297,375
        336,000  Rockwood Specialties Group, Inc.
                 10.625%, 5/15/11                                       367,920
        410,000  Rockwood Specialties Group, Inc.*
                 7.50%, 11/15/14                                        399,750
                                                                ---------------
                                                                      7,351,489
                                                                ---------------
                 Coal--0.6%
        210,000  Luscar Coal Ltd. (Canada)
                 9.75%, 10/15/11                                        227,850
        880,000  Peabody Energy Corp.*
                 Series B
                 6.875%, 3/15/13                                        924,000
                                                                ---------------
                                                                      1,151,850
                                                                ---------------
                 Commercial Services--1.2%
        335,000  Alderwoods Group, Inc.
                 7.75%, 9/15/12                                         353,425
        300,000  Ashtead Holdings PLC (Great Britain)*
                 8.625%, 8/01/15                                        316,875
        990,000  Corrections Corp. of America
                 7.50%, 5/01/11                                       1,025,888
        200,000  Corrections Corp. of America
                 6.25%, 3/15/13                                         199,000
        300,000  The Geo Group, Inc.
                 8.25%, 7/15/13                                         300,000
                                                                ---------------
                                                                      2,195,188
                                                                ---------------

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Computers--0.7%
$       780,000  Seagate Technology Holdings
                 (Cayman Islands)
                 8.00%, 5/15/09                                 $       822,900
        270,000  SunGard Data Systems, Inc.*
                 8.52%, 8/15/13 FRN                                     280,800
        220,000  SunGard Data Systems, Inc.*
                 9.125%, 8/15/13                                        229,075
                                                                ---------------
                                                                      1,332,775
                                                                ---------------
                 Cosmetics/Personal Care--0.1%
        260,000  Elizabeth Arden, Inc.
                 7.75%, 1/15/14                                         265,850
                                                                ---------------
                 Diversified Financial Services--1.6%
        188,098  AES Ironwood LLC
                 8.857%, 11/30/25                                       214,432
        100,000  AES Red Oak LLC
                 Series B
                 9.20%, 11/30/29                                        114,500
        860,000  American Real Estate Partners L.P.*
                 7.125%, 2/15/13                                        864,299
        365,000  BCP Crystal Holdings Corp.
                 9.625%, 6/15/14                                        407,888
        205,000  CCM Merger, Inc.*
                 8.00%, 8/01/13                                         207,819
        123,000  Consolidated Communications
                 Holdings, Inc.
                 9.75%, 4/01/12                                         131,610
        305,000  E*Trade Financial Corp.*
                 7.375%, 9/15/13                                        309,575
         85,000  Jostens IH Corp.
                 7.625%, 10/01/12                                        86,275
        442,000  Rainbow National Services LLC*
                 8.75%, 9/01/12                                         473,492
        171,000  Refco Finance Holdings LLC
                 9.00%, 8/01/12 (a)                                     186,818
                                                                ---------------
                                                                      2,996,708
                                                                ---------------
                 Electric--13.0%
        975,000  Allegheny Energy Supply Co., LLC
                 7.80%, 3/15/11                                       1,072,500
      1,120,000  Allegheny Energy Supply Co., LLC*
                 8.25%, 4/15/12                                       1,265,600
        230,000  Aquila, Inc.
                 9.95%, 2/01/11                                         259,325

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       630,000  Aquila, Inc.*
                 14.875%, 7/01/12                               $       863,100
      1,375,000  Edison Mission Energy
                 10.00%, 8/15/08                                      1,529,687
        725,000  Edison Mission Energy
                 9.875%, 4/15/11                                        862,750
      1,275,000  FirstEnergy Corp.
                 Series B
                 6.45%, 11/15/11                                      1,359,292
      1,200,000  FirstEnergy Corp.
                 Series C
                 7.375%, 11/15/31                                     1,411,872
        174,200  FPL Energy Wind Funding LLC*
                 6.876%, 6/27/17                                        175,942
        389,560  FPL Energy Wind Funding LLC*
                 6.125%, 3/25/19                                        385,363
        695,870  Homer City Funding LLC
                 8.734%, 10/01/26                                       831,565
        425,000  Inergy, L.P.*
                 6.875%, 12/15/14                                       408,000
        340,000  Ipalco Enterprises, Inc.
                 8.375%, 11/14/08                                       362,100
        140,000  Midwest Generation LLC
                 8.75%, 5/01/34                                         156,625
        200,000  Midwest Generation LLC
                 Series A
                 8.30%, 7/02/09                                         210,625
        969,804  Midwest Generation LLC
                 Series B
                 8.56%, 1/02/16                                       1,067,390
        310,000  MSW Energy Holdings LLC
                 8.50%, 9/01/10                                         334,025
        190,000  MSW Energy Holdings LLC
                 Series B
                 7.375%, 9/01/10                                        198,075
        290,000  PSEG Energy Holdings LLC
                 7.75%, 4/16/07                                         297,975
      1,280,000  PSEG Energy Holdings LLC
                 8.625%, 2/15/08                                      1,344,000
        725,000  PSEG Energy Holdings LLC
                 10.00%, 10/01/09                                       808,375
        200,000  Reliant Resources, Inc.
                 9.50%, 7/15/13                                         222,000
        304,000  Sierra Pacific Resources
                 7.803%, 6/15/12                                        325,380
        345,000  Sierra Pacific Resources*
                 6.75%, 8/15/17                                         347,588
        475,000  Sithe Independence Funding Corp.
                 Series A
                 9.00%, 12/30/13                                        518,992

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        80,000  Teco Energy, Inc.*
                 6.75%, 5/01/15                                 $        84,200
        200,000  Tenaska Alabama Partners, LP*
                 7.00%, 6/30/21                                         203,503
      1,045,000  Texas Genco LLC*
                 6.875%, 12/15/14                                     1,068,513
        715,000  The AES Corp.
                 9.375%, 9/15/10                                        791,863
      2,060,000  The AES Corp.*
                 8.75%, 5/15/13 (b)                                   2,265,999
      2,270,000  TXU Corp.
                 Series O
                 5.55%, 11/15/14                                      2,166,321
        720,000  TXU Corp.
                 Series P
                 4.80%, 11/15/09                                        697,325
                                                                ---------------
                                                                     23,895,870
                                                                ---------------
                 Electrical Components & Equipment--0.6%
        265,000  Fimep SA (France)
                 10.50%, 2/15/13                                        304,750
        530,000  General Cable Corp.
                 9.50%, 11/15/10                                        560,475
        175,000  Legrand SA (France)
                 8.50%, 2/15/25                                         210,875
                                                                ---------------
                                                                      1,076,100
                                                                ---------------
                 Electronics--0.2%
        425,000  Fisher Scientific International, Inc.*
                 6.125%, 7/01/15                                        428,188
                                                                ---------------
                 Energy-Alternate Sources--0.1%
        178,473  Salton SEA Funding
                                Series C
                 7.84%, 5/30/10                                         187,954
                                                                ---------------
                 Entertainment--2.4%
      1,425,000  Argosy Gaming Co.
                 9.00%, 9/01/11                                       1,553,349
        645,000  Capitol Records, Inc.*
                 8.375%, 8/15/09                                        696,600
        695,000  Isle of Capri Casinos, Inc.
                 9.00%, 3/15/12                                         740,175
        425,000  Penn National Gaming, Inc.
                 8.875%, 3/15/10                                        450,500
        210,000  Seneca Gaming Corp.*
                 7.25%, 5/01/12                                         216,300

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       685,000  Warner Music Group Corp.
                 7.375%, 4/15/14                                $       690,138
                                                                ---------------
                                                                      4,347,062
                                                                ---------------
                 Environmental Control--0.2%
        290,000  Casella Waste Systems, Inc.
                 9.75%, 2/01/13                                         314,650
                                                                ---------------
                 Food--2.3%
        685,000  Dean Foods Co.
                 8.15%, 8/01/07                                         717,538
      1,160,000  Del Monte Corp.
                 8.625%, 12/15/12                                     1,252,800
        186,000  Gold Kist, Inc.
                 10.25%, 3/15/14                                        211,110
        210,000  Pilgrim's Pride Corp.
                 9.625%, 9/15/11                                        226,800
        740,000  Smithfield Foods, Inc.
                 Series B
                 8.00%, 10/15/09                                        786,250
        255,000  Smithfield Foods, Inc.
                 Series B
                 7.75%, 5/15/13                                         269,025
        240,000  Swift & Co.
                 10.125%, 10/01/09                                      259,500
         80,000  Swift & Co.
                 12.50%, 1/01/10                                         87,600
        374,000  United Agri Products, Inc.
                 8.25%, 12/15/11                                        396,440
                                                                ---------------
                                                                      4,207,063
                                                                ---------------
                 Forest Products & Paper--2.5%
        130,000  Appleton Papers, Inc.
                 8.125%, 6/15/11                                        128,050
        160,000  Appleton Papers, Inc.
                 Series B
                 9.75%, 6/15/14                                         154,400
        135,000  Boise Cascade LLC
                 7.125%, 10/15/14                                       128,588
        310,000  Cascades, Inc. (Canada)
                 7.25%, 2/15/13                                         303,025
      1,245,000  Georgia-Pacific Corp.
                 7.375%, 7/15/08                                      1,310,362
        830,000  Georgia-Pacific Corp.
                 8.875%, 2/01/10                                        929,600
        250,000  Georgia-Pacific Corp.
                 9.50%, 12/01/11                                        296,250

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     1,085,000  Georgia-Pacific Corp.
                 9.375%, 2/01/13                                $     1,215,200
        250,000  Neenah Paper, Inc.
                 7.375%, 11/15/14                                       241,875
                                                                ---------------
                                                                      4,707,350
                                                                ---------------
                 Gas--0.1%
        135,000  Colorado Interstate Gas Co.*
                 5.95%, 3/15/15                                         131,617
                                                                ---------------
                 Healthcare-Products--0.1%
        178,000  Kinetic Concepts, Inc.
                 7.375%, 5/15/13                                        184,230
                                                                ---------------
                 Healthcare-Services--4.4%
        155,000  Coventry Health Care, Inc.
                 5.875%, 1/15/12                                        158,100
        380,000  Coventry Health Care, Inc.
                 8.125%, 2/15/12                                        412,300
        120,000  Coventry Health Care, Inc.
                 6.125%, 1/15/15                                        123,600
        685,000  DaVita, Inc.
                 6.625%, 3/15/13                                        696,988
        605,000  DaVita, Inc.
                 7.25%, 3/15/15                                         616,344
        620,000  HCA, Inc.
                 5.50%, 12/01/09                                        610,369
        815,000  HCA, Inc.
                 8.75%, 9/01/10                                         904,161
        900,000  HCA, Inc.
                 7.875%, 2/01/11                                        969,146
        300,000  HCA, Inc.
                 6.30%, 10/01/12                                        299,694
        525,000  HCA, Inc.
                 7.50%, 11/15/95                                        484,593
      1,144,000  PacifiCare Health Systems, Inc.
                 10.75%, 6/01/09                                      1,239,810
      1,430,000  Triad Hospitals, Inc.
                 7.00%, 5/15/12                                       1,476,475
                                                                ---------------
                                                                      7,991,580
                                                                ---------------
                 Holding Companies-Diversified--0.8%
        505,000  Leucadia National Corp.
                 7.00%, 8/15/13                                         510,050
        150,000  Leucadia National Corp.
                 8.65%, 1/15/27                                         156,750
        875,000  Nell AF SARL (Luxembourg)*
                 8.375%, 8/15/15                                        859,688
                                                                ---------------
                                                                      1,526,488
                                                                ---------------

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Insurance--0.7%
$       395,000  Allmerica Financial Corp.
                 7.625%, 10/15/25                               $       424,713
        315,000  Crum & Forster Holdings Corp.
                 10.375%, 6/15/13                                       345,713
         70,000  Fairfax Financial Holdings Ltd.
                 (Canada)
                 7.75%, 4/26/12                                          67,550
        160,000  Fairfax Financial Holdings Ltd.
                 (Canada)
                 7.375%, 4/15/18                                        139,200
        310,000  Markel Capital Trust I
                 Series B
                 8.71%, 1/01/46                                         330,610
                                                                ---------------
                                                                      1,307,786
                                                                ---------------
                 Lodging--6.0%
        960,000  Ameristar Casinos, Inc.
                 10.75%, 2/15/09                                      1,030,800
        190,000  Aztar Corp.
                 9.00%, 8/15/11                                         202,825
        550,000  Boyd Gaming Corp.
                 8.75%, 4/15/12                                         595,375
      1,245,000  Caesars Entertainment*
                 9.375%, 2/15/07                                      1,316,587
        325,000  Chumash Casino & Resort*
                 9.52%, 7/15/10 (b)                                     349,375
         95,000  Gaylord Entertainment Co.
                 8.00%, 11/15/13                                        100,225
        425,000  Gaylord Entertainment Co.
                 6.75%, 11/15/14                                        413,313
        265,000  Kerzner International Ltd. (Bahamas)*
                 6.75%, 10/01/15                                        258,044
        915,000  Mandalay Resort Group
                 Series B
                 10.25%, 8/01/07                                        988,200
        970,000  MGM Mirage, Inc.
                 9.75%, 6/01/07                                       1,037,899
      2,090,000  MGM Mirage, Inc.
                 8.50%, 9/15/10                                       2,283,324
        850,000  MGM Mirage, Inc.*
                 6.625%, 7/15/15                                        844,688
        230,000  Park Place Entertainment
                 7.50%, 9/01/09                                         248,747
        145,000  Park Place Entertainment
                 7.875%, 3/15/10                                        158,413

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       110,000  San Pasqual Casino*
                 8.00%, 9/15/13                                 $       111,238
        985,000  Starwood Hotels & Resorts Worldwide,
                 Inc.
                 6.75%, 11/15/05                                        991,156
                                                                ---------------
                                                                     10,930,209
                                                                ---------------
                 Machinery-Diversified--0.4%
        290,000  Chart Industries, Inc.*
                 9.125%, 10/15/15                                       290,000
        495,000  NMHG Holding Co.
                 10.00%, 5/15/09                                        532,125
                                                                ---------------
                                                                        822,125
                                                                ---------------
                 Media--10.5%
        875,000  Cablevision Systems Corp.
                 Series B
                 8.00%, 4/15/12                                         853,125
        440,000  Cablevision Systems Corp.
                 Series B
                 7.89%, 4/01/09 FRN                                     453,200
        310,000  CanWest Media, Inc. (Canada)
                 10.625%, 5/15/11                                       338,675
      1,429,168  CanWest Media, Inc. (Canada)
                 8.00%, 9/15/12                                       1,523,849
        700,000  CanWest Media, Inc. (Canada)
                 Series B
                 7.625%, 4/15/13                                        765,625
      1,445,000  Comcast Corp.
                 6.50%, 1/15/15                                       1,563,709
        675,000  Corus Entertainment, Inc. (Canada)
                 8.75%, 3/01/12                                         726,469
        785,000  CSC Holdings, Inc.
                 7.25%, 7/15/08                                         791,869
        705,000  Dex Media East LLC
                 9.875%, 11/15/09                                       770,213
        340,000  Dex Media West LLC
                 Series B
                 9.875%, 8/15/13                                        376,975
        515,000  Dex Media, Inc.
                 9.00%, 11/15/13 (c)                                    408,138
      2,085,000  DirecTv Holdings/Finance Co.
                 8.375%, 3/15/13                                      2,285,680
         95,000  EchoStar DBS Corp.
                 9.125%, 1/15/09                                        100,225
        200,000  Gray Television, Inc.
                 9.25%, 12/15/11                                        217,500

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       665,000  Houghton Mifflin Co.
                 8.25%, 2/01/11                                 $       689,938
      1,145,000  Kabel Deutschland GmbH (Germany)*
                 10.625%, 7/01/14                                     1,270,950
        325,000  LIN Television Corp.*
                 6.50%, 5/15/13                                         309,563
        430,000  Morris Publishing Group LLC
                 7.00%, 8/01/13                                         427,850
        251,000  Primedia, Inc.
                 7.625%, 4/01/08                                        254,138
        240,000  Primedia, Inc.
                 8.875%, 5/15/11                                        252,600
        500,000  Primedia, Inc.
                 8.00%, 5/15/13                                         506,250
        445,000  Quebecor Media, Inc. (Canada)
                 11.125%, 7/15/11                                       488,388
        600,000  Radio One, Inc.
                 Series B
                 8.875%, 7/01/11                                        640,500
        560,000  Reader's Digest Association, Inc.
                 6.50%, 3/01/11                                         571,200
      1,325,000  Rogers Cable, Inc. (Canada)
                 7.875%, 5/01/12                                      1,414,437
        300,000  Rogers Cable, Inc. (Canada)
                 8.75%, 5/01/32                                         344,250
        405,000  Shaw Communications, Inc.
                 (Canada)
                 8.25%, 4/11/10                                         41,956
        400,000  Shaw Communications, Inc.
                 (Canada)
                 7.25%, 4/06/11                                         424,500
         65,000  Shaw Communications, Inc.
                 (Canada)
                 7.20%, 12/15/11                                         68,981
                                                                ---------------
                                                                     19,280,753
                                                                ---------------
                 Mining--0.8%
      1,460,000  Novelis, Inc. (Canada)*
                 7.25%, 2/15/15                                       1,387,000
                                                                ---------------
                 Miscellaneous Manufacturing--0.3%
        445,000  Koppers, Inc.
                 9.875%, 10/15/13                                       493,950
                                                                ---------------
                 Office & Business Equipment--1.4%
      1,200,000  Xerox Corp.
                 9.75%, 1/15/09                                       1,350,000
        600,000  Xerox Corp.
                 7.125%, 6/15/10                                        634,500

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       575,000  Xerox Corp.
                 6.875%, 8/15/11                                $       603,750
                                                                ---------------
                                                                      2,588,250
                                                                ---------------
                 Oil & Gas--8.6%
      1,370,000  Chesapeake Energy Corp.
                 7.50%, 9/15/13                                       1,465,899
      2,725,000  Chesapeake Energy Corp.
                 7.50%, 6/15/14                                       2,922,562
        925,000  Chesapeake Energy Corp.*
                 6.50%, 8/15/17                                         945,813
         20,000  CITGO Petroleum Corp.
                 7.875%, 5/15/06                                         20,400
        250,000  Compagnie Generale de Geophysique
                 SA (France)*
                 7.50%, 5/15/15                                         261,250
        680,000  Encore Acquisition Co.*
                 6.00%, 7/15/15                                         666,400
      1,780,000  Enterprise Products Partners LP
                 Series B
                 5.60%, 10/15/14                                      1,776,847
        615,000  EXCO Resources, Inc.
                 Series WI
                 7.25%, 1/15/11                                         639,600
        680,000  Forest Oil Corp.
                 8.00%, 6/15/08                                         725,050
        505,000  Forest Oil Corp.
                 8.00%, 12/15/11                                        560,550
      2,090,000  Kerr-McGee Corp.
                 6.875%, 9/15/11                                      2,244,617
        480,000  Kerr-McGee Corp.
                 6.95%, 7/01/24                                         499,776
        445,000  Premcor Refining Group
                 9.25%, 2/01/10                                         486,163
        945,000  Premcor Refining Group
                 6.75%, 2/01/11                                       1,015,875
        225,000  Premcor Refining Group
                 6.125%, 5/01/11                                        236,250
        500,000  Premcor Refining Group
                 6.75%, 5/01/14                                         535,000
        460,000  Western Oil Sands, Inc. (Canada)
                 8.375%, 5/01/12                                        530,725
        170,000  Whiting Petroleum Corp.*
                 7.00%, 2/01/14                                         173,188
                                                                ---------------
                                                                     15,705,965
                                                                ---------------
                 Oil & Gas Services--0.5%
        115,000  Grant Prideco, Inc.*
                 6.125%, 8/15/15                                        116,725

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        15,000  Hanover Compressor Co.
                 8.625%, 12/15/10                               $        16,238
         60,000  Hanover Compressor Co.
                 9.00%, 6/01/14                                          66,975
        234,000  Hanover Equipment Trust 2001
                 Series A
                 8.50%, 9/01/08                                         244,530
        410,000  Hanover Equipment Trust II 2001
                 Series B
                 8.75%, 9/01/11                                         437,675
                                                                ---------------
                                                                        882,143
                                                                ---------------
                 Packaging & Containers--2.9%
        200,000  Ball Corp.
                 7.75%, 8/01/06                                         204,500
        379,000  Ball Corp.
                 6.875%, 12/15/12                                       388,475
        390,000  Berry Plastics Corp.
                 10.75%, 7/15/12                                        421,200
         80,000  Crown Cork & Seal Co., Inc.
                 8.00%, 4/15/23                                          79,100
         35,000  Crown Cork & Seal Co., Inc.
                 7.375%, 12/15/26                                        33,425
      1,515,000  Crown Euro Holdings SA (France)
                 9.50%, 3/01/11                                       1,666,500
        260,000  Crown Euro Holdings SA (France)
                 10.875%, 3/01/13                                       302,900
        300,000  Owens-Brockway Glass Containers, Inc.
                 8.875%, 2/15/09                                        316,500
      1,010,000  Owens-Brockway Glass Containers, Inc.
                 8.75%, 11/15/12                                      1,095,850
        195,000  Plastipak Holdings, Inc.
                 10.75%, 9/01/11                                        213,525
        500,000  Silgan Holdings, Inc.
                 6.75%, 11/15/13                                        503,750
                                                                ---------------
                                                                      5,225,725
                                                                ---------------
                 Pharmaceuticals--0.1%
        255,000  NBTY, Inc.* 7.125%, 10/01/15                           251,175
                                                                ---------------
                 Pipelines--4.7%
        925,000  Dynegy Holdings, Inc.*
                 10.125%, 7/15/13                                     1,036,000
        385,000  EI Paso Natural Gas Co.
                 Series A
                 7.625%, 8/01/10                                        402,238

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       595,000  El Paso Natural Gas Co.
                 8.375%, 6/15/32                                $       678,800
        235,000  Markwest Energy Partners, L.P.*
                 6.875%, 11/01/14                                       233,825
        285,000  Southern Natural Gas Co.
                 6.125%, 9/15/08                                        285,249
        440,000  Southern Natural Gas Co.
                 8.00%, 3/01/32                                         488,018
        180,000  Tennessee Gas Pipeline Co.
                 7.50%, 4/01/17                                         194,886
        175,000  Tennessee Gas Pipeline Co.
                 8.375%, 6/15/32                                        200,792
        225,000  TransMontaigne, Inc.
                 9.125%, 6/01/10                                        237,375
      1,640,000  Williams Cos., Inc.
                 7.125%, 9/01/11                                      1,726,099
      1,145,000  Williams Cos., Inc.
                 8.125%, 3/15/12                                      1,256,638
         85,000  Williams Cos., Inc.
                 7.75%, 6/15/31                                          92,438
      1,449,000  Williams Cos., Inc.
                 8.75%, 3/15/32                                       1,717,065
                                                                ---------------
                                                                      8,549,423
                                                                ---------------
                 Real Estate--0.4%
        373,000  CB Richard Ellis Services, Inc.
                 9.75%, 5/15/10                                         413,098
        225,000  CB Richard Ellis Services, Inc.
                 11.25%, 6/15/11                                        246,375
                                                                ---------------
                                                                        659,473
                                                                ---------------
                 Real Estate Investment Trusts--1.8%
          5,000  Host Marriott LP
                 7.125%, 11/01/13                                         5,131
        710,000  Host Marriott LP
                 Series G
                 9.25%, 10/01/07                                        751,713
        700,000  Host Marriott LP
                 Series I
                 9.50%, 1/15/07                                         735,875
        540,000  Omega Healthcare Investors, Inc.
                 7.00%, 4/01/14                                         548,100
        430,000  The Rouse Co.
                 8.00%, 4/30/09                                         462,349
        280,000  The Rouse Co.
                 7.20%, 9/15/12                                         296,022
        140,000  Ventas Realty LP*
                 6.75%, 6/01/10                                         142,800

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       195,000  Ventas Realty LP*
                 6.625%, 10/15/14                               $       196,950
        180,000  Ventas Realty LP*
                 7.125%, 6/01/15                                        187,200
                                                                ---------------
                                                                      3,326,140
                                                                ---------------
                 Retail--3.2%
        105,000  AmeriGas Partners LP
                 Series D
                 10.00%, 4/15/06                                        107,625
        435,000  AmeriGas Partners LP*
                 7.25%, 5/20/15                                         456,750
        205,000  Carrols Corp.*
                 9.00%, 1/15/13                                         209,100
        410,000  Couche-Tard US LP
                 7.50%, 12/15/13                                        424,350
        130,000  Ferrellgas Partners LP
                 8.75%, 6/15/12                                         132,600
        670,000  Ferrellgas Partners LP
                 6.75%, 5/01/14                                         643,200
        500,000  R.H. Donnelley Finance Corp.
                 8.875%, 12/15/10                                       538,750
        640,000  R.H. Donnelley Finance Corp.
                 10.875%, 12/15/12                                      721,600
        655,000  Suburban Propane Partners LP
                 6.875%, 12/15/13                                       599,325
      1,695,000  The Gap, Inc.
                 9.55%, 12/15/08                                      1,908,675
        120,000  United Auto Group, Inc.
                 9.625%, 3/15/12                                        125,400
                                                                ---------------
                                                                      5,867,375
                                                                ---------------
                 Semiconductors--0.3%
        230,000  Freescale Semiconductor, Inc.
                 7.125%, 7/15/14                                        246,100
        265,000  Freescale Semiconductor, Inc.
                 6.35%, 7/15/09 FRN                                     273,613
                                                                ---------------
                                                                        519,713
                                                                ---------------
                 Telecommunications--14.0%
      1,780,000  AT&T Corp.
                 9.75%, 11/15/31                                      2,262,824
         75,000  Citizens Communications Co.
                 7.625%, 8/15/08                                         79,313
      1,290,000  Citizens Communications Co.
                 9.25%, 5/15/11                                       1,422,225

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       390,000  Citizens Communications Co.
                 6.25%, 1/15/13                                 $       376,350
        265,000  Citizens Communications Co.
                 9.00%, 8/15/31                                         269,969
        567,000  Inmarsat Finance PLC (Great Britain)
                 7.625%, 6/30/12                                        586,845
        315,000  Inmarsat Finance PLC (Great Britain)
                 10.375%, 11/15/12 (b)                                   59,875
      1,720,000  Intelsat, Ltd. (Bermuda)*
                 8.25%, 1/15/13                                       1,739,350
        525,000  Lucent Technologies, Inc.
                 6.45%, 3/15/29                                         462,000
      1,310,000  MCI, Inc.
                 6.91%, 5/01/07                                       1,323,100
        375,000  MCI, Inc.
                 7.69%, 5/01/09                                         390,000
      1,840,000  MCI, Inc.
                 8.735%, 5/01/14                                      2,056,199
      1,580,000  Nextel Communications, Inc.
                 Series D
                 7.375%, 8/01/15                                      1,692,902
      1,115,000  Nextel Communications, Inc.
                 Series E
                 6.875%, 10/31/13                                     1,184,568
      1,705,000  Nextel Communications, Inc.
                 Series F
                 5.95%, 3/15/14                                       1,747,672
        415,000  NTL Cable PLC (Great Britain)
                 8.75%, 4/15/14                                         430,563
        520,000  PanAmSat Corp.
                 6.375%, 1/15/08                                        527,800
        672,000  PanAmSat Corp.
                 9.00%, 8/15/14                                         712,320
        385,000  Qwest Communications International, Inc.
                 7.29%, 2/15/09 FRN                                     382,113
        215,000  Qwest Communications International, Inc.
                 7.25%, 2/15/11                                         210,431
        565,000  Qwest Communications International, Inc.
                 7.50%, 2/15/14                                         539,575
        540,000  Qwest Communications International, Inc.*
                 7.50%, 2/15/14                                         515,700
      1,255,000  Qwest Corp.
                 7.875%, 9/01/11                                      1,314,613
         90,000  Qwest Corp.
                 8.875%, 3/15/12                                         98,775
        390,000  Qwest Corp.
                 7.50%, 6/15/23                                         357,825
        495,000  Qwest Corp.
                 8.875%, 6/01/31                                        502,425

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       500,000  Qwest Corp.*
                 7.12%, 6/15/13 FRN                             $       522,500
        350,000  Qwest Corp.*
                 7.625%, 6/15/15                                        359,188
        155,000  Rogers Cantel, Inc. (Canada)
                 7.50%, 3/15/15                                         167,788
        325,000  Rogers Cantel, Inc. (Canada)
                 9.75%, 6/01/16                                         394,063
        280,000  Rogers Wireless Communications, Inc.
                 (Canada)
                 7.25%, 12/15/12                                        297,500
      1,785,000  Rogers Wireless Communications, Inc.
                 (Canada)
                 6.375%, 3/01/14                                      1,802,849
        170,000  Rogers Wireless Communications, Inc.
                 (Canada)
                 6.995%, 12/15/10 FRN                                   178,075
        425,000  Valor Telecommunication Enterprises
                 LLC
                 7.75%, 2/15/15                                         414,375
                                                                ---------------
                                                                     25,581,670
                                                                ---------------
                 Transportation--0.3%
        170,000  CHC Helicopter Corp. (Canada)
                 7.375%, 5/01/14                                        175,100
        390,000  CHC Helicopter Corp. (Canada)*
                 7.375%, 5/01/14                                        401,700
                                                                ---------------
                                                                        576,800
                                                                ---------------
                 Total Corporate Bonds
                 (Cost $173,401,698)                                172,959,320
                                                                ---------------

                 CONVERTIBLE BOND--0.2%
                 Chemicals--0.2%
        325,000  Hercules, Inc.
                 6.50%, 6/30/29
                 (Cost $266,981)                                        251,875
                                                                ---------------

                 TRUST PREFERRED BOND--0.1%
                 Insurance--0.1%
        225,000  AFC Capital Trust I
                 Series B
                 8.21%, 2/03/27
                 (Cost $214,762)                                        244,931
                                                                ---------------

                 BNY HAMILTON HIGH YIELD FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER
   OF SHARES                                                         VALUE
---------------                                                 ---------------
                 MONEY MARKET FUND--4.5%
      8,203,203  BNY Hamilton Money Fund (Hamilton Shares),
                 3.58% (d)
                 (Cost $8,203,203)                              $     8,203,203
                                                                ---------------
                 Total Investments
                 (Cost $182,086,644) (e)--99.1%                     181,659,329
                 Other assets less liabilities--0.9%                  1,691,594
                                                                ---------------
                 Net Assets--100.0%                             $   183,350,923
                                                                ===============

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
FRN  Floating Rate Note. Coupon shown was in effect at September 30, 2005.
(a)  Issue is currently in default.
(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2005.
(c) Indicates a security that has a zero coupon that remain in effect until a predetermined date at which time the stated coupon becomes effective.
(d)  Represents annualized 7 day yield at September 30, 2005.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized depreciation was $427,315 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,689,264 and aggregate gross unrealized depreciation of $2,116,579.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 UNITED STATES GOVERNMENT AGENCIES
                 & OBLIGATIONS--56.9%
                 Federal Home Loan Mortgage Corp.--10.2%
$     9,500,000  5.75%, 4/15/08                                 $     9,805,843
      2,200,000  6.25%, 7/15/32                                       2,627,458
                                                                ---------------
                                                                     12,433,301
                                                                ---------------
                 Federal National Mortgage Association--15.7%
      8,350,000  5.50%, 2/15/06                                       8,395,290
      5,700,000  4.375%, 3/15/13                                      5,625,843
        725,000  5.125%, 1/02/14                                        736,141
      2,375,000  6.25%, 5/15/29                                       2,793,252
      1,300,000  6.625%, 11/15/30                                     1,604,764
                                                                ---------------
                                                                     19,155,290
                                                                ---------------
                 Tennessee Valley Authority--0.6%
        650,000  6.15%, 1/15/38                                         772,743
                                                                ---------------
                 United States Treasury Bonds--7.0%
      3,750,000  7.25%, 5/15/16                                       4,639,013
      2,025,000  6.125%, 11/15/27                                     2,443,369
      1,350,000  5.25%, 2/15/29                                       1,471,658
                                                                ---------------
                                                                      8,554,040
                                                                ---------------
                 United States Treasury Notes--23.4%
      3,250,000  5.75%, 11/15/05                                      3,258,505
      3,350,000  6.875%, 5/15/06                                      3,406,793
      3,025,000  6.625%, 5/15/07                                      3,142,337
      2,950,000  2.75%, 8/15/07                                       2,875,560
      8,650,000  5.75%, 8/15/10                                       9,225,423
      5,325,000  5.00%, 8/15/11                                       5,533,218
      1,100,000  3.875%, 2/15/13                                      1,071,684
                                                                ---------------
                                                                     28,513,520
                                                                ---------------
                 Total United States Government Agencies &
                  Obligations
                 (Cost $67,892,577)                                  69,428,894
                                                                ---------------
                 MORTGAGE-BACKED SECURITIES--24.8%
                 Federal Home Loan Mortgage Corp.--13.5%
         67,854  Gold Pool #M70034
                 7.50%, 6/01/08                                          70,522
         35,789  Gold Pool # E00227
                 6.00%, 7/01/08                                          36,608
         92,764  Gold Pool #E49415
                 6.50%, 7/01/08                                          95,409

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$         4,525  Pool #184275
                 8.25%, 9/01/08                                 $         4,707
        153,066  Gold Pool #M80707
                 5.50%, 10/01/08                                        155,214
          1,886  Pool #160062
                 9.50%, 10/01/08                                          1,984
          1,966  Pool #160065
                 9.50%, 11/01/08                                          2,068
          2,060  Pool #160066
                 9.75%, 11/01/08                                          2,166
         19,277  Pool #251974
                 8.50%, 4/01/09                                          19,906
         41,544  Pool #185964
                 8.50%, 2/01/10                                          42,209
         26,445  Gold Pool #E20201
                 7.50%, 10/01/10                                         27,921
        133,854  Gold Pool #G10439
                 6.50%, 1/01/11                                         138,228
         22,662  Gold Pool #E00417
                 7.00%, 2/01/11                                          23,662
        105,939  Gold Pool #G90011
                 8.50%, 8/17/11                                         108,883
         65,689  Gold Pool #E00461
                 7.50%, 12/01/11                                         69,357
        166,763  Gold Pool #C90017
                 6.50%, 4/01/13                                         173,352
         83,057  Gold Pool #D90113
                 6.50%, 6/01/13                                          86,339
         47,795  Gold Pool #G11072
                 7.50%, 12/01/15                                         50,468
         50,022  Gold Pool #G30052
                 7.50%, 6/01/16                                          53,218
        221,596  Gold Pool #50377
                 6.50%, 1/01/17                                         228,804
        139,353  Gold Pool # G30080
                 7.50%, 8/01/17                                         148,159
        326,569  Gold Pool #C90185
                 7.50%, 9/01/17                                         347,206
        233,584  Gold Pool #D92715
                 6.00%, 11/01/18                                        239,616
        932,969  Gold Pool # C90241
                 6.50%, 12/01/18                                        968,243
         10,241  Pool #555045
                 8.00%, 5/01/19                                          10,272
        895,633  Gold Pool #C90290
                 7.00%, 8/01/19                                         938,865
         43,442  Gold Pool #A01217
                 8.50%, 4/01/20                                          46,781
        723,604  Gold Pool #C90484
                 6.00%, 10/01/21                                        741,195

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     1,843,202  Gold Pool #C90492
                 6.00%, 11/01/21                                $     1,888,012
        600,502  Gold Pool #C90503
                 6.00%, 12/01/21                                        615,101
         74,969  Gold Pool #C00098
                 8.00%, 2/01/22                                          80,147
         97,963  Gold Pool # D24970
                 8.00%, 3/01/22                                         104,729
        135,233  Gold Pool #G80140
                 7.00%, 12/17/22                                        142,043
         70,691  Gold Pool #D36389
                 8.00%, 1/01/23                                          75,554
         58,825  Gold Pool #G00356
                 7.00%, 6/01/25                                          61,733
         11,978  Gold Pool #D67014
                 7.50%, 1/01/26                                          12,733
        176,679  Gold Pool #G01480
                 7.50%, 12/01/26                                        187,881
        218,111  Gold Pool #C00490
                 8.00%, 1/01/27                                         233,148
        175,639  Gold Pool #C20273
                 6.00%, 6/01/28                                         179,358
         15,352  Gold Pool #C00664
                 7.50%, 9/01/28                                          16,301
         11,288  Pool #420171
                 5.75%, 2/01/30 FRN                                      11,455
        267,448  Gold Pool #G01130
                 8.00%, 2/01/30                                         286,043
        531,872  Gold Pool #C69955
                 6.50%, 8/01/32                                         547,483
      5,314,018  Gold Pool #A15088
                 5.50%, 10/01/33                                      5,319,567
      2,000,000  Gold Pool TBA
                 5.00%, 10/15/33                                      1,956,877
                                                                ---------------
                                                                     16,549,527
                                                                ---------------
                 Federal National Mortgage Association--8.9%
         31,760  Pool #195152
                 7.00%, 1/01/08                                          32,478
         32,184  Pool #81860
                 8.00%, 4/01/09                                          32,675
         61,349  Pool #278437
                 7.50%, 5/01/09                                          64,250
         65,765  Pool #535630
                 6.00%, 12/01/10                                         67,686
        206,409  Pool #406590
                 6.25%, 11/01/12                                        212,470
        130,161  Pool #482513
                 5.50%, 1/01/14                                         132,262

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       126,398  Pool #323956
                 7.50%, 12/01/14                                $       134,240
        184,447  Pool #535634
                 5.50%, 8/01/15                                         187,425
        715,909  Pool #6222
                 9.00%, 4/01/16                                         758,060
        707,560  Pool #711995
                 4.00%, 9/01/18                                         681,871
      1,425,927  Pool #252210
                 6.50%, 2/01/19                                       1,481,213
        174,148  Pool #252711
                 7.00%, 9/01/19                                         182,908
        150,492  Pool #604312
                 6.50%, 6/01/21                                         156,285
        425,728  Pool #254044
                 6.50%, 10/01/21                                        441,418
         33,615  Pool #124118
                 9.00%, 3/01/22                                          36,549
        635,948  Pool #254354
                 7.00%, 5/01/22                                         667,710
         19,951  Pool #159860
                 7.50%, 6/01/22                                          21,178
        160,541  Pool # 164906
                 6.87%, 7/01/22                                         168,305
         57,541  Pool #50748
                 7.50%, 6/01/23                                          61,058
        165,926  Pool #334595
                 7.50%, 11/01/23                                        177,656
        159,973  Pool #326382
                 7.00%, 3/01/24                                         168,165
        254,356  Pool #300404
                 7.00%, 5/01/24                                         267,458
          7,244  Pool #64195
                 7.69%, 11/01/24 FRN                                      7,634
         73,515  Pool #70319
                 7.81%, 12/01/24 FRN                                     77,532
        162,549  Pool #308497
                 8.00%, 5/01/25                                         174,167
         23,788  Pool #320514
                 6.50%, 9/01/25                                          24,584
        491,557  Pool #335054
                 6.00%, 1/01/26                                         504,665
        113,634  Pool #446431
                 8.50%, 10/01/26                                        123,649
        125,403  Pool #415330
                 8.00%, 12/01/26                                        134,420
        718,460  Pool #504474
                 5.47%, 1/01/27 FRN                                     731,949
        103,932  Pool #496045
                 8.00%, 1/01/28                                         111,473

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        56,638  Pool #251498
                 6.50%, 2/01/28                                 $        58,515
         39,628  Pool #403470
                 6.00%, 5/01/28                                          40,730
         33,121  Pool #441759
                 6.00%, 9/01/28                                          33,747
        338,811  Pool #755598
                 5.00%, 11/01/28                                        331,771
         68,203  Pool #449154
                 6.00%, 12/01/28                                         69,492
         87,338  Pool #457916
                 7.50%, 12/01/28                                         93,068
        395,342  Pool #252334
                 6.50%, 2/01/29                                         412,264
         98,981  Pool #252518
                 7.00%, 5/01/29                                         104,284
         51,415  Pool #252570
                 6.50%, 7/01/29                                          53,087
         33,314  Pool #535182
                 8.00%, 10/01/29                                         35,772
        140,437  Pool #569042
                 7.50%, 11/01/29                                        149,021
        168,836  Pool #530528
                 5.05%, 4/01/30 FRN                                     173,440
        200,590  Pool #601649
                 6.00%, 9/01/31                                         205,521
        224,900  Pool #587839
                 6.00%, 10/01/31                                        228,797
        140,078  Pool #615519
                 6.00%, 11/01/31                                        142,505
        638,861  Pool #254484
                 6.50%, 12/01/31                                        659,825
         43,332  Pool #645256
                 6.50%, 7/01/32                                          44,647
                                                                ---------------
                                                                     10,859,879
                                                                ---------------
                 Government National Mortgage Association--2.4%
            220  Pool #10459
                 8.00%, 8/15/06                                             223
          1,830  Pool #10419
                 8.00%, 9/15/06                                           1,859
          1,064  Pool #12590
                 8.00%, 9/15/06                                           1,081
          3,754  Pool #14295
                 8.00%, 1/15/07                                           3,850
         59,681  Pool #367439
                 5.50%, 12/15/08                                         60,624
        116,686  Pool #360837
                 6.50%, 3/15/09                                         120,832

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       248,152  Pool #456880
                 6.50%, 5/15/13                                 $       258,389
         79,392  Pool #476328
                 7.00%, 6/15/13                                          83,381
        146,988  Pool# 483935
                 5.50%, 12/15/13                                        150,715
         75,263  Pool #2815
                 6.00%, 9/20/14                                          76,943
         84,788  Pool #3005
                 7.50%, 11/20/15                                         89,378
        117,658  Pool #3018
                 7.50%, 12/20/15                                        124,028
        485,856  Pool #569502
                 5.00%, 1/15/17                                         488,781
        114,072  Pool #583202
                 5.50%, 3/15/17                                         116,698
          3,394  Pool #204365
                 9.00%, 3/15/17                                           3,698
         35,609  Pool #176549
                 7.50%, 3/20/17                                          37,726
         86,418  Pool #247223
                 9.00%, 4/15/18                                          94,319
          1,287  Pool #177793
                 9.50%, 5/15/19                                           1,427
         53,615  Pool #512821
                 6.50%, 6/15/19                                          55,788
          2,517  Pool #284645
                 8.50%, 2/15/20                                           2,754
        287,556  Pool #304288
                 7.68%, 1/15/22                                         305,542
         37,347  Pool #8061
                 4.125%, 10/20/22 FRN                                    37,362
          3,364  Pool #319650
                 7.00%, 11/15/22                                          3,556
         50,199  Pool #356770
                 7.50%, 4/15/23                                          53,648
          7,511  Pool #350532
                 6.50%, 6/15/23                                           7,835
        127,360  Pool #351405
                 6.50%, 1/15/24                                         132,816
         13,106  Pool #359470
                 7.00%, 1/15/24                                          13,844
         26,257  Pool #376445
                 6.50%, 4/15/24                                          27,382
          7,506  Pool #386348
                 7.50%, 6/15/24                                           8,007
        170,782  Pool #780035
                 6.50%, 7/15/24                                         178,099
        163,127  Pool #2080
                 7.50%, 9/20/25                                         172,964

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        71,801  Pool #780459
                 7.00%, 11/15/26                                $        75,718
         59,364  Pool #2345
                 8.50%, 12/20/26                                         64,372
         13,484  Pool #464704
                 8.00%, 7/15/28                                          14,447
         64,358  Pool #564751
                 6.00%, 8/15/31                                          65,941
                                                                ---------------
                                                                      2,934,027
                                                                ---------------
                 Total Mortgage-Backed Securities
                 (Cost $30,425,336)                                  30,343,433
                                                                ---------------
                 COLLATERALIZED MORTGAGE OBLIGATIONS--7.3%
                 Federal Home Loan Mortgage Corp.--1.6%
         66,700  Series 1176-H
                 8.00%, 12/15/06                                         66,811
      1,175,000  Series 1627-PJ
                 6.00%, 3/15/23                                       1,190,106
        602,442  Series 1602-H
                 6.50%, 10/15/23                                        608,524
        144,648  Series 2123-PE
                 6.00%, 12/15/27                                        146,181
                                                                ---------------
                                                                      2,011,622
                                                                ---------------
                 Federal National Mortgage Association--5.5%
        383,972  Series 1988-15A
                 9.00%, 6/25/18                                         407,927
        254,036  Series 1992-136PK
                 6.00%, 8/25/22                                         259,093
         59,794  Series 1992-172M
                 7.00%, 9/25/22                                          62,215
        973,749  Series 1993-149M
                 7.00%, 8/25/23                                       1,013,226
      3,376,031  Series 1993-178PK
                 6.50%, 9/25/23                                       3,413,410
      1,242,000  Series 1993-203PL
                 6.50%, 10/25/23                                      1,282,853
         52,370  Series 1993-253H PO
                 0.00%, 11/25/23                                         45,701
        197,708  Series 1993-255E
                 7.10%, 12/25/23                                        210,770
                                                                ---------------
                                                                      6,695,195
                                                                ---------------

                 BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Government National Mortgage Association--0.2%
$       203,817  Series 1999-13PC
                 6.00%, 3/20/28                                 $       204,763
                                                                ---------------
                 Total Collateralized Mortgage Obligations
                 (Cost $8,762,367)                                    8,911,580
                                                                ---------------
    NUMBER
   OF SHARES
---------------
                 MONEY MARKET FUND--11.8%
     14,404,341  BNY Hamilton Treasury Money Fund
                 (Hamilton Shares) 3.33% (a)
                 (Cost $14,404,341)                                  14,404,341
                                                                ---------------
                 Total Investments
                 (Cost $121,484,621) (b)--100.8%                    123,088,248
                 Liabilities in excess of other assets--(0.8%)         (923,257)
                                                                ---------------
                 Net Assets--100.0%                             $   122,164,991
                                                                ===============

FRN Floating rate note. Coupon shown was in effect at September 20, 2005. Maturity date represents ultimate maturity.
PO   Principal Only.
TBA  To be announced.
a.   Represents annualized 7 day yield at September 30, 2005.
b. The cost stated also approximates the aggregate cost for Federal income tax purposes. At September30, 2005 net unrealized appreciation was $1,603,627 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $2,117,770 and aggregated gross unrealized depreciation of $514,143.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 MUNICIPAL BONDS--98.1%
                 Education--3.7%
$     1,000,000  Dutchess County, New York, Industrial
                 Development Agency (Bard College Civic
                 Facilities)                                     A3/NR       5.750%   8/01/08  $     1,066,520
      1,000,000  New York State Dormitory Authority,
                 Fordham University, FGIC Insured+              Aaa/AAA      5.000    7/01/18        1,070,130
      1,500,000  New York State Dormitory Authority,
                 New York University, Series A, AMBAC
                 Insured+                                       Aaa/AAA      5.500    7/01/09        1,621,005
        500,000  New York State Dormitory Authority,
                 Rochester Institute of Technology,
                 AMBAC Insured +                                Aaa/AAA      5.000    7/01/13          532,525
                                                                                               ---------------
                                                                                                     4,290,180
                                                                                               ---------------
                 General Obligations--12.0%
        200,000  Bethlehem, New York, AMBAC
                 Insured+                                       Aaa/AAA      7.100   11/01/07          216,088
      1,000,000  Katonah-Lewisboro, New York, Union
                 Free School District, Series B, FGIC
                 Insured+                                       Aaa/NR       5.000    9/15/15        1,105,340
      1,000,000  New York, New York                              A1/A+       5.000    8/01/14        1,042,840
        500,000  New York, New York, Series A                    A1/A+       6.250    8/01/08          519,730
        525,000  New York, New York, Series C                    A1/A+       5.500    8/15/08          558,863
         50,000  New York, New York, Series E                    A1/A+       7.500    2/01/07           50,179
      1,000,000  New York, New York, Series G                    A1/A+       5.000    8/01/06        1,018,290
         65,000  New York, New York, Series I                    A1/A+       5.750    3/15/08           66,841
      1,000,000  New York, New York, Series M, FSA
                 Insured +                                      Aaa/AAA      5.000    4/01/18        1,073,500
      1,000,000  New York State, Series A                        A1/AA       4.000    3/15/08        1,020,750
      2,750,000  New York State, Series A                        A1/AA       5.250    3/15/15        2,992,825
      1,500,000  Onondaga County, New York,
                 Series A                                       Aa2/AA+      5.000    5/01/17        1,595,865
      1,000,000  Orange County, New York, Series A              Aa1/NR       5.000    7/15/19        1,074,430
        500,000  Rockland County, New York, Series A            A1/AA-       5.000   10/01/15          539,445
      1,000,000  Westchester County, New York,
                 Series E                                       Aaa/AAA      2.500   12/15/05          999,510
                                                                                               ---------------
                                                                                                    13,874,496
                                                                                               ---------------

                 BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 Healthcare--5.2%
$     3,250,000  New York State Dormitory Authority
                 Revenue, Memorial Sloan-Kettering
                 Center, Series 1, MBIA Insured+                Aaa/AAA      5.000%   7/01/20  $     3,438,012
      1,010,000  New York State Medical Care Facilities
                 Finance Agency Revenue, Series A               Aa1/NR       6.375   11/15/20        1,033,937
      1,100,000  Westchester County, New York,
                 Healthcare Corp., Series B                     Aaa/AAA      5.125   11/01/15        1,176,769
        400,000  Westchester County, New York,
                 Healthcare Corp., Series B                     Aaa/AAA      5.250   11/01/11          434,128
                                                                                               ---------------
                                                                                                     6,082,846
                                                                                               ---------------
                 Housing--5.6%
        295,000  New York State Housing Finance
                 Agency, Multi-Family Mortgage,
                 Series A                                       Aaa/AA       7.000    8/15/22          296,487
      1,000,000  New York State Mortgage Revenue -
                 Homeowner Mortgage, Series 70                  Aa1/NR       5.375   10/01/17        1,035,210
      1,000,000  New York State Mortgage Revenue -
                 Homeowner Mortgage, Series 80                  Aa1/NR       5.100   10/01/17        1,031,540
      1,000,000  New York State Mortgage Revenue -
                 Homeowner Mortgage, Series 95                  Aa1/NR       5.500   10/01/17        1,045,740
      2,000,000  New York State Urban Development Corp.         Aaa/AAA      5.500    7/01/16        2,077,020
      1,000,000  Puerto Rico Housing Finance Authority,
                 Capital Fund Program                           Aa3/AA       5.000   12/01/18        1,056,200
                                                                                               ---------------
                                                                                                     6,542,197
                                                                                               ---------------
                 Industrial Development--2.8%
      2,175,000  Hempstead Township-New York
                 Industrial Development Agency (American
                 Refinery Fuel Co. Project), MBIA
                 Insured +                                      Aaa/AAA      5.000   12/01/07        2,261,108
      1,000,000  Hempstead Township-New York
                 Industrial Development Agency (American
                 Refinery Fuel Co. Project), MBIA
                 Insured +                                      Aaa/AAA      5.000   12/01/09        1,037,900
                                                                                               ---------------
                                                                                                     3,299,008
                                                                                               ---------------
                 Other--1.7%
      1,800,000  New York State Dormitory Authority,
                 Lease Revenue Court Facilities,
                 Westchester County, AMBAC Insured+             Aa1/AA+      5.125    8/01/12        1,915,668
                                                                                               ---------------

                 BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 Pre-Refunded/Escrowed Securities--10.3%
$     1,000,000  Erie County, New York, Water Authority,
                 Waterworks Revenue, Series A, AMBAC
                 Insured+                                       Aaa/AAA     5.08(a)% 12/01/05  $       995,290
      1,000,000  Erie County, New York, Water Authority,
                 Waterworks Revenue, Series A, AMBAC
                 Insured+                                       Aaa/AAA     3.10(a)  12/01/06          966,920
      1,000,000  Metropolitan Transportation Authority,
                 New York, Transportation Facilities
                 Revenue, Series B-2, MBIA Insured+, ETM        Aaa/AAA      5.000    7/01/17        1,049,310
      1,000,000  New York State Dormitory Authority
                 Lease Revenue, Series A                         A2/A+       5.375    5/15/13        1,112,460
      1,105,000  New York State Dormitory Authority
                 Revenue                                        Aaa/AAA      5.000    3/15/12        1,174,471
        860,000  New York State Dormitory Authority
                 Revenue, Mental Health Facilities,
                 Series B                                        NR/AA-      5.250    2/15/14          951,298
        935,000  New York State Medical Care Facilities
                 Finance Agency Revenue, Series A               Aa1/NR       6.375   11/15/05          957,833
        600,000  New York State Dormitory Authority
                 Revenue, New York Public Library, Series
                 A, MBIA Insured+, ETM                          Aaa/AAA     3.49(a)   7/01/10          510,450
        390,000  New York State Environmental Facilities
                 Corp., Series C, ETM                           Aaa/AAA      5.250    6/15/12          415,295
        185,000  New York State Housing Finance
                 Agency, State University Construction, ETM     Aaa/AAA      6.500   11/01/06          188,471
         15,000  New York State Thruway Authority,
                 Highway and Bridges Trust Fund,
                 Series A, FGIC Insured+                        NR/AAA       5.000    4/01/09           15,981
      1,000,000  New York State Thruway Authority
                 Service Contract Revenue, Highway &
                 Bridge Trust Fund, Series B, MBIA
                 Insured +                                      Aaa/AAA      5.250   10/01/11        1,103,110
        750,000  Suffolk County, New York, Series B,
                 FGIC Insured+                                  Aaa/AAA      5.000   10/01/10          810,510
        500,000  Triborough Bridge & Tunnel Authority,
                  General Purpose, Series B, ETM                Aa2/AAA      5.500    1/01/07          515,920
      1,000,000  Triborough Bridge & Tunnel Authority,
                 General Purpose, Series Y, ETM                 Aa2/AAA      6.000    1/01/12        1,115,860
                                                                                               ---------------
                                                                                                    11,883,179
                                                                                               ---------------

                 BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 Special Tax--22.6%
$     2,000,000  Metropolitan Transportation Authority
                 Dedicated Tax Fund, Series A,
                 FGIC Insured+                                  Aaa/AAA      5.250%  11/15/15  $     2,182,160
      1,500,000  Metropolitan Transportation Authority
                 Dedicated Tax Fund, Series A                   A1/AA-       5.000   11/15/06        1,535,160
      1,850,000  Municipal Assistance Corp. for New
                 York, Series G                                 Aaa/AAA      6.000    7/01/07        1,944,942
      1,000,000  Nassau County, New York Interim
                 Finance Authority, MBIA Insured +              Aaa/AAA      5.000   11/15/16        1,089,500
      1,500,000  Nassau County, New York Interim
                 Finance Authority, Series B, AMBAC
                 Insured +                                      Aaa/AAA      5.000   11/15/16        1,619,565
      1,000,000  Nassau County, New York Interim
                 Finance Authority Sales Tax, Series A,
                 AMBAC Insured+                                 Aaa/AAA      5.000   11/15/17        1,076,340
      1,400,000  New York, New York City Transitional
                 Finance Authority, Series 3A                   Aa2/AAA      2.000   11/01/05        1,398,614
      2,000,000  New York, New York City Transitional
                 Finance Authority, Series A                    Aa1/AAA      5.500   11/15/17        2,216,979
        930,000  New York, New York City Transitional
                 Finance Authority, Series B, MBIA-IBC
                 Insured+                                       Aaa/AAA      4.750   11/15/15          967,842
      1,000,000  New York, New York City Transitional
                 Finance Authority, Series C                    Aa1/AAA      5.375    2/01/13        1,090,890
      1,000,000  New York, New York City Transitional
                 Finance Authority, Series C                    Aa1/AAA      5.375    2/15/14        1,091,630
      1,000,000  New York State Dormitory Authority
                 Revenue, State Personal Income Tax,
                 Series A                                        NR/AA       5.000    3/15/16        1,069,660
      1,000,000  New York State Local Government
                 Assistance Corp., Series A                      A1/AA       5.400    4/01/13        1,040,810
      1,500,000  New York State Local Government
                 Assistance Corp., Series A                      A1/AA       5.400    4/01/15        1,558,740
      2,000,000  New York State Local Government
                 Assistance Corp., Series A-1                   Aaa/AAA      5.000    4/01/13        2,175,120
      1,000,000  New York State Local Government
                 Assistance Corp., Series C                      A1/AA       6.000    4/01/08        1,067,830
      1,000,000  New York State Thruway Authority
                 Income Tax Revenue, Series A                    A1/AA       2.000    3/15/06          994,130
        990,000  New York State Urban Development
                 Corp., Personal Income Tax Facility,
                 Series A                                        A1/AA       5.375    3/15/17        1,099,108
      1,000,000  South Orangetown, New York, Central
                 School District, Tax Anticipation Notes         NR/NR       3.750    6/30/06        1,006,490
                                                                                               ---------------
                                                                                                    26,225,510
                                                                                               ---------------

                 BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 State Appropriation--14.2%
$     1,000,000  New York State Dormitory Authority
                 Revenue                                        NR/AA-       5.000%   7/01/18  $     1,065,060
        250,000  New York State Dormitory Authority
                 Revenue, Albany County                         A3/AA-       5.500    4/01/08          263,540
        645,000  New York State Dormitory Authority
                 Revenue, AMBAC Insured +                       Aaa/AAA      5.000    7/01/14          693,581
      2,370,000  New York State Dormitory Authority
                 Revenue, City University Construction,
                 Series A, FGIC-TCRS Insured+                   Aaa/AAA      5.750    7/01/18        2,752,636
        140,000  New York State Dormitory Authority
                 Revenue, Mental Health Facilities,
                 Series B                                       NR/AA-       5.250    2/15/18          150,794
        800,000  New York State Dormitory Authority
                 Revenue, MBIA-IBC Insured +                    Aaa/AAA      5.000    5/15/15          843,104
      1,500,000  New York State Dormitory Authority
                 Revenue, Series B, VRN                         A2/AA-       5.250   11/15/23        1,627,905
        500,000  New York State Dormitory Authority
                 Revenue, State University Dormitory
                 Facilities, Series A                           A1/AA-       5.500    7/01/10          544,090
        500,000  New York State Dormitory Authority
                 Revenue, State University Educational
                 Facilities, Series A, CAPMAC-ITC Insured +     Aaa/AAA      5.250    5/15/15          554,940
      1,500,000  New York State Dormitory Authority
                 Revenue, State University Educational
                 Facilities, Series A, MBIA-IBC Insured+        Aaa/AAA      5.875    5/15/11        1,685,130
        485,000  New York State Thruway Authority,
                 Highway and Bridges Trust Fund,
                 Series A, FGIC Insured+                        NR/AAA       5.000    4/01/09          516,735
        750,000  New York State Thruway Authority
                 Service Contract Revenue, Highway &
                 Bridge Trust Fund                              A2/AA-       5.625    4/01/07          774,608
        500,000  New York State Thruway Authority
                 Service Contract Revenue, Highway &
                 Bridge Trust Fund                              A2/AA-       6.000    4/01/07          521,880
      1,000,000  New York State Thruway Authority,
                 Highway and Bridge, General Purpose,
                 Series B, FSA Insured+                         Aaa/AAA      4.750    4/01/19        1,044,240
      3,000,000  New York State Urban Development Corp.,
                 Correctional Facilities Service Contract,
                 Series A                                       A2/AA-       5.000    1/01/08        3,116,310
        260,000  New York State Urban Development
                 Corp., Cornell Center                          A2/AA-       5.900    1/01/07          260,593
                                                                                               ---------------
                                                                                                    16,415,146
                                                                                               ---------------

                 BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 Transportation--6.3%
$     1,000,000  New York State Thruway Authority
                 General Revenue, Series F, AMBAC
                 Insured+                                       Aaa/AAA      5.000%   1/01/19  $     1,071,050
      1,000,000  Port Authority of New York & New
                 Jersey, Series 125                             Aaa/AAA      5.000   10/15/19        1,068,830
      1,000,000  Port Authority of New York & New
                 Jersey, Series 128                             Aaa/AAA      5.000   11/01/18        1,071,530
      1,000,000  Triborough Bridge & Tunnel Authority,
                  General Purpose, Series A                     Aa2/AA-      5.250    1/01/16        1,085,760
      2,000,000  Triborough Bridge & Tunnel
                 Authority, General Purpose, Series B           AA2/AA-      5.250   11/15/16        2,192,520
        775,000  Triborough Bridge & Tunnel Authority,
                  General Purpose, Series B                     Aa2/AA-      5.250   11/15/17          848,586
                                                                                               ---------------
                                                                                                     7,338,276
                                                                                               ---------------
                 Utilities--13.7%
      1,000,000  Long Island Power Authority, New York
                 Electric System Revenue, Series A               A3/A-       5.000    6/01/06        1,014,570
      1,000,000  Long Island Power Authority, New York
                 Electric System Revenue, Series A,
                 AMBAC Insured +                                Aaa/AAA      5.500   12/01/10        1,099,480
      2,000,000  Long Island Power Authority, New York
                 Electric System Revenue, Series B               A3/A-       5.250    6/01/14        2,194,260
        150,000  New York State Environmental Facilities
                 Corp., Pollution Control Revenue, Series A     Aaa/AAA      7.000    6/15/12          150,506
          5,000  New York State Environmental Facilities
                 Corp., Pollution Control Revenue,
                 Series C                                       Aa2/A+       7.200    3/15/11            5,054
      1,000,000  New York State Environmental Facilities
                 Corp., Series A                                Aaa/AAA      3.625   11/15/05        1,001,130
      1,000,000  New York State Environmental Facilities
                  Corp., Series B                               Aaa/AAA      5.250    6/15/17        1,090,040
        775,000  New York State Environmental Facilities
                 Corp., Series B                                Aaa/AAA      5.250    6/15/19          844,781
      1,500,000  New York State Environmental Facilites
                 Corp., Series PJ                               Aaa/AAA      5.250    6/15/14        1,668,360
      1,000,000  New York State Environmental Facilities
                 Corp., Sub-Series E                            Aa1/AA       5.375    6/15/15        1,102,390
        110,000  New York State Environmental Facilities
                 Corp., Unrefunded Balance, Series C            Aaa/AAA      5.250    6/15/12          116,556
      2,500,000  New York State Power Authority, Series A       Aa2/AA-      5.000   11/15/17        2,683,475
        750,000  New York State Power Authority, Series A       Aa2/AA-      5.500   11/15/10          754,005

                 BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST
    AMOUNT                                                     RATINGS*     RATE                    VALUE
---------------                                                ---------  --------             ---------------
$     1,450,000  New York State Power Authority,
                 Series A                                       Aa2/AA-      5.250%  11/15/16  $     1,589,577
        500,000  Suffolk County, New York, Water
                 Authority, Waterworks Revenue, MBIA
                 Insured+                                       Aaa/AAA      5.100    6/01/07          517,340
                                                                                               ---------------
                                                                                                    15,831,524
                                                                                               ---------------
                 Total Municipal Bonds
                 (Cost $111,216,896)                                                               113,698,030
                                                                                               ---------------

    NUMBER
   OF SHARES
---------------
                 TAX-EXEMPT MONEY MARKET FUND--0.7%
        821,216  BNY Hamilton New York Tax-Exempt
                 Money Fund (Hamilton Shares)
                 (Cost $821,216)                                 NR/NR      2.42(b)                    821,216
                                                                                               ---------------
                 Total Investments
                 (Cost $112,038,112) (c)--98.8%                                                    114,519,246
                 Other assets less liabilities--1.2%                                                 1,366,483
                                                                                               ---------------
                 Net Assets--100.0%                                                            $   115,885,729
                                                                                               ===============

AMBAC           American Municipal Bond Assurance Corp.
CAPMAC-ITC      Capital Markets Assurance Corp. - Insured Trust Certificate.
ETM             Escrowed to maturity.
FGIC            Financial Guaranty Insurance Company.
FGIC-TCRS       Financial Guaranty Insurance Company - Transferable Custodian
                Receipts.
FSA             Federal Security Association.
MBIA            Municipal Bond Investor Assurance.
MBIA-IBC        Municipal Bond Investor Assurance-Insured Bond Certificate.
NR              Not Rated.
*               Unaudited.
+               Insured or guaranteed by the indicated municipal bond insurance corporation.
(a)             Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2005.
(b)             Represents annualized 7 day yield at September 30, 2005.
(c)             The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005. net unrealized appreciation was $2,481,134 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,730,950 and aggregate gross unrealized depreciation of $249,816.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 MUNICIPAL BONDS--98.5%
                 Education--20.3%
$     2,000,000  Colorado University Enterprise System
                 Revenue, Series A, FGIC Insured +              Aaa/AAA      4.750%   6/01/16  $     2,096,500
      1,260,000  Connecticut State Health & Educational
                 Facility Authority Revenue, (Connecticut
                 State University), Series H, FSA Insured +     Aaa/AAA      5.000   11/01/14        1,380,998
      2,500,000  District of Columbia (Georgetown
                 University), Series A, MBIA Insured +          Aaa/AAA      6.000    4/01/18        2,705,050
      5,000,000  Illinois Educational Facility Authority
                 Revenue, (University of Chicago),
                 Series B-1, VRDN                               Aa1/AA       3.450    7/01/36        5,029,900
      1,425,000  Indiana University Student Fee, Series
                 N, MBIA Insured +                              Aaa/AAA      5.000    8/01/11        1,534,939
      2,825,000  Metropolitan Govt. Nashville and
                 Davidson County, Tennessee, H & E
                 Facility (Vanderbilt University)               Aa2/AA       5.000   10/01/19        3,010,687
      1,000,000  Minnesota State Higher Educational
                 Facilities Authority Revenue (Carleton
                 College)                                       Aa2/NR       5.300   11/01/13        1,045,590
      1,410,000  Minnesota State Higher Educational
                 Facilities Authority Revenue (Macalester
                 College), Series 6B                            Aa3/NR       5.000    3/01/14        1,531,218
      2,050,000  New Jersey State Educational Facility
                 Authority Revenue (Institues of
                 Technology), Series B, AMBAC Insured +         Aaa/AAA      5.000    7/01/21        2,175,009
      1,000,000  New Jersey State Educational Facility
                 Authority Revenue (Rowan University),
                 Series C, FGIC Insured +                       Aaa/AAA      5.250    7/01/13        1,095,880
      1,140,000  New York State Dormitory Authority
                 Revenue (Barnard College), AMBAC
                 Insured +                                      Aaa/AAA      5.250    7/01/16        1,192,942
      2,000,000  New York State Dormitory Authority
                 Revenue (Columbia University),
                 Series A                                       Aaa/AAA      5.250    7/01/21        2,168,700
      1,000,000  New York State Dormitory Authority
                 Revenue (Cornell University)                   Aa1/AA+      5.400    7/01/14        1,043,770
      1,000,000  Private Colleges & Universities
                 Authority (Emory University Project),
                 Series A                                       Aa2/AA       5.500   11/01/06        1,027,980
      1,500,000  Rio Grande City, Texas, Consolidated
                 Independent School District, PSF-GTD           NR/AAA       5.000    8/15/26        1,570,155
      1,000,000  Southwest Higher Education Authority
                 Revenue, (Southern Methodist University
                 Project), AMBAC Insured +                      Aaa/AAA      5.500   10/01/14        1,115,180
      1,000,000  Swarthmore Borough Authority
                 Pennsylvania (Swarthmore College)              Aa1/AA+      5.000    9/15/08        1,052,490

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$     1,000,000  Swarthmore Borough Authority
                 Pennsylvania (Swarthmore College)              Aa1/AA+      5.250%   9/15/09  $     1,073,900
        280,000  Texas A & M University Revenue                 Aa1/AA+      5.000    5/15/08          288,134
      2,260,000  Texas A & M University Revenue, Series A       Aa1/AA+      5.375    5/15/15        2,458,925
      2,000,000  Texas Technical University Revenue,
                 Series 9, AMBAC Insured +                      Aaa/AAA      5.000    2/15/12        2,162,300
      5,000,000  University of Illinois, Auxiliary
                 Facilities System, Series A, MBIA Insured +    Aaa/AAA      5.000    4/01/26        5,254,750
      2,405,000  University of Maryland Systems
                 Auxiliary Facilities & Tuition Revenue,
                 Series A                                       Aa2/AA       5.000    4/01/17        2,583,643
      4,000,000  University of Nebraska, Lincoln Student
                 Fees & Facilities, Series B                    Aa2/AA-      5.000    7/01/28        4,168,280
      1,000,000  University of North Carolina, Series A         Aa1/AA+      5.000   12/01/12        1,092,680
      1,000,000  University of Virginia, Series A               Aaa/AAA      5.000    6/01/06        1,014,340
      1,665,000  University of Virginia, Series B               Aaa/AAA      5.000    6/01/18        1,786,262
                                                                                               ---------------
                                                                                                    52,660,202
                                                                                               ---------------
                 General Obligations--29.2%
      1,000,000  Aldine, Texas, Independent School
                 District, PSF-GTD                              Aaa/AAA      5.375    2/15/09        1,029,400
      1,800,000  Anchorage, Alaska, Series A, MBIA Insured +    Aaa/AAA      5.500    6/01/20        2,006,388
      3,000,000  Austin, Texas                                  Aa2/AA+      5.000    9/01/17        3,190,860
      1,000,000  Bushland, Texas, Independent School
                 District, PSF-GTD                              NR/AAA       5.000    2/15/18        1,034,840
      5,000,000  California State Economic Recovery,
                 Series A                                       Aa3/AA-      5.000    7/01/15        5,423,550
      2,800,000  Charlotte, North Carolina, Series C            Aaa/AAA      5.000    4/01/13        3,062,472
      1,080,000  Chicago, Illinois Park District, Series C,
                 FGIC Insured+                                  Aaa/AAA      5.500    1/01/17        1,181,596
      3,000,000  Chicago, Illinois, FSA Insured +               Aaa/AAA      5.500    1/01/12        3,319,950
      3,800,000  Chicago, Illinois, Series A, FSA
                 Insured +                                      Aaa/AAA      5.250    1/01/29        4,064,670
      2,650,000  Connecticut State, Series D, FSA Insured +     Aaa/AAA      5.000    8/01/07        2,745,665
      2,000,000  Durham County, North Carolina, Series B        Aaa/AAA      5.000    4/01/15        2,158,640
      1,300,000  Harris County, Texas                           Aa1/AA+      5.000    8/15/14        1,342,926
        390,000  Houston, Texas, Public Improvement,
                 Series A                                       Aa3/AA-      5.250    3/01/13          411,766
      3,000,000  Houston, Texas, School District                Aaa/AAA      5.000    2/15/19        3,191,430
      2,000,000  Illinois State, 1st Series                     Aa3/AA       5.000    8/01/07        2,070,020
      1,140,000  King County, Washington, Public
                 Transportation, Series A                       Aa1/AA+      5.000   12/01/14        1,203,954

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$     1,575,000  Klein, Texas, Independent School
                 District                                       Aaa/AAA      5.000%   8/01/19  $     1,665,358
      2,375,000  Maryland State & Loan Facilities
                 Loan-1st Series B                              Aaa/AAA      5.250    7/15/06        2,421,028
      3,000,000  Massachusetts State, Series D, AMBAC
                 Insured +                                      Aaa/AAA      5.500   10/01/19        3,440,640
      1,340,000  Minnesota State                                Aa1/AAA      5.000   11/01/18        1,407,482
      1,290,000  Montana State, Long Range Building
                 Program, Series D                              Aa3/AA-      5.000    8/01/08        1,358,048
      2,760,000  Nevada State Municipal Bond Bank
                 Project #66 & #67, Series A                    Aa2/AA       5.250    5/15/10        2,908,046
      2,300,000  New York, New York                              A1/A+       5.000    8/01/08        2,417,047
      5,000,000  New York, New York                              A1/A+       5.000    8/01/09        5,297,600
      1,300,000  Ohio State Revenue, AMBAC
                 Insured +                                      Aaa/AAA      5.000   10/01/11        1,410,240
      3,000,000  Plano, Texas, Independent School
                 District, PSF-GTD                              Aaa/AAA      5.000    2/15/18        3,170,220
      2,155,000  Raleigh, North Carolina, Public
                 Improvement, Series A                          Aaa/AAA      3.250    4/01/16        2,028,458
      1,650,000  Socorro, Texas,  Independent School
                 District, PSF-GTD                              NR/AAA       5.375    8/15/19        1,797,395
      2,755,000  Texas State Refunding Water Financial
                 Assistance, Series A & C                       Aa1/AA       5.000    8/01/09        2,882,446
      3,385,000  Texas State Water Development                  Aa1/AA       5.500    8/01/16        3,521,551
      1,490,000  Washington State, Series R-98A                 Aa1/AA       5.000    7/01/12        1,535,549
      1,250,000  Washington State, Series R-98A                 Aa1/AA       5.000    7/01/14        1,288,213
                                                                                               ---------------
                                                                                                    75,987,448
                                                                                               ---------------
                 Healthcare--1.2%
      1,040,000  New Jersey Health Care Facilities
                 Financing Authority Revenue (Robert
                 Wood Johnson University Hospital)               A2/A        5.250    7/01/12        1,107,278
      2,000,000  Tampa Florida Revenue Health System -
                  Catholic Health East, MBIA Insured +          Aaa/AAA      5.500   11/15/06        2,054,719
                                                                                               ---------------
                                                                                                     3,161,997
                                                                                               ---------------
                 Housing--4.7%
      1,740,000  California Statewide Community
                 Development Authority Revenue                  Aaa/AAA      5.250    7/01/15        1,905,491
      1,210,000  Colorado Housing & Finance Authority
                 Single Family Mortgage Class I-A-4             Aaa/AAA      4.900   11/01/11        1,265,007
        715,000  Maine State Housing Authority-Housing
                 Mortgage Finance Program, Series C             Aa1/AA+      5.300   11/15/23          745,130

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$     1,240,000  Missouri State Housing Development
                 Single Family Mortgage Revenue
                 (Homeown Loan Program), Series A,
                 GNMA/FNMA Insured +                            NR/AAA       5.050%   9/01/24  $     1,267,392
      1,470,000  Nebraska Housing Finance Authority
                 Single Family, Series D,
                 GNMA/FNMA/FHLMC Insured+                       NR/AAA       5.250    9/01/22        1,510,205
      1,500,000  New York State Mortgage Agency,
                 Series 101                                     Aa1/NR       5.000   10/01/18        1,528,005
      1,000,000  Pennsylvania Housing Finance Agency
                 Single Family Mortgage, Series 73B             Aa2/AA+      5.000    4/01/16        1,032,420
      1,950,000  Texas State Department of Housing and
                 Community Affairs, Series A,
                 GNMA/FNMA/MBIA Insured +                       Aaa/AAA      5.450    9/01/23        2,029,286
        885,000  Vermont Housing Finance Agency,
                 Series 16A, FSA Insured +                      Aaa/AAA      4.850    5/01/11          895,912
                                                                                               ---------------
                                                                                                    12,178,848
                                                                                               ---------------
                 Other--3.3%
      1,000,000  New York State Dormitory Authority
                 Lease Revenue Court Facilities,
                 Westchester County, AMBAC Insured+             Aa1/AA+      5.250    8/01/13        1,064,910
      1,000,000  North Carolina Infrastructure Finance
                 Corp., Series A                                Aa2/AA+      5.000    2/01/22        1,054,090
      1,000,000  North Carolina Infrastructure Finance
                 Corp., Series A                                Aa2/AA+      5.000    2/01/23        1,051,730
      5,200,000  Oklahoma Development Finance
                 Authority Revenue (Samuel Roberts
                 Noble, Inc.)                                   Aaa/AAA      5.000    5/01/08        5,450,588
                                                                                               ---------------
                                                                                                     8,621,318
                                                                                               ---------------
                 Pre-Refunded/Escrowed Securities--11.3%
      1,250,000  Jacksonville, Florida, Electrical
                 Authority Revenue (St. John's River),
                 Series 11                                      Aa2/AA-      5.375   10/01/11        1,252,513
      1,000,000  Jacksonville, Florida, Health Facilities
                 Authority Hospital Revenue (Charity
                 Obligation Group), Series C, ETM               Aa2/NR       4.875    8/15/07        1,032,890
      1,135,000  Lower Colorado River Authority, Texas
                 Revenue, FSA Insured+, ETM                     Aaa/AAA      5.000    1/01/15        1,236,651
        115,000  Monroe County New York, AMBAC Insured +        Aaa/AAA      6.000    6/01/11          116,742
      2,000,000  New Jersey State Highway Authority
                 Garden State Parkway General Revenue, ETM      A1/AAA       5.150    1/01/07        2,053,880

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$        45,000  New Jersey State Turnpike Authority
                 Revenue, ETM                                   Aaa/AAA      5.875%   1/01/08  $        46,253
      3,000,000  New York City, New York Transitional
                 Finance Authority Revenue, Series B, ETM       Aa1/AAA      5.100   11/15/07        3,131,190
      8,505,000  North Carolina Eastern Municipal Power
                 Agency System Revenue,  Series  A, ETM         Aaa/BBB      5.000    1/01/17        9,271,470
      4,000,000  North Carolina Municipal Power Agency
                 No. 1, Catawaba Electric Revenue, ETM          A3/AAA       5.500    1/01/13        4,437,440
      1,000,000  Omaha, Nebraska, Series A, ETM                 Aaa/AAA      6.500   12/01/16       1,235,590
      5,000,000  Portland, Oregon Sewer System
                 Revenue, Series A, FGIC Insured+               Aaa/AAA      5.750    8/01/18        5,544,850
                                                                                               ---------------
                                                                                                    29,359,469
                                                                                               ---------------
                 Special Tax--3.3%
      1,100,000  Chicago, Illinois Sales Tax Revenue,
                 FGIC Insured +                                 Aaa/AAA      5.000    1/01/08        1,145,089
        100,000  Indiana Bond Bank Revenue, Series A            NR/AAA       5.750    2/01/06          100,953
      2,000,000  Indianapolis Industrial Local Public
                 Improvement Bank, Series A                     Aaa/AAA      5.500    2/01/08        2,106,020
      2,000,000  New York State Local Government
                 Assistance Corp., Series A, AMBAC
                 Insured +                                      Aaa/AAA      5.000    4/01/09        2,073,580
        100,000  New York State Local Government
                 Assistance Corp., Series A, VRDN               Aa2/AA-      2.720    4/01/22          100,000
      2,595,000  New York State Local Government
                 Assistance Corp., Series C                      A1/AA       6.000    4/01/12        2,937,358
                                                                                               ---------------
                                                                                                     8,463,000
                                                                                               ---------------
                 State Appropriation--4.3%
      2,000,000  Metropolitan Transportation Authority,
                 Series A, FGIC Insured+                        Aaa/AAA      5.250    4/01/13        2,120,300
      3,000,000  New York State Dormitory Authority
                 Revenue State University Educational
                 Facilities                                     A2/AA-       6.000    5/15/07        3,135,240
      2,450,000  New York State Dormitory Authority
                 Revenue, 4201 School Program                   A3/AA-       5.000    7/01/08        2,559,270
      3,100,000  New York State Dormitory Authority
                 Revenue, Series B, VRDN                        A2/AA-       5.250   11/15/23        3,364,337
                                                                                               ---------------
                                                                                                    11,179,147
                                                                                               ---------------

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 Transportation--11.3%
$     1,880,000  Florida State Turnpike Authority,
                 AMBAC Insured+                                 Aaa/AAA      5.000%   7/01/21  $     2,015,680
      4,470,000  Metropolitan Washington Airports
                 Authority, General Airport
                 Revenue, Series B, MBIA Insured +              Aaa/AAA      5.250   10/01/12        4,723,538
      2,100,000  New Hampshire State Turnpike System
                 Revenue, FSA Insured+                          Aaa/AAA      5.250   10/01/17        2,296,770
      3,340,000  New Jersey State Transportation Trust
                 Fund Authority Revenue                         Aaa/AAA      5.500    6/15/22        3,755,062
      1,000,000  New Jersey State Turnpike Authority
                 Revenue, Series A, FGIC Insured+               Aaa/AAA      5.000    1/01/19        1,062,810
      5,000,000  New Jersey State Turnpike Authority
                 Revenue, Series A, MBIA Insured+               Aaa/AAA      5.500    1/01/25        5,449,450
      1,200,000  New Jersey State Turnpike Authority
                 Revenue, Series C, MBIA-IBC
                 Insured +                                      Aaa/AAA      6.500    1/01/08        1,289,676
      4,000,000  New York, New York City Transitional
                 Financial Authority Revenue, Series A          Aa1/AAA      5.375   11/15/21        4,374,160
      1,000,000  New York State Bridge Authority
                 Revenue                                        Aa2/AA-      5.000    1/01/07        1,024,860
      1,200,000  New York State Thruway Authority
                 Second General Highway & Bridge Trust
                 Fund, Series A, MBIA Insured+                  Aaa/AAA      5.000    4/01/06        1,213,032
      2,105,000  Port of Seattle Washington Revenue,
                 Series A, FGIC Insured +                       Aaa/AAA      6.000   10/01/07        2,225,174
                                                                                               ---------------
                                                                                                    29,430,212
                                                                                               ---------------
                 Utilities--9.2%
      2,500,000  Austin, Texas, Utility System Revenue,
                 Series A, MBIA Insured +                       Aaa/AAA      5.000    5/15/07        2,553,975
      3,150,000  Dade County, Florida, Water & Sewer
                 System Revenue, FGIC Insured +                 Aaa/AAA      6.250   10/01/07        3,345,017
      1,000,000  Energy Northwest Washington Electrical
                 Revenue, Project No. 1, Series A, FSA
                 Insured +                                      Aaa/AAA      5.500    7/01/13        1,110,090
      1,960,000  Grant County, Washington, Public
                 Utility District No. 2, Series B, FGIC
                 Insured+                                       Aaa/AAA      5.250    1/01/24        2,067,075
      2,500,000  Long Island Power Authority, New York
                 Electric System Revenue, Series A, FSA
                 Insured+                                       Aaa/AAA      5.000   12/01/15        2,635,150
      4,000,000  Long Island Power Authority, New
                 York, Electric System Revenue,
                 Series B                                        A3/A-       5.250   12/01/12        4,379,959

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$     2,000,000  Michigan Municipal Bond Authority
                 Revenue, Clean Water Revolving Fund            Aaa/AAA      5.250%  10/01/18  $     2,171,100
        140,000  Nebraska Public Power District Revenue,
                 Series A, MBIA Insured+                        Aaa/AAA      5.250    1/01/14          147,298
      2,000,000  New York State Power Authority,
                 Series A                                       Aa2/AA-      5.000   11/15/19        2,138,200
      1,735,000  Omaha, Nebraska Public Power District,
                 Series A                                        NR/AA       7.625    2/01/12        1,990,323
      1,320,000  Rhode Island Clean Water Protection
                 Finance Agency, Series A                       Aaa/AAA      5.000   10/01/11        1,410,460
                                                                                                --------------
                                                                                                    23,948,647
                                                                                                --------------
                 Waste Management--0.4%
      1,000,000  Connecticut State Resource Recovery
                 Authority, Series A, MBIA Insured+             Aaa/AAA      5.500   11/15/12        1,046,010
                                                                                                --------------
                 Total Municipal Bonds
                 (Cost $251,663,509)                                                               256,036,298
                                                                                                ---------------

    NUMBER
   OF SHARES
---------------
                 TAX-EXEMPT MONEY MARKET FUND--0.2%
        502,550  BNY Hamilton New York Tax-Exempt
                 Money Fund (Hamilton Shares)
                 (Cost $502,550)                                 NR/NR     2.420(a)                    502,550
                                                                                               ---------------
                 Total Investments
                 (Cost $252,166,059) (b)--98.7%                                                    256,538,848
                 Other assets less liabilities--1.3%                                                 3,451,825
                                                                                               ---------------
                 Net Assets--100.0%                                                            $   259,990,673
                                                                                               ===============

AMBAC           American Municipal Bond Assurance Corp.
ETM             Escrowed to maturity.
FGIC            Financial Guaranty Insurance Company.
FHLMC           Federal Home Loan Mortgage Corp.
FNMA            Federal National Mortgage Association.
FSA             Financial Security Assurance.
GNMA            Government National Mortgage Association.
MBIA            Municipal Bond Investors Assurance.
MBIA-IBC        Municipal Bond Investors Assurance-Insured Bond Certificate.
NR              Not Rated.
PSF-GRD         Permanent School Fund Guarantee.

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

VRDN Variable Rate Demand Note, rate shown is in effect at September 30, 2005. Maturity date represents ultimate maturity.
*    Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $4,372,789 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,957,697 and aggregate gross unrealized depreciation of $584,908.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                 Diversification by State

                 September 30, 2005 (Unaudited)

-------------------------------------------------------------------------------

                                                                      % OF
                                                                      TOTAL
                                                        VALUE       NET ASSETS
                                                    -------------  ------------
Alaska                                              $   2,006,388           0.8%
California                                              7,329,041           2.8
Colorado                                                3,361,507           1.3
Connecticut                                             5,172,673           2.0
District of Columbia                                    7,428,588           2.9
Florida                                                 9,700,819           3.7
Georgia                                                 1,027,980           0.4
Illinois                                               22,065,975           8.5
Indiana                                                 3,741,912           1.4
Maine                                                     745,130           0.3
Maryland                                                5,004,671           1.9
Massachusetts                                           3,440,640           1.3
Michigan                                                2,171,100           0.8
Minnesota                                               3,984,290           1.5
Missouri                                                1,267,392           0.5
Montana                                                 1,358,048           0.5
Nebraska                                                9,051,696           3.5
Nevada                                                  2,908,046           1.1
New Hampshire                                           2,296,770           0.9
New Jersey                                             18,035,298           7.0
New York                                               50,016,352          19.2
North Carolina                                         24,156,980           9.3
Ohio                                                    1,410,240           0.6
Oklahoma                                                5,450,588           2.1
Oregon                                                  5,544,850           2.1
Pennsylvania                                            3,158,810           1.2
Rhode Island                                            1,410,460           0.5
Tennessee                                               3,010,687           1.2
Texas                                                  36,652,798          14.1
Vermont                                                   895,912           0.4
Virginia                                                2,800,602           1.1
Washington                                              9,430,055           3.6
New York Tax-Exempt Money Fund                            502,550           0.2
                                                    -------------  ------------
Total value of investments                            256,538,848          98.7
Other assets less liabilities                           3,451,825           1.3
                                                    -------------  ------------
Net Assets                                          $ 259,990,673         100.0%
                                                    -------------  ------------

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--36.8%
                 Federal Home Loan Mortgage Corp.--8.5%
$     1,075,000  2.75%, 8/15/06                                 $     1,060,586
      4,425,000  4.875%, 3/15/07                                      4,456,528
      1,400,000  5.75%, 4/15/08                                       1,445,072
        625,000  5.125%, 7/15/12                                        643,098
        350,000  6.25%, 7/15/32                                         418,005
                                                                ---------------
                                                                      8,023,289
                                                                ---------------
                 Federal National Mortgage Association--2.7%
        100,000  7.25%, 1/15/10                                         110,461
      1,225,000  4.375%, 3/15/13                                      1,209,062
        650,000  5.125%, 1/02/14                                        659,989
        200,000  5.00%, 4/15/15                                         205,720
        300,000  6.25%, 5/15/29                                         352,832
                                                                ---------------
                                                                      2,538,064
                                                                ---------------
                 Tennessee Valley Authority--0.2%
        165,000  6.15%, 1/15/38                                         196,158
                                                                ---------------
                 United States Treasury Bonds--3.3%
        875,000  7.25%, 8/15/22                                       1,143,242
        875,000  7.625%, 2/15/25                                      1,207,944
        650,000  5.375%, 2/15/31                                        728,203
                                                                ---------------
                                                                      3,079,389
                                                                ---------------
                 United States Treasury Notes--22.1%
        535,000  5.75%, 11/15/05                                        536,400
        525,000  4.625%, 5/15/06                                        526,825
         10,000  3.50%, 11/15/06                                          9,931
      5,675,000  2.75%, 8/15/07                                       5,531,797
      5,850,000  5.625%, 5/15/08                                      6,056,346
      2,125,000  4.75%, 11/15/08                                      2,159,117
      1,325,000  5.75%, 8/15/10                                       1,413,143
      1,175,000  5.00%, 8/15/11                                       1,220,945
        500,000  4.875%, 2/15/12                                        516,856
        575,000  4.25%, 11/15/14                                        570,890
      1,900,000  4.00%, 2/15/15                                       1,849,532
        475,000  4.25%, 8/15/15                                         472,031
                                                                ---------------
                                                                     20,863,813
                                                                ---------------
                 Total United States Government Agencies
                  & Obligations
                 (Cost $34,853,138)                                  34,700,713
                                                                ---------------

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 MORTGAGE-BACKED SECURITIES--32.1%
                 Federal Home Loan Mortgage Corp.--25.4%
$         1,592  Gold Pool #E00162
                 7.00%, 10/01/07                                $         1,630
          4,569  Gold Pool #E20195
                 7.50%, 9/01/10                                           4,824
            453  Gold Pool #G10573
                 7.50%, 9/01/11                                             479
         11,812  Gold Pool #E65603
                 7.00%, 10/01/11                                         12,332
         16,494  Pool #D93193
                 6.50%, 12/01/12                                         17,036
         42,240  Gold Pool #E68391
                 7.00%, 12/01/12                                         44,102
         25,559  Gold Pool #C90017
                 6.50%, 4/01/13                                          26,569
        134,145  Gold Pool #E00635
                 6.50%, 3/01/14                                         138,589
         62,368  Gold Pool #E00720
                 6.00%, 7/01/14                                          64,111
         11,634  Pool #275438
                 7.50%, 8/01/16                                          12,234
         37,595  Pool #170215
                 8.00%, 2/01/17                                          40,057
         28,563  Gold Pool #C90188
                 7.00%, 10/01/17                                         29,987
          3,701  Pool #555217
                 8.50%, 10/01/18                                          3,987
      1,885,099  Gold Pool # B11591
                 5.00%, 1/01/19                                       1,881,471
         77,726  Gold Pool #D93193
                 6.50%, 3/01/19                                          80,641
      1,519,259  Gold Pool #B14806
                 4.50%, 5/01/19                                       1,488,777
        599,641  Gold Pool #B19238
                 4.50%, 5/01/20                                         587,396
         11,133  Gold Pool #C90349
                 8.00%, 7/01/20                                          11,883
        340,413  Gold Pool #G18066
                 5.50%, 7/01/20                                         345,483
        496,201  Gold Pool #C90562
                 6.00%, 7/01/22                                         508,059
         52,750  Pool #D51845
                 5.50%, 4/01/24                                          52,816
                 7,366 Gold Pool #C80166
                 7.50%, 4/01/24                                           7,831
         65,060  Gold Pool #D54110
                 7.50%, 6/01/24                                          69,170
         31,123  Gold Pool #G00331
                 7.00%, 12/01/24                                         32,673

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        17,825  Gold Pool #C00453
                 6.50%, 4/01/26                                 $        18,405
         12,473  Gold Pool #D76456
                 7.50%, 12/01/26                                         13,258
          6,562  Gold Pool #G00752
                 7.50%, 8/01/27                                           6,975
        171,797  Gold Pool #C20273
                 6.00%, 6/01/28                                         175,434
          6,440  Gold Pool #C00664
                 7.50%, 9/01/28                                           6,838
         17,735  Gold Pool #C00658
                 6.50%, 10/01/28                                         18,300
         40,523  Gold Pool #C19286
                 6.00%, 12/01/28                                         41,315
         16,865  Gold Pool #C20338
                 6.00%, 1/01/29                                          17,194
         74,763  Gold Pool #G01169
                 5.50%, 1/01/30                                          74,965
         27,824  Gold Pool #C01024
                 7.50%, 7/01/30                                          29,504
             72  Gold Pool #C44362
                 7.50%, 11/01/30                                             76
         64,152  Gold Pool #C61574
                 5.50%, 12/01/31                                         64,242
        118,011  Gold Pool #C62800
                 6.00%, 1/01/32                                         120,139
        908,129  Gold Pool #C69955
                 6.50%, 8/01/32                                         934,783
        525,959  Gold Pool #C70842
                 6.00%, 9/01/32                                         535,229
        393,584  Gold Pool #C76042
                 6.00%, 1/01/33                                         400,521
        329,939  Gold Pool #G01564
                 6.00%, 4/01/33                                         335,890
      4,810,083  Gold Pool #A15088
                 5.50%, 10/01/33                                      4,815,104
      8,225,000  Gold Pool TBA
                 5.00%, 10/15/33                                      8,047,653
      2,853,801  Gold Pool #G08061
                 5.50%, 6/01/35                                       2,855,228
                                                                ---------------
                                                                     23,973,190
                                                                ---------------
                 Federal National Mortgage Association--3.3%
         23,982  Pool #303851
                 7.00%, 4/01/11                                          25,066
          6,870  Pool #313895
                 6.50%, 12/01/12                                          7,108
          6,133  Pool #50820
                 8.00%, 2/01/13                                           6,551

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        95,881  Pool #449294
                 5.50%, 2/01/14                                 $        97,421
         49,752  Pool #190663
                 7.00%, 3/01/14                                          52,469
         65,388  Pool #598032
                 6.00%, 8/01/14                                          67,298
            319  Pool #527268
                 7.00%, 11/01/14                                            334
         56,679  Pool #535633
                 5.50%, 12/01/14                                         57,594
         78,662  Pool #535377
                 8.00%, 6/01/15                                          84,345
         83,279  Pool #553721
                 8.50%, 9/01/15                                          89,236
         10,146  Pool #350055
                 8.00%, 4/01/16                                          10,300
        107,381  Pool #6222
                 9.00%, 4/01/16                                         113,703
          8,740  Pool #408241
                 6.00%, 2/01/18                                           8,960
        177,360  Pool #254802
                 4.50%, 7/01/18                                         173,984
        404,442  Pool #254044
                 6.50%, 10/01/21                                        419,348
        170,883  Pool #254232
                 6.50%, 3/01/22                                         177,089
         31,469  Pool #50544
                 8.00%, 3/01/22                                          33,752
         11,438  Pool #50774
                 7.00%, 8/01/23                                          12,029
         18,000  Pool #406605
                 6.00%, 5/01/24                                          18,371
         20,238  Pool #326556
                 6.50%, 10/01/25                                         20,914
         65,542  Pool #406382
                 7.25%, 11/01/25                                         69,179
         74,340  Pool #335054
                 6.00%, 1/01/26                                          76,323
          7,513  Pool #313275
                 7.50%, 4/01/26                                           7,972
         50,336  Pool #545646
                 7.00%, 9/01/26                                          52,922
          7,751  Pool #421027
                 7.50%, 11/01/26                                          8,225
         25,752  Pool #251498
                 6.50%, 2/01/28                                          26,605
         51,667  Pool #494507
                 5.00%, 11/01/28                                         50,593
         17,921  Pool #252333
                 6.00%, 1/01/29                                          18,382

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$        23,823  Pool #252211
                 6.00%, 1/01/29                                 $        24,273
         16,611  Pool #323824
                 8.00%, 5/01/29                                          17,795
          3,003  Pool #253395
                 8.50%, 7/01/30                                           3,264
          3,561  Pool #190312
                 6.50%, 4/01/31                                           3,671
          4,228  Pool #589646
                 6.50%, 6/01/31                                           4,358
        112,101  Pool #661452
                 6.50%, 7/01/32                                         116,718
        537,742  Pool #789291
                 4.50%, 5/01/33                                         512,604
         84,806  Pool #756744
                 5.00%, 12/01/33                                         83,216
        125,148  Pool #757503
                 5.50%, 2/01/34                                         125,157
        481,218  Pool #255412
                 6.00%, 10/01/34                                        489,189
                                                                ---------------
                                                                      3,166,318
                                                                ---------------
                 Government National Mortgage Association--3.4%
         23,585  Pool #359959
                 6.50%, 12/15/08                                         24,264
        107,674  Pool #421769
                 7.50%, 9/15/11                                         113,430
         87,130  Pool #490725
                 6.00%, 10/15/13                                         90,203
         20,087  Pool #469940
                 6.00%, 1/15/14                                          20,801
          6,036  Pool #434573
                 7.50%, 10/15/14                                          6,392
         81,126  Pool #569502
                 5.00%, 1/15/17                                          81,614
         50,574  Pool #569626
                 6.00%, 2/15/17                                          52,333
         15,660  Pool #203737
                 8.00%, 2/15/17                                          16,768
        493,381  Pool #596648
                 5.00%, 10/15/17                                        496,349
        366,296  Pool #591765
                 5.00%, 10/15/17                                        368,500
        109,899  Pool #604957
                 4.50%, 1/15/19                                         108,464
        121,303  Pool #582985
                 4.50%, 6/15/19                                         119,719
         60,500  Pool #780021
                 7.50%, 12/15/23                                         64,656

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$         3,811  Pool #2038
                 8.50%, 7/20/25                                 $         4,173
         29,829  Pool #430097
                 8.25%, 10/15/26                                         32,325
         15,098  Pool #780585
                 8.25%, 6/15/27                                          16,321
          4,872  Pool #412334
                 7.00%, 10/15/27                                          5,133
          5,739  Pool #2547
                 6.50%, 2/20/28                                           5,956
          1,631  Pool #464686
                 6.50%, 7/15/28                                           1,701
          4,951  Pool  #482878
                 7.00%, 12/15/28                                          5,212
        121,127  Pool #780958
                 6.00%, 1/15/29                                         124,207
         60,492  Pool #487634
                 6.50%, 8/15/29                                          63,043
          3,326  Pool #516531
                 8.00%, 5/15/30                                           3,562
             90  Pool #511772
                 8.00%, 11/15/30                                             96
          6,004  Pool #511023
                 6.50%, 2/15/31                                           6,249
            238  Pool #485393
                 7.00%, 4/15/31                                             250
         13,291  Pool #471763
                 6.50%, 5/15/31                                          13,833
         12,894  Pool #551101
                 6.00%, 11/15/31                                         13,211
        501,325  Pool #622630
                 5.50%, 11/15/33                                        506,406
        333,067  Pool #628058
                 5.50%, 12/15/33                                        336,444
         62,615  Pool #3662
                 3.50%, 5/20/34                                          56,186
        422,441  Pool #640904
                 5.00%, 4/15/35                                         418,280
                                                                ---------------
                                                                      3,176,081
                                                                ---------------
                 Total Mortgage-Backed Securities
                 (Cost $30,517,351)                                  30,315,589
                                                                ---------------

                 CORPORATE BONDS--23.8%
                 Aerospace/Defense--0.5%
        180,000  General Dynamics Corp.
                 4.25%, 5/15/13                                         173,841
         75,000  Lockheed Martin Corp.
                 8.50%, 12/01/29                                        103,474

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       190,000  Raytheon Co.
                 4.85%, 1/15/11                                 $       189,535
                                                                ---------------
                                                                        466,850
                                                                ---------------
                 Auto Manufacturers--0.3%
        225,000  DaimlerChrysler NA Holdings
                 6.50%, 11/15/13                                        237,889
                                                                ---------------
                 Banks--1.9%
        325,000  Bank of America Corp.
                 5.375%, 6/15/14                                        334,788
        200,000  Fifth Third Bank
                 4.20%, 2/23/10                                         196,335
        310,000  Mercantile Bankshares Corp.
                 4.625%, 4/15/13                                        304,384
        150,000  Royal Bank of Scotland Group PLC
                  (Great Britain)
                 5.00%, 10/01/14                                        150,861
        225,000  U.S. Bank NA
                 4.95%, 10/30/14                                        225,238
        200,000  Wachovia Corp.
                 5.25%, 8/01/14                                         202,804
        325,000  Wells Fargo & Co.
                 3.50%, 4/04/08                                         317,163
                                                                ---------------
                                                                      1,731,573
                                                                ---------------
                 Beverages--0.4%
         80,000  Coca-Cola Enterprises, Inc.
                 5.25%, 5/15/07                                          80,881
        100,000  Coca-Cola Enterprises, Inc.
                 7.125%, 8/01/17                                        117,025
        150,000  Diageo Capital PLC (Great Britain)
                 3.50%, 11/19/07                                        146,658
                                                                ---------------
                                                                        344,564
                                                                ---------------
                 Building Materials--0.1%
         57,000  Vulcan Materials Co.
                 6.40%, 2/01/06                                          57,275
                                                                ---------------
                 Chemicals--0.4%
        300,000  du Pont (E.I.) de Nemours & Co.
                 6.875%, 10/15/09                                       324,371
                                                                ---------------
                 Computers--0.3% 100,000 IBM Corp.
                 4.375%, 6/01/09                                         99,378

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       150,000  IBM Corp.
                 7.00%, 10/30/25                                $       178,357
                                                                ---------------
                                                                        277,735
                                                                ---------------
                 Diversified Financial Services--6.2%
        225,000  Bear Stearns Cos., Inc.
                 4.55%, 6/23/10                                         222,584
        135,000  Boeing Capital Corp.
                 5.75%, 2/15/07                                         137,079
        200,000  Capital One Bank
                 5.125%, 2/15/14                                        197,032
        375,000  CIT Group, Inc.
                 5.00%, 2/01/15                                         369,456
        350,000  Citigroup, Inc.
                 6.50%, 1/18/11                                         377,355
        200,000  Countrywide Home Loans, Inc.
                 4.125%, 9/15/09                                        194,229
        100,000  Credit Suisse First Boston USA, Inc.
                 7.125%, 7/15/32                                        121,014
        575,000  Ford Motor Credit Co.
                 7.375%, 10/28/09                                       555,420
        100,000  Ford Motor Credit Co.
                 7.00%, 10/01/13                                         92,736
        225,000  General Electric Capital Corp.
                 6.75%, 3/15/32                                         264,651
        225,000  Goldman Sachs Group, Inc.
                 6.60%, 1/15/12                                         243,914
        150,000  Household Financial Co.
                 4.75%, 7/15/13                                         146,405
        325,000  International Lease Finance Corp.
                 6.375%, 3/15/09                                        340,479
        525,000  J.P. Morgan Chase & Co.
                 6.625%, 3/15/12                                        570,338
        150,000  John Deere Capital Corp.
                 5.10%, 1/15/13                                         151,790
        150,000  Lehman Brothers Holdings, Inc.
                 4.25%, 1/27/10                                         146,748
        105,000  Lehman Brothers Holdings, Inc.
                 7.875%, 8/15/10                                        118,868
        200,000  MBNA Corp.
                 5.00%, 5/04/10                                         201,619
        200,000  Merrill Lynch & Co.
                 4.25%, 2/08/10                                         195,520
        165,000  Merrill Lynch & Co.
                 Series B
                 3.70%, 4/21/08                                         161,336
        150,000  Morgan Stanley
                 4.00%, 1/15/10                                         145,169

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       200,000  National Rural Utilities Cooperative
                 Finance Corp.
                 3.00%, 2/15/06                                 $       199,073
        325,000  Salomon Smith Barney
                 Holdings, Inc.
                 5.875%, 3/15/06                                        327,310
        225,000  Toyota Motor Credit Corp.
                 5.50%, 12/15/08                                        231,552
        175,000  Washington Mutual Finance Corp.
                 6.25%, 5/15/06                                         176,976
                                                                ---------------
                                                                      5,888,653
                                                                ---------------
                 Electric--1.4%
        100,000  ConEdison Co., Inc.
                 5.30%, 3/01/35                                          97,966
        300,000  Constellation Energy Group, Inc.
                 7.00%, 4/01/12                                         329,798
        100,000  Exelon Corp.
                 4.90%, 6/15/15                                          94,681
        150,000  Florida Power & Light Co.
                 5.65%, 2/01/35                                         153,487
         75,000  NiSource Finance Corp.
                 7.875%, 11/15/10                                        84,322
        325,000  Ontario Electricity Financial Corp. (Canada)
                 6.10%, 1/30/08                                         335,953
        250,000  Virginia Electric & Power Co.
                 5.25%, 12/15/15                                        250,410
                                                                ---------------
                                                                      1,346,617
                                                                ---------------
                 Electronics--0.2%
        200,000  Honeywell International, Inc.
                 7.00%, 3/15/07                                         206,847
                                                                ---------------
                 Food--0.8%
        250,000  Kraft Foods, Inc.
                 5.625%, 11/01/11                                       258,305
        385,000  Kroger Co.
                 6.80%, 12/15/18                                        415,679
        125,000  Safeway, Inc.
                 4.95%, 8/16/10                                         122,112
                                                                ---------------
                                                                        796,096
                                                                ---------------
                 Holding Companies-Diversified--0.3%
        250,000  NiSource Capital Markets, Inc.
                 7.99%, 4/01/22                                         295,076
                                                                ---------------

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Insurance--1.6%
$       325,000  Aegon NV (Netherlands)
                 4.75%, 6/01/13                                 $       317,444
        325,000  Aetna, Inc.
                 7.125%, 8/15/06                                        332,091
        200,000  Allstate Corp.
                 7.20%, 12/01/09                                        217,629
         70,000  Marsh & McLennan Cos., Inc.
                 5.875%, 8/01/33                                         63,401
        175,000  MetLife, Inc.
                 5.00%, 11/24/13                                        174,031
        250,000  Prudential Financial, Inc.
                 5.10%, 9/20/14                                         250,197
        200,000  Travelers Property Casualty Corp.
                 5.00%, 3/15/13                                         195,948
                                                                ---------------
                                                                      1,550,741
                                                                ---------------
                 Internet--0.0%
         3,000   USA Networks, Inc.
                 6.75%, 11/15/05                                          3,006
                                                                ---------------
                 Machinery-Construction & Mining--0.1%
         75,000  Caterpillar, Inc.
                 7.30%, 5/01/31                                          94,629
                                                                ---------------
                 Media--1.4%
        475,000  Comcast Cable Communications
                 6.75%, 1/30/11                                         510,748
         47,000  Comcast Cable Communications
                 8.875%, 5/01/17                                         59,708
        275,000  Cox Communications, Inc.
                 6.75%, 3/15/11                                         293,525
        120,000  News America Holdings
                 8.15%, 10/17/36                                        147,222
        250,000  Time Warner, Inc.
                 6.875%, 5/01/12                                        273,222
         75,000  Walt Disney Co.
                 6.375%, 3/01/12                                         80,560
                                                                ---------------
                                                                      1,364,985
                                                                ---------------
                 Mining--0.5%
        250,000  Alcoa, Inc.
                 6.00%, 1/15/12                                         264,524
        250,000  BHP Billiton Finance (Australia)
                 4.80%, 4/15/13                                         248,578
                                                                ---------------
                                                                        513,102
                                                                ---------------

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Oil & Gas--1.5%
$        50,000  Amerada Hess Corp.
                 7.875%, 10/01/29                               $        61,325
        125,000  Conoco, Inc.
                 6.95%, 4/15/29                                         152,161
        200,000  Devon Financing Corp.
                 7.875%, 9/30/31                                        251,856
        175,000  Exxon Mobil Corp.
                 8.625%, 8/15/21                                        245,934
        100,000  Nexen, Inc. (Canada)
                 5.875%, 3/10/35                                         98,020
         95,000  Noble Affiliates, Inc.
                 8.00%, 4/01/27                                         116,848
        125,000  Norsk Hydro ASA (Norway)
                 7.75%, 6/15/23                                         159,213
        300,000  Pemex Project Funding Master Trust
                 7.875%, 2/01/09                                        324,750
                                                                ---------------
                                                                      1,410,107
                                                                ---------------
                 Pharmaceuticals--0.6%
        275,000  Abbott Laboratories
                 5.625%, 7/01/06                                        277,622
        129,000  Bristol-Myers Squibb Co.
                 5.75%, 10/01/11                                        135,312
        125,000  Wyeth
                 5.50%, 3/15/13                                         128,195
                                                                ---------------
                                                                        541,129
                                                                ---------------
                 Pipelines--0.3%
        105,000  Duke Capital Corp.
                 7.50%, 10/01/09                                        114,623
        140,000  Texas Eastern Transmission Corp.
                 7.30%, 12/01/10                                        154,417
                                                                ---------------
                                                                        269,040
                                                                ---------------
                 Real Estate--0.3%
        275,000  EOP Operating LP
                 4.75%, 3/15/14                                         264,851
                                                                ---------------

                 Retail--0.9%
        100,000  Federated Department Stores, Inc.
                 6.30%, 4/01/09                                         104,244
        275,000  Federated Department Stores, Inc.
                 7.00%, 2/15/28                                         297,893
        120,000  Target Corp.
                 6.35%, 1/15/11                                         128,758

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       150,000  Wal-Mart Stores, Inc.
                 6.875%, 8/10/09                                $       161,558
         70,000  Wal-Mart Stores, Inc.
                 7.55%, 2/15/30                                          88,997
         75,000  Wal-Mart Stores, Inc.
                 5.25%, 9/01/35                                          72,580
                                                                ---------------
                                                                        854,030
                                                                ---------------
                 Savings & Loans--0.1%
        100,000  Washington Mutual Bank
                 5.50%, 1/15/13                                         102,126
                                                                ---------------
                 Telecommunications--2.9%
        205,000  AT&T Wireless Services, Inc.
                 7.875%, 3/01/11                                        233,392
         75,000  BellSouth Corp.
                 6.00%, 11/15/34                                         75,314
        350,000  British Telecom PLC (Great Britain)
                 8.875%, 12/15/30 (a)                                   474,751
        215,000  Deutsche Telekom International Finance BV
                  (Netherlands)
                 8.50%, 6/15/10 (b)                                     243,751
         80,000  GTE Corp.
                 6.94%, 4/15/28                                          87,452
        250,000  Koninklijke KPN NV (Netherlands)
                 8.00%, 10/01/10                                        283,531
        175,000  SBC Communications, Inc.
                 5.875%, 2/01/12                                        183,025
        285,000  Sprint Capital Corp.
                 6.125%, 11/15/08                                       295,951
         50,000  Sprint Capital Corp.
                 8.75%, 3/15/32                                          67,046
        100,000  Telecom Italia Capital SA (Luxembourg)
                 5.25%, 10/01/15                                         98,263
        250,000  Verizon Global Funding Corp.
                 7.25%, 12/01/10                                        276,291
         85,000  Verizon Global Funding Corp.
                 7.75%, 12/01/30                                        103,554
        175,000  Vodafone Group PLC (Great Britain)
                 7.75%, 2/15/10                                         195,198
        150,000  Vodafone Group PLC (Great Britain)
                 6.25%, 11/30/32                                        161,771
                                                                ---------------
                                                                      2,779,290
                                                                ---------------
                 Transportation--0.8%
        175,000  Burlington Northern Santa Fe Corp.
                 6.75%, 3/15/29                                         201,085

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       250,000  Norfolk Southern Corp.
                 7.05%, 5/01/37                                 $       298,777
        225,000  Union Pacific Corp.
                 5.375%, 5/01/14                                        229,583
                                                                ---------------
                                                                        729,445
                                                                ---------------
                 Total Corporate Bonds
                 (Cost $21,946,989)                                  22,450,027
                                                                ---------------
                 COMMERCIAL MORTGAGE BACKED SECURITIES--2.9%
         26,181  Asset Securitization Corp.,
                 Series 1995-MD4, Class A1
                 7.10%, 8/13/29                                          26,788
        125,574  Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 1999-WF2, Class A1
                 6.80%, 7/15/31                                         128,219
        100,000  Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2002-TOP6, Class  A2
                 6.46%, 10/15/36                                        107,842
        250,000  Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2003-T12, Class A4
                 4.68%, 8/13/39                                         245,788
        325,000  Bear Stearns Commercial
                 Mortgage Securities, Inc., Series
                 2003-T10, Class A2
                 4.74%, 3/13/40                                         320,259
        136,632  Commercial Mortgage
                 Acceptance Corp.,
                 Series 1997-ML1, Class A2
                 6.53%, 12/15/30                                        138,886
        225,000  CS First Boston Mortgage
                 Securities Corp.,
                 Series 2000-C1, Class A2
                 7.545%, 4/14/62                                        246,806
        375,000  CS First Boston Mortgage
                 Securities Corp.,
                 Series 2001-CK3, Class A4
                 6.53%, 6/15/34                                         403,964
        325,000  DLJ Commercial Mortgage Corp.,
                 Series 2000-CKP1, Class A1B
                 7.18%, 8/10/10                                         354,940
         64,859  DLJ Commercial Mortgage Corp.,
                 Series 1998-CF2, Class A1A
                 5.88%, 11/12/31                                         65,371

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$       225,000  GE Capital Commercial Mortgage Corp.,
                 Series 2002 - 1A, Class A3
                 6.27%, 12/10/35                                $       240,756
         50,000  JP Morgan Chase Commercial Mortgage
                  Securities Corp.,
                 Series 2004 - LN2, Class A2
                 5.12%, 7/15/41                                          50,275
        325,000  LB-UBS Commercial
                 Mortgage Trust,
                 Series 2003-C3, Class A4
                 4.17%, 5/15/32                                         308,785
        100,000  Morgan Stanley Dean Witter
                 Capital I,
                 Series 2001-TOP1, Class A4
                 6.66%, 2/15/33                                         107,698
                                                                ---------------
                 Total Commercial Mortgage Backed Securities
                 (Cost $2,819,869)                                    2,746,377
                                                                ---------------
                 ASSET-BACKED SECURITIES--2.1%
                 Automobile ABS--0.1%
        110,704  AmeriCredit Automobile Receivables
                 Trust, Series 2002 - EM, Class A3A
                 2.97%, 3/06/07                                         110,653
                                                                ---------------
                 Credit Card ABS--1.1%
        285,000  Discover Card Master Trust I,
                 Series 1996-3, Class A
                 6.05%, 8/18/08                                         286,877
        735,000  MBNA Credit Card Master
                 Note Trust,
                 Series 2001-A1, Class A1
                 5.75%, 10/15/08                                        741,184
         11,864  Sears Credit Account Master Trust,
                 Series 1999-3, Class A
                 6.45%, 11/17/09                                         11,876
          6,000  Standard Credit Card Master Trust,
                 Series 1995-9, Class A
                 6.55%, 10/07/07                                          6,003
                                                                ---------------
                                                                      1,045,940
                                                                ---------------
                 Diversified Financial Services--0.9%
        775,000  MBNA Master Credit Card Trust,
                 Series 1999-J, Class A
                 7.00%, 2/15/12                                         842,105
                                                                ---------------
                 Total Asset-Backed Securities
                 (Cost $2,047,562)                                    1,998,698
                                                                ---------------

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 FOREIGN GOVERNMENT AGENCIES &
                  OBLIGATIONS--2.1%
$       175,000  Quebec Province (Canada)
                 5.75%, 2/15/09                                 $       181,554
        350,000  Republic of Chile (Chile)
                 5.50%, 1/15/13                                         364,665
        125,000  Republic of Hungary (Hungary)
                 4.75%, 2/03/15                                         123,344
        625,000  Republic of Italy (Italy)
                 4.50%, 1/21/15                                         614,342
        150,000  Republic of Korea (South Korea)
                 4.875%, 9/22/14                                        148,464
        500,000  United Mexican States (Mexico)
                 5.875%, 1/15/14                                        517,000
                                                                ---------------
                 Total Foreign Government Agencies &
                  Obligations
                 (Cost $1,951,476)                                    1,949,369
                                                                ---------------

                 TRUST PREFERRED BOND--0.2%
                 Banks--0.2%
        150,000  Bank of America Corp. Capital Trust V
                 5.625%, 3/08/35
                 (Cost $148,870)                                        146,102
                                                                ---------------

    NUMBER
   OF SHARES
---------------
                 MONEY MARKET FUND--8.6%
      8,135,450  BNY Hamilton Money Fund
                 (Hamilton Shares), 3.58% (c)
                 (Cost $8,135,450)                                    8,135,450
                                                                ---------------
                 Total Investments
                 (Cost $102,420,705) (d)--108.6%                    102,442,325
                 Liabilities in excess of other assets--(8.6%)       (8,126,523)
                                                                ---------------
                 Net Assets--100.0%                             $    94,315,802
                                                                ===============

                 BNY HAMILTON U.S. BOND MARKET INDEX FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

TBA  To be announced.
(a) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poors, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security currently rated Baa1/A-.
(b) The coupon on this security along with its rating. If its rating falls below single A by either Moody's Standard & Poors, the coupon steps up 50 basis points. If previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated A3/A-.
(c)  Represents annualized 7 day yield at September 30, 2005.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $21,620 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,042,607 and aggregate gross unrealized depreciation of $1,020,987.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON ENHANCED INCOME FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 ASSET-BACKED SECURITIES--47.5%
                 Auto Floor Plan Asset-Backed Securities--2.4%
$     3,000,000  Ford Credit Floorplan Master Owner Trust,
                 Series 2004-1, Class A
                 3.81%, 7/15/09 FRN                             $     3,003,641
                                                                ---------------
                 Automobile Asset-Backed Securities--20.4%
        308,409  Capital One Auto Finance Trust,
                 Series 2002-C, Class A3A
                 2.65%, 4/16/07                                         308,439
      1,536,833  Capital One Prime Auto Receivables Trust,
                 Series 2003-2, Class A3
                 3.85%, 9/17/07 FRN                                   1,538,081
      3,000,000  Capital One Prime Auto Receivables Trust,
                 Series 2005-1, Class A1
                 3.95%, 9/15/06                                       3,000,446
        930,365  Harley-Davidson Motorcycle Trust,
                 Series 2003-4, Class A1
                 1.47%, 4/15/08                                         925,981
      2,045,070  Harley-Davidson Motorcycle Trust,
                 Series 2004-2, Class A1
                 2.18%, 1/15/09                                       2,027,645
      1,654,448  Honda Auto Receivables Owner Trust,
                 Series 2004-2, Class A2
                 2.52%, 2/15/07                                       1,650,691
      3,327,007  Honda Auto Receivables Owner Trust,
                 Series 2004-3, Class A2
                 2.48%, 5/18/07                                       3,312,085
      2,909,902  Nissan Auto Lease Trust,
                 Series 2003-A, Class A3A
                 3.91%, 6/15/09 FRN                                   2,913,964
      1,241,350  USAA Auto Owner Trust,
                 Series 2004-2, Class A2
                 2.41%, 2/15/07                                       1,239,622
      3,433,445  USAA Auto Owner Trust,
                 Series 2004-3, Class A2
                 2.79%, 6/15/07                                       3,424,928
         95,553  WFS Financial Owner Trust,
                 Series 2003-1, Class A3
                 2.03%, 8/20/07                                          95,516
      5,000,000  WFS Financial Owner Trust,
                 Series 2004-1, Class A3
                 2.19%, 6/20/08                                       4,966,814
                                                                ---------------
                                                                     25,404,212
                                                                ---------------
                 Credit Card Asset-Backed Securities--4.3%
      1,500,000  Citibank Credit Card Issuance Trust,
                 Series 2003-A2, Class A2
                 2.70%, 1/15/08                                       1,494,567

                 BNY HAMILTON ENHANCED INCOME FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     4,000,000  Citibank Credit Card Issuance Trust,
                 Series 2004-A1, Class A1
                 2.55%, 1/20/09                                 $     3,903,956
                                                                ---------------
                                                                      5,398,523
                                                                ---------------
                 Home Equity Asset-Backed Securities--5.1%
      4,300,000  Argent Securities, Inc.,
                 Series 2004-W5, Class AF4
                 4.01%, 4/25/34                                       4,238,964
        938,665  Centex Home Equity,
                 Series 2004-C, Class AF1
                 2.82%, 1/25/19                                         934,877
        138,816  GSAMP Trust,
                 Series 2004-FM1, Class A2A
                 4.06%, 11/25/33 FRN                                    138,899
        964,092  Residential Asset Securities Corp.,
                 Series 2003-KS10, Class AI2
                 2.71%, 5/25/26                                         961,941
                                                                ---------------
                                                                      6,274,681
                                                                ---------------
                 Other Asset-Backed Securities--15.3%
      2,590,251  CIT Equipment Collateral,
                 Series 2003-EF1, Class A3
                 3.96%, 1/20/08 FRN                                   2,593,280
        944,436  CIT Equipment Collateral,
                 Series 2005-VT1, Class A1
                 3.07%, 3/20/06                                         944,130
      3,263,803  CNH Equipment Trust,
                 Series 2004-A, Class A2
                 2.42%, 3/15/07                                       3,251,010
      2,500,000  John Deere Owner Trust,
                 Series 2004-A, Class A3
                 2.32%, 12/17/07                                      2,464,053
      2,000,000  John Deere Owner Trust,
                 Series 2005-A, Class A2
                 3.79%, 12/17/07                                      1,991,250
        865,640  Residential Asset Mortgage Products Inc.,
                 Series 2003-RS7, Class AI3
                 3.68%, 9/25/27                                         863,187
      2,014,038  Residential Asset Mortgage Products Inc.,
                 Series 2003-RS7, Class AIIB
                 4.17%, 8/25/33 FRN                                   2,020,604
        991,238  Residential Asset Securities Corp.,
                 Series 2003-KS11, Class AIIB
                 4.13%, 1/25/34 FRN                                     994,159

                 BNY HAMILTON ENHANCED INCOME FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     3,875,000  Structured Asset Securities Corp.,
                 Series 2004-17XS, Class A2
                 4.45%, 9/25/34                                 $     3,860,326
                                                                ---------------
                                                                     18,981,999
                                                                ---------------
                 Total Asset-Backed Securities
                 (Cost $59,275,397)                                  59,063,056
                                                                ---------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--20.2%
                 Federal Home Loan Mortgage Corp.--7.0%
      1,180,342  FHLMC,
                 Series 2617, Class UA
                 3.00%, 6/15/09                                       1,176,096
      1,565,458  FHLMC,
                 Series 2643, Class LA
                 4.50%, 1/15/11                                       1,564,597
      1,865,045  FHLMC Stated Final,
                 Series SF2, Class GB
                 2.02%, 12/15/08                                      1,853,569
      3,527,515  FHLMC Stated Final,
                 Series SF4, Class B
                 2.37%, 12/15/09                                      3,451,962
        152,810  FHLMC Structured Pass
                 Through Securities,
                 Series H005, Class A2
                 2.55%, 8/15/07 VRN                                     152,201
        492,001  FHLMC Structured Pass
                 Through Securities,
                 Series H009, Class A2
                 1.876%, 3/15/08                                        487,888
          8,459  FHLMC Structured Pass
                 Through Securities,
                 Series H010, Class A1
                 1.582%, 9/15/08                                          8,459
                                                                ---------------
                                                                      8,694,772
                                                                ---------------
                 Federal National Mortgage Association--8.0%
      2,727,308  FNMA,
                 Series 2003-41, Class YN
                 4.00%, 5/25/17                                       2,718,445
         96,137  FNMA,
                 Series 2003-43, Class LA
                 3.00%, 3/25/24                                          95,937
        999,055  FNMA,
                 Series 2004-1, Class GK
                 3.00%, 12/25/12                                        988,877

                 BNY HAMILTON ENHANCED INCOME FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$     3,657,330  FNMA,
                 Series 2005-57, Class CK
                 5.00%, 7/25/35                                 $     3,653,139
      2,500,000  FNMA Final Maturity Amortizing Notes,
                 Series 2005-2, Class 1
                 4.00%, 2/25/10                                       2,469,531
                                                                ---------------
                                                                      9,925,929
                                                                ---------------
                 Whole Loan Collateral CMO--5.2%
        855,049  Granite Mortgages PLC, (Great Britain)
                 Series 2003-1, Class 1A2
                 3.81%, 1/20/20 FRN                                     855,672
      2,871,799  Structured Adjustable Rate Mortgage Loan,
                 Series 2005-17, Class 4A2
                 5.15%, 8/25/35                                       2,866,414
      1,907,805  Washington Mutual, Inc.,
                 Series 2004-AR7, Class A1
                 2.34%, 7/25/34                                       1,904,020
        876,182  Wells Fargo Mortgage-Backed
                 Securities Trust,
                 Series 2004-N, Class A1
                 2.55%, 8/25/34                                         874,679
                                                                ---------------
                                                                      6,500,785
                                                                ---------------
                 Total Collateralized Mortgage Obligations
                 (Cost $25,269,090)                                  25,121,486
                                                                ---------------

                 UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--16.7%
                 Federal National Mortgage Association--8.0%
      5,000,000  2.50%, 6/15/06                                       4,939,290
      2,500,000  4.00%, 8/08/06                                       2,492,923
      2,500,000  4.05%, 8/14/06                                       2,493,605
                                                                ---------------
                                                                      9,925,818
                                                                ---------------
                 United States Treasury Notes--8.7%
      6,000,000  1.875%, 1/31/06                                      5,964,846
      5,000,000  2.375%, 8/31/06                                      4,924,805
                                                                ---------------
                                                                     10,889,651
                                                                ---------------
                 Total United States Government Agencies &
                  Obligations
                 (Cost $20,866,206)                                  20,815,469
                                                                ---------------

                 BNY HAMILTON ENHANCED INCOME FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 COMMERCIAL PAPER--9.9%
                 Asset-Backed Securities--9.9%
$     5,000,000  Blue Bell Funding Corp.
                 3.78%, 10/26/05                                $     4,987,850
      4,000,000  Ivory Funding Corp.
                 3.77%, 10/03/05                                      4,000,000
      3,275,000  Waterfront Funding Corp.
                 3.90%, 10/03/05                                      3,275,000
                                                                ---------------
                 Total Commercial Paper
                 (Cost $12,260,348)                                  12,262,850
                                                                ---------------
                 CORPORATE BONDS--5.6%
                 Diversified Financial Services--4.0%
      5,000,000  John Deere Capital Corp.
                 3.91%, 8/24/06 FRN                                   5,004,105
                                                                ---------------
                 Oil & Gas--1.6%
      2,000,000  ChevronTexaco Capital Co. (Canada)
                 3.50%, 9/17/07                                       1,965,520
                                                                ---------------
                 Total Corporate Bonds
                 (Cost $6,973,240)                                    6,969,625
                                                                ---------------

    NUMBER
   OF SHARES
---------------
                 MONEY MARKET FUND--0.0%
         22,623  BNY Hamilton Money Fund (Hamilton Shares),
                  3.58%(a)
                 (Cost $22,623)                                          22,623
                                                                ---------------
                 Total Investments
                 (Cost $124,666,904) (b)--99.9%                     124,255,109
                 Other assets less liabilities--0.1%                    102,918
                                                                ---------------
                 Net Assets--100.0%                             $   124,358,027
                                                                ===============

FRN  Floating Rate Note. Coupon shown is in effect at September 30, 2005.
VRN  Variable Rate Note. Coupon shown is in effect at September 30, 2005.
+ Discounted rate at time of purchase for United States Government Agencies and Obligations.
(a)  Represents annualized 7 day yield at September 30, 2005.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At September 30, 2005, net unrealized depreciation was $411,795 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $51,592 and aggregate gross unrealized depreciation of $463,387.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON MONEY FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 COMMERCIAL PAPER--62.8%
                 Asset-Backed Securities--57.4%
$    40,000,000  Amsterdam Funding Corp.
                 3.75%, 10/18/05                                $    39,929,167
    200,000,000  Austra Corp.
                 3.69 - 3.72%, 10/12/05                             199,773,584
     50,000,000  Barton Capital Corp.
                 3.66%, 10/11/05                                     49,949,167
     50,000,000  Beethoven Funding Corp.
                 3.75%, 10/04/05                                     49,984,375
     50,000,000  Beethoven Funding Corp.
                 3.76%, 10/20/05                                     49,900,778
    136,049,000  Charta LLC
                 3.64%, 10/14/05                                    135,870,172
     50,000,000  CIESCO LLC
                 3.69%, 10/27/05                                     49,866,750
    100,000,000  Clipper Receivables Co.
                 3.76%, 10/20/05                                     99,801,556
     50,000,000  Concord Minutemen Capital Co., LLC,
                 Series A
                 3.68%, 10/11/05                                     49,948,889
     49,711,000  Concord Minutemen Capital Co., LLC,
                 Series A
                 3.76%, 10/17/05                                     49,627,927
     75,000,000  CRC Funding LLC
                 3.75%, 11/04/05                                     74,734,375
     30,285,000  Cullinan Finance Ltd.
                 3.66%, 10/03/05                                     30,278,842
     45,410,000  Fountain Square Commercial Funding Corp.
                 3.80%, 11/18/05                                     45,179,923
     35,000,000  Galaxy Funding, Inc.
                 3.77%, 11/28/05                                     34,787,414
     30,000,000  Galaxy Funding, Inc.
                 3.76%, 12/12/05                                     29,774,400
    100,000,000  Galleon Capital LLC
                 3.75%, 10/11/05                                     99,895,833
    100,000,000  Grampian Funding LLC
                 3.64%, 10/06/05                                     99,949,444
    100,000,000  Grenadier Funding Ltd.
                 3.80%, 11/01/05                                     99,672,778
     50,000,000  Jupiter Securitization Corp.
                 3.65%, 10/12/05                                     49,944,236
    100,000,000  Jupiter Securitization Corp.
                 3.76%, 11/03/05                                     99,655,333
     50,000,000  Klio I Funding Corp.
                 3.79%, 10/21/05                                     49,894,722
     50,000,000  La Fayette Asset Securitization LLC
                 3.76%, 10/04/05                                     49,984,333
     49,889,000  La Fayette Asset Securitization LLC
                 3.77%, 10/21/05                                     49,784,510
    100,000,000  Liberty Street Funding Corp.
                 3.77%, 11/03/05                                     99,654,417

                 BNY HAMILTON MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$    50,000,000  Moat Funding LLC
                 3.75%, 10/14/05                                  $  49,932,292
     83,858,000  Mont Blanc Capital Corp.
                 3.72%, 10/17/05                                     83,719,355
     50,000,000  Nieuw Amsterdam Receivables Corp.
                 3.63%, 10/07/05                                     49,969,750
     43,347,000  Old Line Funding LLC
                 3.65%, 10/12/05                                     43,298,656
     50,000,000  Ormond Quay Funding PLC
                 3.77%, 10/21/05                                     49,895,278
    100,000,000  Paradigm Funding LLC
                 3.779%, 1/26/06 FRN                                100,000,000
     50,000,000  Park Avenue Receivables Co., LLC
                 3.68%, 10/06/05                                     49,974,444
    100,000,000  Perry Global Funding Ltd.
                 3.61%, 10/11/05                                     99,899,722
    100,000,000  Quatro-PmX Funding Corp.
                 3.76%, 10/17/05                                     99,832,889
     41,471,000  Quatro-PmX Funding Corp.
                 3.78%, 10/20/05                                     41,388,265
    100,000,000  Ranger Funding Co., LLC
                 3.76%, 10/25/05                                     99,749,333
     50,000,000  Saint Germain Holdings Ltd.
                 3.65%, 10/06/05                                     49,974,653
     78,971,000  Scaldis Capital LLC
                 3.97%, 1/09/06                                      78,100,125
     50,000,000  Starbird Funding Corp.
                 3.71%, 10/11/05                                     49,948,472
     50,000,000  Starbird Funding Corp.
                 3.68%, 10/12/05                                     49,943,778
     50,000,000  Starbird Funding Corp.
                 3.71%, 10/13/05                                     49,938,167
     50,000,000  Starbird Funding Corp.
                 3.76%, 10/20/05                                     49,900,778
     50,000,000  Surrey Funding Corp.
                 3.72%, 10/20/05                                     49,901,833
     50,000,000  Surrey Funding Corp.
                 3.66%, 11/02/05                                     49,837,333
     50,000,000  Sydney Capital Corp.
                 3.66%, 10/11/05                                     49,949,167
     50,000,000  Sydney Capital Corp.
                 3.71%, 10/12/05                                     49,943,319
     50,000,000  Tasman Funding, Inc.
                 3.63%, 10/06/05                                     49,974,792
     50,000,000  Tasman Funding, Inc.
                 3.71%, 10/13/05                                     49,938,167
    100,000,000  Three Pillars Funding LLC
                 3.67%, 10/03/05                                     99,979,611
     43,304,000  Three Pillars Funding LLC
                 3.68%, 10/12/05                                     43,255,307
     50,000,000  Three Pillars Funding LLC
                 3.76%, 10/17/05                                     49,916,444

                 BNY HAMILTON MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$   100,000,000  Tulip Funding Corp.
                 3.625%, 10/03/05                               $    99,979,861
     50,000,000  Victory Receivables Corp.
                 3.62%, 10/03/05                                     49,989,944
    100,000,000  Waterfront Funding Corp.
                 3.90%, 10/03/05                                     99,978,333
     49,000,000  Waterfront Funding Corp.
                 3.78%, 11/03/05                                     48,830,215
     25,000,000  Whistlejacket Capital LLC
                 3.80%, 11/25/05 FRN                                 24,999,238
     50,000,000  Windmill Funding Corp.
                 3.65%, 10/03/05                                     49,990,056
     50,000,000  Windmill Funding Corp.
                 3.76%, 10/13/05                                     49,937,333
     50,000,000  Windmill Funding Corp.
                 3.67%, 10/17/05                                     49,918,444
    100,000,000  Zenith Funding Corp.
                 3.82%, 11/14/05                                     99,533,111
                                                                ---------------
                                                                  3,849,161,390
                                                                ---------------
                 Diversified Financial Services--1.9%
    100,000,000  General Electric Capital Corp.
                 3.66%, 10/12/05                                     99,888,167
     30,000,000  White Pine Finance LLC
                 3.56%, 10/17/05 FRN                                 29,999,126
                                                                ---------------
                                                                    129,887,293
                                                                ---------------
                 Foreign Banks, Branches, & Agencies--3.5%
    100,000,000  Danske Corp.
                 3.58% - 3.585%, 10/11/05                            99,900,486
    100,000,000  Deutsche Bank Financial LLC
                 3.75%, 10/13/05                                     99,875,000
     37,000,000  National Australia Funding (Delaware)
                 3.61%, 10/06/05                                      6,981,449
                                                                ---------------
                                                                    236,756,935
                                                                ---------------
                 Total Commercial Paper
                 (Cost $4,215,805,618)                            4,215,805,618
                                                                ---------------

                 CERTIFICATES OF DEPOSIT--27.5%
                 Banks--25.2%
    100,000,000  Bank of Montreal
                 3.70%, 11/01/05                                    100,000,000
     40,000,000  Bank of Montreal
                 3.59%, 1/06/06 FRN                                  39,995,074
    100,000,000  Bank of Nova Scotia
                 3.80%, 11/30/05                                    100,000,000

                 BNY HAMILTON MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$   100,000,000  Barclays Bank
                 3.73%, 10/14/05                                $   100,000,100
    100,000,000  Barclays Bank
                 3.89%, 11/28/05                                    100,000,000
    100,000,000  BNP Paribas
                 3.96%, 12/30/05                                    100,000,000
     17,000,000  Calyon, NY
                 3.785%, 2/27/06 FRN                                 16,996,326
    100,000,000  Fortis Bank
                 3.74%, 10/20/05                                    100,000,000
    100,000,000  KBC Bank
                 3.97%, 1/09/06                                     100,000,000
    100,000,000  Lloyds TSB Bank NY
                 4.00%, 1/03/06                                     100,000,000
     15,000,000  Mercantile Safe Deposit & Trust
                 2.47%, 10/05/05                                     15,000,000
     40,000,000  Mercantile Safe Deposit & Trust
                 3.69%, 10/14/05                                     40,000,000
     50,000,000  Mercantile Safe Deposit & Trust
                 3.83%, 11/28/05                                     50,000,000
     50,000,000  Nordeutsche Landesbank
                 3.79%, 5/26/06 FRN                                  50,000,000
    100,000,000  Rabobank Nederland
                 3.95%, 12/30/05                                    100,000,000
     40,000,000  Rabobank Nederland
                 3.68%, 2/16/06 FRN                                  39,993,508
    100,000,000  Regions Bank
                 3.76%, 10/21/05                                    100,000,000
     50,000,000  Royal Bank of Scotland
                 3.635%, 6/05/06 FRN                                 49,994,942
     50,000,000  Societe Generale
                 3.74%, 11/14/05                                     50,000,000
     40,000,000  Suntrust Atlanta
                 3.78%, 6/12/06 FRN                                  40,000,000
     50,000,000  Svenska Handelsbanken, Inc.
                 3.705%, 10/31/05                                    50,000,000
    100,000,000  UBS AG
                 3.77%, 10/31/05                                    100,000,000
     50,000,000  UBS AG
                 3.895%, 6/30/06                                     50,001,819
    100,000,000  Wells Fargo Bank
                 3.72%, 10/12/05                                    100,000,000
                                                                ---------------
                                                                  1,691,981,769
                                                                ---------------
                 Diversified Financial Services--2.3%
    100,000,000  American Express Centurion Bank
                 3.64%, 10/03/05                                    100,000,000

                 BNY HAMILTON MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
$    50,000,000  American Express Centurion Bank
                 3.69%, 10/12/05                                $    50,000,000
                                                                ---------------
                                                                    150,000,000
                                                                ---------------
                 Total Certificates of Deposit
                 (Cost $1,841,981,769)                            1,841,981,769
                                                                ---------------

                 CORPORATE BONDS--5.7%
                 Banks--2.8%
     40,000,000  Fifth Third Bank
                 3.72%, 12/09/05 FRN                                 39,996,975
     40,000,000  Lloyds TSB Bank NY
                 3.78%, 12/01/05 FRN                                 39,996,112
     25,000,000  National City Bank
                 3.65%, 2/09/06 FRN                                  24,999,803
     30,000,000  Suntrust Bank
                 3.77%, 12/12/05 FRN                                 29,998,709
     30,000,000  US Bank NA
                 3.76%, 12/05/05 FRN                                 30,001,485
     20,000,000  Wachovia Bank
                 3.46%, 10/11/05 FRN                                 19,999,772
                                                                ---------------
                                                                    184,992,856
                                                                ---------------
                 Diversified Financial Services--2.9%
     50,000,000  Premier Asset Collateralized Entity LLC
                 3.79%, 5/25/06 FRN                                  50,000,000
     50,000,000  Rathgar Capital
                 3.765%, 5/22/06 FRN                                 50,000,000
     70,000,000  Sigma Finance, Inc.
                 3.62%, 4/13/06 FRN                                  70,013,680
     25,000,000  White Pine Finance LLC
                 3.79%, 4/25/06 FRN                                  24,997,737
                                                                ---------------
                                                                    195,011,417
                                                                ---------------
                 Total Corporate Bonds
                 (Cost $380,004,273)                                380,004,273
                                                                ---------------

                 TIME DEPOSITS--3.8%
                 Banks--3.8%
     77,891,000  Chase Manhattan Bank
                 3.91% 10/03/2005                                    77,891,000
    175,000,000  National City Bank, Indiana
                 3.875% 10/03/2005                                  175,000,000
                                                                ---------------

                 BNY HAMILTON MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Total Time Deposits
                 (Cost $252,891,000)                            $   252,891,000
                                                                ---------------

                 UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--1.9%
                 Federal Farm Credit Bank--0.4%
$    10,216,000  2.91%, 12/16/05 +                                   10,153,240
     20,000,000  2.99%, 1/11/06                                      19,999,776
                                                                ---------------
                                                                     30,153,016
                                                                ---------------
                 Federal Home Loan Bank--1.5%
     50,000,000  3.411%, 10/05/05 FRN                                49,999,583
     50,000,000  3.00%, 1/18/06                                      49,997,985
                                                                ---------------
                                                                     99,997,568
                                                                ---------------
                 Total Unites States Government Agencies &
                  Obligations
                 (Cost $130,150,584)                                130,150,584
                                                                ---------------
                 Total Investments
                 (Cost $6,820,833,244) (a)--101.7%                6,820,833,244
                 Liabilities in excess of other assets--(1.7%)     (114,191,580)
                                                                ---------------
                 Net Assets--100.0%                             $ 6,706,641,664
                                                                ===============

FRN  Floating Rate Note. Coupon shown is in effect at September 30, 2005.
+ Represents yield at time of purchase for United States Government agencies & obligations.
(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 SHORT-TERM MUNICIPAL BONDS--99.8%
                 Education--4.1%
$     1,400,000  Albany, New York, Individual
                 Development Agency Civic Facility
                 Revenue University Albany Foundation
                 Student, Series C, AMBAC Insured +(a)          Aaa/AAA      2.770%  11/01/32  $     1,400,000
      1,775,000  East Greenbush, New York, Central
                 School District, MBIA Insured +                Aaa/NR       2.750   12/01/05        1,776,481
      1,000,000  New York State Dormitory Authority
                 Revenue, (Cornell University), Series B (a)    Aa1/AA+      2.740    7/01/30        1,000,000
      1,000,000  New York State Dormitory Authority
                 Revenue, Non State Supported Debt
                 (Columbia University) (a)                      Aaa/AAA      2.740    7/01/28        1,000,000
      1,000,000  New York State Dormitory Authority
                 Revenue, Series A, FSA Insured +               NR/AAA       2.750    7/01/06        1,000,000
      2,000,000  New York State Dormitory Authority
                 Revenue, School Districts Financing
                 Program, Series D, MBIA Insured +              Aaa/AAA      4.500   10/01/05        2,000,000
                                                                                               ---------------
                                                                                                     8,176,481
                                                                                               ---------------
                 General Obligations--8.7%
      1,000,000  New York, New York, Series
                 B-SubSeries B-4, MBIA Insured +(a)             Aaa/AAA      2.800    8/15/23        1,000,000
        900,000  New York, New York, Series
                 B2-SubSeries B5, MBIA Insured +(a)             Aaa/AAA      2.780    8/15/09          900,000
      3,300,000  New York, New York, Series
                 H-SubSeries H-6, MBIA Insured (a)              Aaa/AAA      2.710    8/01/12        3,300,000
      1,700,000  New York, New York, SubSeries A-6 (a)          Aaa/AAA      2.750    8/01/19        1,700,000
      1,000,000  New York, New York, SubSeries A-9 (a)          Aa2/AA+      2.750    8/01/18        1,000,000
        300,000  New York, New York, SubSeries A-10,
                 MBIA Insured +(a)                              Aa2/AA+      2.930    8/01/17          300,000
      8,000,000  New York, New York, SubSeries C-3 (a)          Aa2/AA       2.720    8/01/20        8,000,000
        450,000  New York, New York, SubSeries E5 (a)           Aa2/AA-      2.720    8/01/17          450,000
        500,000  New York, New York, SubSeries E5 (a)           Aa2/AA+      2.720    8/01/19          500,000
                                                                                               ---------------
                                                                                                    17,150,000
                                                                                               ---------------
                 Healthcare--1.6%
        500,000  New York State Dormitory Authority
                 Revenue, (Mental Health),
                 SubSeries D-2C, MBIA Insured +(a)              Aaa/AAA      2.730    2/15/31          500,000

                 BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$     2,000,000  New York State Dormitory Authority
                 Revenue, (Mental Health),
                 SubSeries D-2F (a)                             A2/AA-       2.760%   2/15/31  $     2,000,000
        120,000  New York State Dormitory Authority
                 Revenue, (Millard Fillmore Hospital),
                 FHA, AMBAC Insured +                           Aaa/AAA      5.000    2/01/06          120,875
        500,000  New York State Dormitory Authority
                 Revenue, (Presbyterian Hospital), FHA,
                 AMBAC Insured +                                Aaa/AAA      5.250    2/15/06          504,503
                                                                                               ---------------
                                                                                                     3,125,378
                                                                                               ---------------
                 Housing--14.3%
      3,000,000  New York City Housing Development
                 Corp., Multi-Family Housing Revenue,
                 (Marseilles Apartments) (a)                    NR/AA        2.710   12/01/34        3,000,000
        900,000  New York City Housing Development
                 Corp., Multi-Family Housing Revenue,
                 (Tribeca Towers), Series A (a)                 NR/AAA       2.800   11/15/19          900,000
      6,500,000  New York State Housing Finance
                 Agency Revenue, (101 West End) (a)             Aaa/NR       2.780    5/15/31        6,500,000
        900,000  New York State Housing Finance
                 Agency Revenue, (750 6th Ave.), Series A (a)   Aaa/NR       2.810    5/15/31          900,000
      1,500,000  New York State Housing Finance
                 Agency Revenue, (East 39th St.), Series A (a)  Aaa/NR       2.810   11/15/31        1,500,000
        900,000  New York State Housing Finance
                 Agency Revenue, (Gethsemane
                 Apartments), Series A (a)                      Aaa/NR       2.790    5/15/33          900,000
      1,800,000  New York State Housing Finance
                 Agency Revenue, (Normandie CT I
                 Project) (a)                                   Aaa/AA+      2.680    5/15/15        1,800,000
      5,800,000  New York State Housing Finance
                 Agency Revenue, (River Terrace Housing) ,
                  Series A (a)                                  Aaa/NR       2.760    5/15/34        5,800,000
      1,000,000  New York State Housing Finance
                 Agency Revenue, (Tribeca), Series A (a)        Aaa/NR       2.800   11/15/29        1,000,000
      1,000,000  New York State Housing Finance
                 Agency Revenue, Series-A (a)                   Aa2/NR       2.650   11/01/10        1,000,000
      1,000,000  New York State Housing Finance
                 Agency Revenue, Series A (a)                   Aaa/NR       2.800    5/01/29        1,000,000
      4,000,000  New York State Housing Finance
                 Agency Revenue, Series I (a)                   NR/AA+       2.760    3/15/31        4,000,000
                                                                                               ---------------
                                                                                                    28,300,000
                                                                                               ---------------

                 BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
                 Industrial Development--6.6%
$     4,000,000  Babylon, New York, Industrial
                 Development Agency Resource Revenue,
                 (Ogden Martin Project), FSA Insured +(a)       Aaa/AAA      2.710%   1/01/19  $     4,000,000
        700,000  New York, New York City Industrial
                 Development Agency Civic Facility
                 Revenue, (American Civil Project) (a)          Aa2/AA-      2.780    6/01/35          700,000
        700,000  New York, New York City, Industrial
                 Development Agency Civic Facility
                 Revenue, (Lycee Francais Project),
                 Series B (a)                                   Aa2/AA-      2.780    6/01/32          700,000
      4,200,000  Tompkins County, New York, Industrial
                  Development Agency Revenue Civic
                 Facility (Cornell University), Series A (a)    Aa1/AA+      2.740    7/01/30        4,200,000
      1,500,000  Tompkins County, New York, Industrial
                  Development Agency Revenue, (Ithaca
                 College), XLCA Insured + (a)                   Aaa/NR       2.780    7/01/34        1,500,000
      2,000,000  Troy, New York, Industrial
                 Development Agency Civic Facility
                 Revenue, (Rensselaer Polytech), Series E (a)    A1/A+       2.750    4/01/37        2,000,000
                                                                                               ---------------
                                                                                                    13,100,000
                                                                                               ---------------
                 Other--3.7%
      2,000,000  New York City Trust for Cultural
                 Resources, (Alvin Ailey Dance
                 Foundation) (a)                                Aaa/AA+      2.700    7/01/33        2,000,000
      2,800,000  New York City Trust for Cultural
                 Resources, (American Museum of Natural
                 History), Series A, MBIA Insured + (a)         Aaa/AAA      2.710    4/01/21        2,800,000
      2,483,000  New York State Dormitory Authority
                 Revenue, (Metropolitan Museum of Art),
                 Series A (a)                                   Aa1/AA+      2.720    7/01/15        2,483,000
                                                                                               ---------------
                                                                                                     7,283,000
                                                                                               ---------------
                 PreRefunded/Escrow/U.S.Guarantee--2.3%
      2,300,000  Islip, New York Community Development
                 Agency, (New York Institute of
                 Technology) (a)                                NR/AAA       7.500    3/01/26        2,391,830
      1,000,000  New York State Dormitory Authority
                 Revenue, (Beth Israel Medical Center),
                 Prerefunded, MBIA Insured + (a)                Aaa/AAA      6.000   11/01/15        1,023,173
      1,000,000  New York State Dormitory Authority
                 Revenue, (State University Educational
                 Facilities) (a)                                A3/AA-       5.500    5/15/26        1,036,685

                 BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$        50,000  New York, New York City Transitional
                 Finance Authority, Series B                    Aa1/AAA      5.250%  11/15/05  $        50,154
                                                                                               ---------------
                                                                                                     4,501,842
                                                                                               ---------------
                 Special Tax--28.3%
      2,000,000  Buffalo, New York Fiscal Stability
                 Authority Anticipation Notes, Series A-1       MIG1/NR      4.000    5/15/06        2,015,181
      4,500,000  Metropolitan Transit Authority,
                 Dedicated Tax Fund, Series D-1,
                 AMBAC Insured +(a)                             NR/AAA       2.750   11/01/34        4,500,000
      5,000,000  Metropolitan Transportation Authority,
                 Dedicated Tax, Series B, FSA Insured + (a)     Aaa/AAA      2.740   11/01/22        5,000,000
      2,500,000  Nassau County, New York, Interim
                 Finance Authority, Sales Tax Secured,
                 Series B, FSA Insured +(a)                     Aaa/AAA      2.720   11/15/22        2,500,000
        150,000  New York, New York City Transitional
                 Finance Authority, Future Tax, Series B        Aa1/AAA      5.250   11/15/05          150,463
      1,000,000  New York, New York City Transitional
                 Finance Authority,
                 Series 3-SubSeries 3B (a)                      Aa2/AAA      2.950   11/01/22        1,000,000
        500,000  New York, New York City Transitional
                 Finance Authority, New York City
                 Recovery, Series 3-SubSeries 3H (a)            Aa2/AAA      2.790   11/01/22          500,000
      1,080,000  New York, New York City Transactional
                 Finance Authority, SubSeries 2F (a)            Aa2/AAA      2.790   11/01/22        1,080,000
      1,100,000  New York, New York City Transitional
                 Finance Authority Revenue, SubSeries C2 (a)    Aa1/AAA      2.790    8/01/31        1,100,000
        345,000  New York City Transitional Finance
                 Authority Revenue                              Aa1/AAA      5.250    2/01/06          348,628
      5,000,000  New York City Transitional Finance
                 Authority Revenue, Adjustable-Future
                 Tax, Sector D, Series A-1 (a)                  Aa1/AAA      2.750   11/15/28        5,000,000
      3,000,000  New York City Transitional Finance
                 Authority Revenue, Series C (a)                Aa1/AAA      2.740    2/01/32        3,000,000
      4,900,000  New York City Transitional Finance
                 Authority Revenue, SubSeries 2D (a)            Aa2/AAA      2.740   11/01/22        4,900,000
        500,000  New York State Local Government
                 Assistance Corp., Series 3V, FGIC
                 Insured +(a)                                   Aaa/AAA      2.750    4/01/24          500,000
      4,600,000  New York State Local Government
                 Assistance Corp., Series 4V, FSA Insured +(a)  Aaa/AAA      2.750    4/01/22        4,600,000

                 BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$     4,000,000  New York State Local Government
                 Assistance Corp., Series B (a)                 Aa3/AA-      2.680%   4/01/25  $     4,000,000
      3,800,000  New York State Local Government
                 Assistance Corp., Series C (a)                 Aaa/AA+      2.680    4/01/25        3,800,000
      6,000,000  New York State Local Government
                 Assistance Corp., Series D (a)                 Aa2/AA-      2.650    4/01/25        5,999,999
      1,000,000  New York State Thruway Authority
                 State Personal Income Tax Revenue,
                 Transitional, Series A                          NR/AA       3.000    3/15/06        1,002,002
      4,950,000  New York State Urban Development
                 Corp., State Facility and Equipment,
                 SubSeries A-3-C, CIFG Insured + (a)            NR/AAA       2.750    3/15/33        4,950,000
                                                                                               ---------------
                                                                                                    55,946,273
                                                                                               ---------------
                 State Appropriation--7.0%
      9,500,000  Jay Street Development Corp., New
                 York Courts Facility Lease Revenue,
                 Series A-1 (a)                                 Aaa/AA+      2.730    5/01/22        9,500,000
      3,400,000  New York State Thruway Authority
                 General Revenue, Series A                     MIG1/SP-1+    2.250   10/06/05        3,400,069
      1,000,000  New York State Thruway Authority
                 General Revenue, Series E                      Aa3/AA-      5.500    1/01/06        1,008,174
                                                                                               ---------------
                                                                                                    13,908,243
                                                                                               ---------------
                 Transportation--8.0%
        400,000  Grand Central, New York, District
                 Management Association, Inc.                   Aa3/NR       3.000    1/01/06          400,843
      1,700,000  Niagara Falls, New York, Bridge
                 Commission Toll Revenue, Series A,
                 FGIC Insured +(a)                              Aaa/AAA      2.710   10/01/19        1,700,000
        400,000  Niagara Falls, New York, Bridge
                 Commission Toll Revenue,
                 Series B, MBIA Insured +                       Aaa/AAA      2.000   10/01/05          400,000
      4,000,000  Port Authority NY and NJ Special
                 Obligation Revenue, (Versatile Structure
                 Obligation), Series 2 (a)                       A2/A+       2.800    5/01/19        4,000,000
      1,200,000  Port Authority NY and NJ Special
                 Obligation Revenue, (Versatile Structure
                 Obligation), Series 5 (a)                       A2/A+       2.820    8/01/24        1,200,000
      2,000,000  Triborough Bridge & Tunnel Authority,
                  General Purpose, Series B (a)                 Aa2/AA-      2.750    1/01/33        2,000,000
      1,900,000  Triborough Bridge & Tunnel Authority,
                  General Purpose, Series B, AMBAC
                 Insured +(a)                                   Aaa/AAA      2.730    1/01/32        1,900,000
      2,600,000  Triborough Bridge & Tunnel Authority,
                  General Purpose, Series F (a)                 Aa2/AA-      2.750   11/01/32        2,600,000

                 BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
   PRINCIPAL                                                     /S&P     INTEREST   MATURITY
    AMOUNT                                                     RATINGS*     RATE       DATE         VALUE
---------------                                                ---------  --------   --------  ---------------
$     1,500,000  Triborough Bridge & Tunnel Authority,
                 Special Obligation Revenue, Series C,
                 FSA Insured +(a)                               Aaa/AAA      2.730%   1/01/31  $     1,500,000
                                                                                               ---------------
                                                                                                    15,700,843
                                                                                               ---------------
                 Utilities--15.2%
      2,000,000  Erie County, Water Authority, New
                 York, Water System Revenue, Series A,
                 AMBAC Insured +(a)                             Aaa/AAA      2.710   12/01/16        2,000,000
      1,250,000  Erie County, Water Authority, New
                 York, Water System Revenue, Series B,
                 AMBAC Insured +(a)                             Aaa/AAA      2.710   12/01/16        1,250,000
        795,000  Great Neck North Water Authority, New
                 York, Water System Revenue, Series A,
                 FGIC Insured +(a)                              Aaa/AAA      2.750    1/01/20          795,000
      1,000,000  Long Island Power Authority, New York
                  Electric System Revenue, Series F, FSA
                 Insured + (a)                                  Aaa/AAA      2.750   12/01/29        1,000,000
        209,000  Long Island Power Authority, New York
                 Electric System Revenue, Sub-Series 1A (a)     Aaa/AA+      2.760    5/01/33          209,000
      3,950,000  Long Island Power Authority, New York
                 Electric System Revenue, Sub-Series 1B (a)     Aa2/AA       2.790    5/01/33        3,950,000
        800,000  Long Island Power Authority, New York
                 Electric System Revenue, Variable-Series
                 E, FSA Insured +(a)                            Aaa/AAA      2.700   12/01/29          800,000
        600,000  New York City Municipal Water
                 Finance Authority, Water & Sewer System
                 Revenue, Series C, FGIC Insured + (a)          Aaa/AAA      2.800    6/15/22          600,000
      4,500,000  New York State Energy Research &
                 Development Authority, Pollution
                 Control Revenue, (Orange & Rockland
                 Utilities), Series A, AMBAC Insured + (a)      Aaa/AAA      2.710    8/01/15        4,500,000
      4,500,000  New York State Energy Research &
                 Development Authority, Pollution
                 Control Revenue, (Orange & Rockland
                 Project), Series A, FGIC Insured + (a)         Aaa/AAA      2.710   10/01/14        4,500,000
      1,500,000  New York State Environmental Facility
                 Corp., Solid Waste Disposal Revenue (a)        Aaa/AAA      2.800    7/01/19        1,500,000
      4,000,000  Suffolk County, New York Industrial
                 Development Agency Revenue, Southwest
                 Sewer System, XCLA Insured +                   Aaa/AAA      4.000    2/01/06        4,018,260
      4,900,000  Suffolk County, New York, Water
                 Authority (a)                                   NR/AA-      2.680    1/01/08        4,900,000
                                                                                               ---------------

                 BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                MOODY'S
                                                                 /S&P     INTEREST
                                                               RATINGS*     RATE                    VALUE
                                                               ---------  --------             ---------------
                                                                                               $    30,022,260
                                                                                               ---------------
                 Total Short-Term Municipal Bonds
                 (Cost $197,214,320)                                                               197,214,320
                                                                                               ---------------
   NUMBER
  OF SHARES
---------------
                 MONEY MARKET FUND--0.0%
         32,862  Federated Prime Obligations Fund
                 (Institutional Shares)
                 (Cost $32,862)                                  NR/NR    3.62%(b)                      32,862
                                                                                               ---------------
                 Total Investments
                 (Cost $197,247,182) (c)--99.8%                                                    197,247,182
                 Other assets less liabilities--0.2%                                                   306,775
                                                                                               ---------------
                 Net Assets--100.0%                                                               $197,553,957
                                                                                               ===============

*       Unaudited.
AMBAC   American Municipal Bond Assurance.
CIFG    CDC IXIS Financial Guaranty.
FGIC    Financial Guaranty Insurance Company.
FHA     Federal Housing Authority.
FSA     Financial Security Assurance.
MBIA    Municipal Bond Investor Assurance.
NR      Not rated.
XLCA    XL Capital Assurance Inc.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
(a) Seven day or less variable rate demand note, rate shown is interest rate in effect at September 30, 2005. Maturity date represents ultimate maturity.
(b)     Represents annualized 7 day yield at September 30, 2005.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

                 BNY HAMILTON TREASURY MONEY FUND
                 Schedule of Investments

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 UNITED STATES GOVERNMENT AGENCIES &
                 OBLIGATIONS--30.5%
                 United States Treasury Bills + --26.0%
$    50,000,000  3.13%, 10/06/05                                $    49,978,264
     50,000,000  3.15%, 10/13/05                                     49,947,467
    100,000,000  3.21%-3.22%, 10/20/05                               99,830,187
     50,000,000  3.24%, 10/27/05                                     49,883,000
     40,000,000  3.08%, 11/03/05                                     39,887,067
     30,000,000  3.10%, 11/10/05                                     29,896,833
     50,000,000  3.42%, 11/17/05                                     49,776,750
    100,000,000  3.46%, 11/25/05                                     99,472,152
    100,000,000  3.38%, 12/08/05                                     99,362,406
                                                                ---------------
                                                                    568,034,126
                                                                ---------------
                 United States Treasury Notes--4.5%
     70,000,000  2.25%, 4/30/06                                      69,543,917
     30,000,000  2.50%, 5/31/06                                      29,816,880
                                                                ---------------
                                                                     99,360,797
                                                                ---------------
                 Total United States Government Agencies &
                  Obligations
                 (Cost $667,394,923)                                667,394,923
                                                                ---------------

                 REPURCHASE AGREEMENTS--69.7%
                 Repurchase Agreement with Barclays Capital,
                  Inc.--16.2%
    355,000,000  3.25%, dated 9/30/05, due 10/03/05
                 repurchase price $355,096,146 (Collateral -
                 TIP, 3.625%, 4/15/28; aggregate market
                 value plus accrued interest $362,101,600)          355,000,000
                                                                ---------------
                 Repurchase Agreement with Citigroup--16.2%
    355,000,000  3.25%, dated 9/30/05, due 10/03/05
                 repurchase price $355,096,146 (Collateral -
                 UST Note, 4.00%, 11/15/12; aggregate market
                 value plus accrued interest $362,100,558)          355,000,000
                                                                ---------------
                 Repurchase Agreement with Deutsche Bank
                  AG--4.5%
     99,511,000  3.25%, dated 9/30/05, due 10/03/05
                 repurchase price $99,537,951(Collateral - UST
                 Note, 4.25%, 8/15/14; UST Strips, 0.00%,
                 5/15/24-2/15/27; aggregate market value plus
                 accrued interest $101,502,016)                      99,511,000
                                                                ---------------

                 BNY HAMILTON MONEY FUND
                 Schedule of Investments (Continued)

                 September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 Repurchase Agreement with Goldman Sachs
                  Group, Inc.--15.7%
$   344,000,000  3.20%, dated 9/30/05, due 10/03/05
                 repurchase price $344,091,733 (Collateral -
                 UST Notes, 3.625%-6.125%, 4/30/07-8/15/07;
                 aggregate market value plus accrued
                 interest $350,880,323)                         $   344,000,000
                                                                ---------------
                 Repurchase Agreement with Morgan
                  Stanley--17.1%
    375,000,000  3.25%, dated 9/30/05, due 10/03/05
                 repurchase price $375,101,563 (Collateral -
                 UST Strips, 0.00%, 11/15/18-8/15/19;
                 aggregate market value plus accrued interest
                 $382,890,256)                                      375,000,000
                                                                ---------------
                 Total Repurchase Agreements
                 (Cost $1,528,511,000)                            1,528,511,000
                                                                ---------------
                 Total Investments
                 (Cost $2,195,905,923) (a)--100.2%                2,195,905,923
                 Liabilities in excess of other assets--(0.2%)       (5,250,146)
                                                                ---------------
                 Net Assets--100.0%                             $ 2,190,655,777
                                                                ===============

+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills.
TIP  Treasury Inflation Protected Security.
(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted Notes to Financial Statements in the semi-annual report dated June 30, 2005.

Item 2.  Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and sub-administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as administrator and distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Bisys on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY HAMILTON FUNDS, INC.

By: /s/ Kevin J. Bannon
    -----------------------------------------
    Kevin J. Bannon
    President and Principal Executive Officer

Date: November 22, 2005

By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: November 22, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin J. Bannon
    -----------------------------------------
    Kevin J. Bannon
    President and Principal Executive Officer

Date: November 22, 2005

By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: November 22, 2005